UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Item 1. Reports to Stockholders.

Understanding your Lifecycle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF funds in which each fund had investments as of November 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 31 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015–November 30, 2015).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Retirement Income Fund actual return	$1,000.00	$982.16	$0.00		$1.83
5% annual hypothetical return	1,000.00	1,025.00	0.00		1.87
2010 Fund actual return	1,000.00	981.00	0.00		1.88
5% annual hypothetical return	1,000.00	1,025.00	0.00		1.92
2015 Fund actual return	1,000.00	979.17	0.00		1.88
5% annual hypothetical return	1,000.00	1,025.00	0.00		1.92
2020 Fund actual return	1,000.00	976.68	0.00		1.98
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.02
2025 Fund actual return	1,000.00	974.10	0.00		2.02
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.07
2030 Fund actual return	1,000.00	971.32	0.00		2.07
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.12
2035 Fund actual return	1,000.00	968.86	0.00		2.17
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.23
2040 Fund actual return	1,000.00	965.61	0.00		2.21
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2045 Fund actual return	1,000.00	965.91	0.00		2.21
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2050 Fund actual return	1,000.00	965.85	0.00		2.21
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2055 Fund actual return	1,000.00	965.54	0.00		2.21
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2060 Fund actual return	1,000.00	965.65	0.00		2.21
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

6	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund; 0.38% for the 2010 and 2015 Funds; 0.40% for the 2020 Fund; 0.41% for the 2025 Fund; 0.42% for the 2030 Fund; 0.44% for the 2035 Fund; 0.45% for the 2040, 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Retirement Income Fund actual return	$1,000.00	$981.41	$0.74		$2.58
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.63
2010 Fund actual return	1,000.00	980.95	0.74		2.62
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.68
2015 Fund actual return	1,000.00	979.09	0.74		2.62
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.68
2020 Fund actual return	1,000.00	976.61	0.74		2.72
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.78
2025 Fund actual return	1,000.00	973.98	0.74		2.76
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.83
2030 Fund actual return	1,000.00	970.29	0.74		2.81
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.88
2035 Fund actual return	1,000.00	967.89	0.74		2.90
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.98
2040 Fund actual return	1,000.00	964.61	0.74		2.95
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03
2045 Fund actual return	1,000.00	964.91	0.74		2.95
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03
2050 Fund actual return	1,000.00	965.73	0.74		2.95
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03
2055 Fund actual return	1,000.00	965.44	0.74		2.95
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03
2060 Fund actual return	1,000.00	965.62	0.74		2.95
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

8	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund; 0.53% for the 2010 and 2015 Funds; 0.55% for the 2020 Fund; 0.56% for the 2025 Fund; 0.57% for the 2030 Fund; 0.59% for the 2035 Fund; and 0.60% for the 2040, 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Retirement Income Fund actual return	$1,000.00	$981.75	$1.24		$3.07
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.13
2010 Fund actual return	1,000.00	979.74	1.24		3.12
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.18
2015 Fund actual return	1,000.00	978.45	1.24		3.12
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.18
2020 Fund actual return	1,000.00	976.08	1.24		3.21
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.29
2025 Fund actual return	1,000.00	972.71	1.23		3.25
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.34
2030 Fund actual return	1,000.00	970.13	1.23		3.30
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.39
2035 Fund actual return	1,000.00	967.23	1.23		3.39
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.49
2040 Fund actual return	1,000.00	964.54	1.23		3.44
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2045 Fund actual return	1,000.00	964.82	1.23		3.44
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2050 Fund actual return	1,000.00	964.76	1.23		3.44
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2055 Fund actual return	1,000.00	964.65	1.23		3.44
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2060 Fund actual return	1,000.00	964.66	1.23		3.44
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

10	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund; 0.63% for the 2010 and 2015 Funds; 0.65% for the 2020 Fund; 0.66% for the 2025 Fund; 0.67% for the 2030 Fund; 0.69% for the 2035 Fund; and 0.70% for the 2040, 2045, 2050, 2055 and 2060 Funds.

Expense example

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Retirement Income Fund actual return	$1,000.00	$981.79	$1.24		$3.07
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.13

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.62% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	11

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2015

All twelve TIAA-CREF Lifecycle Funds underperformed their respective composite benchmarks in a declining market for the six-month period. Returns for the Retirement Class ranged from –1.82% for the Retirement Income Fund to –3.55% for the Lifecycle 2040 Fund. The tables on the following pages show returns for all share classes of the funds.

The underperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.21 of a percentage point for the Lifecycle 2010 and 2025 funds to 0.08 of a percentage point for the Lifecycle 2045 and 2050 funds. (All results for the Lifecycle Funds are for the Retirement Class.)

Worldwide financial markets mostly retreat in an uncertain environment

The U.S. economy continued to expand during the six months, albeit at a slower pace. The unemployment rate remained at 5.0% in November 2015, its lowest level since early 2008. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 2.0% in the third quarter—a slowdown from the 3.9% increase in the prior quarter. In late September, the Federal Reserve decided to hold the federal funds target rate near 0.0%, which pushed stocks higher in October.

The broad U.S. stock market, as measured by the Russell 3000® Index, declined 1.05% for the six months. Although many international markets rose late in the period, they couldn’t overcome earlier losses amid concerns about Greece’s debt problems and slowing growth in China. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –10.16% for the reporting period in terms of U.S. dollars.

The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.12% for the six months. The yield on the 10-year U.S. Treasury bond began the period at 2.12% on May 29, then fluctuated considerably before landing at 2.21% on November 30. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), returned –1.96%. Short-term bonds performed better as the Barclays U.S. 1–3 Year Government/Credit Bond Index rose 0.03%.

12	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Funds suffer losses as most equity and bond markets decline

Each Lifecycle Fund delivered negative returns for the period as most of their underlying equity and bond funds suffered losses.

The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were hampered by declines in both stocks and bonds. The Large-Cap Value Fund and Mid-Cap Value Fund were among the largest detractors from performance within U.S. equities. Each of the underlying funds in the international equity sector posted a negative absolute return. The Bond Fund and Bond Plus Fund had small losses, while returns of the High-Yield Fund and Inflation-Linked Bond Fund fell more substantially. In contrast, the Large-Cap Growth Fund, Enhanced Large-Cap Growth Index Fund, Small-Cap Equity Fund and Short-Term Bond Fund achieved positive results.

Security selections add to decline

All twelve Lifecycle Funds were affected by the turmoil in the global stock markets, underperforming their respective composite benchmarks because several of the underlying funds lagged the broad market indexes used to calculate the composite benchmarks. In the U.S. equity sector, the Large-Cap Value Fund and the Enhanced Large-Cap Value Index Fund were the largest detractors from the Lifecycle Funds’ relative performance. The biggest contributions came from the Large-Cap Growth Fund and the Small-Cap Equity Fund, both of which outperformed their respective benchmarks.

In the international sector, equities in nearly every country declined. The International Equity Fund’s return was almost one percentage point less than its benchmark, the MSCI EAFE Index, while the International Opportunities Fund topped its benchmark, the MSCI All Country World ex USA Index by more than two percentage points.

(Performance of the Lifecycle Funds’ underlying funds can be found at tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	13

Lifecycle Retirement Income Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Retirement Income Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	11/30/2007	–1.78%	0.88%	6.43%	4.53%
Premier Class	9/30/2009	–1.86	0.73	6.25	4.35	*
Retirement Class	11/30/2007	–1.82	0.63	6.18	4.28
Retail Class	11/30/2007	–1.82	0.64	6.19	4.35
Retirement Income Fund Composite Index†	—	–1.66	0.31	6.24	4.60	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.31	‡
Russell 3000® Index	—	–1.05	2.58	14.13	6.83	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on November 30, 2015, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI All Country World ex USA Index; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	26.9%	28.0%
International equity	13.2	12.0
Fixed income
Fixed income	39.9	40.0
Short-term fixed income	10.0	10.0
Inflation-protected assets	10.0	10.0
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	15

Lifecycle 2010 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2010 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	–1.90%	0.99%	7.05%	5.31	%*
Premier Class	9/30/2009	–1.90	0.83	6.89	5.14	*
Retirement Class	10/15/2004	–2.03	0.75	6.79	5.07
2010 Fund Composite Index†	—	–1.82	0.31	6.90	5.23
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.65
Russell 3000® Index	—	–1.05	2.58	14.13	7.59

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2015, the 2010 Fund Composite Index consisted of: 39.1% Barclays U.S. Aggregate Bond Index; 31.2% Russell 3000 Index; 13.3% MSCI All Country World ex USA Index; 8.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

16	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	30.1%	30.8%
International equity	14.5	13.2
Fixed income
Fixed income	39.0	39.2
Short-term fixed income	8.2	8.4
Inflation-protected assets	8.1	8.4
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	17

Lifecycle 2015 Fund

Performance as of November 30, 2015

				Average annual
		Total return		total return
Lifecycle 2015 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	–2.08%	1.05%	7.56%	5.39	%*
Premier Class	9/30/2009	–2.09	0.98	7.41	5.22	*
Retirement Class	10/15/2004	–2.15	0.86	7.31	5.17
2015 Fund Composite Index†	—	–1.97	0.30	7.48	5.33
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.65
Russell 3000® Index	—	–1.05	2.58	14.13	7.59

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2015, the 2015 Fund Composite Index consisted of: 38.1% Barclays U.S. Aggregate Bond Index; 34.7% Russell 3000 Index; 14.8% MSCI All Country World ex USA Index; 6.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	33.6%	34.3%
International equity	16.0	14.7
Fixed income
Fixed income	38.0	38.2
Short-term fixed income	6.2	6.4
Inflation-protected assets	6.1	6.4
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	19

Lifecycle 2020 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2020 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	–2.33%	1.16%	8.22%	5.43	%*
Premier Class	9/30/2009	–2.34	1.01	8.04	5.27	*
Retirement Class	10/15/2004	–2.39	0.93	7.94	5.20
2020 Fund Composite Index†	—	–2.25	0.25	8.17	5.39
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	7.59
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.65

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2015, the 2020 Fund Composite Index consisted of: 40.1% Russell 3000 Index; 34.3% Barclays U.S. Aggregate Bond Index; 17.2% MSCI All Country World ex USA Index; 4.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	39.1%	39.5%
International equity	18.3	16.9
Fixed income
Fixed income	34.2	34.8
Short-term fixed income	4.2	4.4
Inflation-protected assets	4.1	4.4
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	21

Lifecycle 2025 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2025 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	–2.59%	1.19%	8.85%	5.48	%*
Premier Class	9/30/2009	–2.60	1.03	8.68	5.29	*
Retirement Class	10/15/2004	–2.73	0.94	8.56	5.24
2025 Fund Composite Index†	—	–2.52	0.18	8.85	5.45
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	7.59
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.65

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2015, the 2025 Fund Composite Index consisted of: 45.7% Russell 3000 Index; 30.3% Barclays U.S. Aggregate Bond Index; 19.6% MSCI All Country World ex USA Index; 2.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	44.6%	45.1%
International equity	20.7	19.3
Fixed income
Fixed income	30.2	30.8
Short-term fixed income	2.2	2.4
Inflation-protected assets	2.2	2.4
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	23

Lifecycle 2030 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2030 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	–2.87%	1.23%	9.41%	5.49	%*
Premier Class	9/30/2009	–2.97	1.08	9.25	5.32	*
Retirement Class	10/15/2004	–2.99	0.97	9.15	5.26
2030 Fund Composite Index†	—	–2.80	0.10	9.52	5.50
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	7.59
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.65

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2015, the 2030 Fund Composite Index consisted of: 51.3% Russell 3000 Index; 26.3% Barclays U.S. Aggregate Bond Index; 22.0% MSCI All Country World ex USA Index; 0.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	50.2%	50.7%
International equity	23.1	21.7
Fixed income
Fixed income	26.2	26.8
Short-term fixed income	0.2	0.4
Inflation-protected assets	0.2	0.4
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

24	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2035 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	–3.11%	1.15%	9.92%	5.67	%*
Premier Class	9/30/2009	–3.21	1.09	9.77	5.51	*
Retirement Class	10/15/2004	–3.28	0.88	9.64	5.44
2035 Fund Composite Index†	—	–3.12	–0.05	10.14	5.73
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	7.59
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.65

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2015, the 2035 Fund Composite Index consisted of: 56.9% Russell 3000 Index; 24.4% MSCI All Country World ex USA Index; and 18.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	55.8%	56.3%
International equity	25.5	24.1
Fixed income	18.6	19.6
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	25

Lifecycle 2040 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2040 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	–3.44%	1.15%	10.22%	5.96	%*
Premier Class	9/30/2009	–3.54	1.00	10.05	5.78	*
Retirement Class	10/15/2004	–3.55	0.86	9.93	5.72
2040 Fund Composite Index†	—	–3.45	–0.21	10.45	5.98
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	7.59
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.65

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2015, the 2040 Fund Composite Index consisted of: 62.5% Russell 3000 Index; 26.8% MSCI All Country World ex USA Index; and 10.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	61.4%	61.9%
International equity	27.9	26.5
Fixed income	10.6	11.6
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

26	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
					since fund
Lifecycle 2045 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	–3.41%	1.16%	10.19%	4.20%
Premier Class	9/30/2009	–3.51	1.03	10.02	4.03	*
Retirement Class	11/30/2007	–3.52	0.91	9.92	3.94
2045 Fund Composite Index†	—	–3.44	–0.20	10.45	4.65	‡
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	6.83	‡
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.31	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on November 30, 2015, the 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	61.7%	63.0%
International equity	28.2	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	27

Lifecycle 2050 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
					since fund
Lifecycle 2050 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	–3.42%	1.13%	10.19%	4.17%
Premier Class	9/30/2009	–3.43	1.01	10.04	3.99	*
Retirement Class	11/30/2007	–3.52	0.88	9.92	3.91
2050 Fund Composite Index†	—	–3.44	–0.20	10.45	4.65	‡
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	6.83	‡
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.31	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on November 30, 2015, the 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	61.7%	63.0%
International equity	28.2	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

28	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2055 Fund	Inception date	6 months	1 year	since fund inception
Institutional Class	4/29/2011	–3.45%	1.14%	7.76%
Premier Class	4/29/2011	–3.46	1.02	7.60
Retirement Class	4/29/2011	–3.53	0.92	7.49
2055 Fund Composite Index*	—	–3.44	–0.20	7.96	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	11.61	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.24	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	61.7%	63.0%
International equity	28.2	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	29

Lifecycle 2060 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle 2060 Fund	Inception date	6 months	1 year	since fund inception
Institutional Class	9/26/2014	–3.44%	1.12%	3.26%
Premier Class	9/26/2014	–3.44	0.98	3.14
Retirement Class	9/26/2014	–3.53	0.96	3.03
2060 Fund Composite Index*	—	–3.44	–0.20	2.15	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	6.14	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	2.31	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the 2060 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	61.8%	63.0%
International equity	28.0	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.2	–
Total	100.0	100.0

Target allocation

For June 30, 2016

30	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 100.0% (a)

FIXED INCOME — 39.9%
9,188,574	TIAA-CREF Bond Fund		$95,653,052	24.9%
4,023,473	TIAA-CREF Bond Plus Fund		42,125,765	11.0
408,596	TIAA-CREF Emerging Markets Debt Fund		3,816,285	1.0
1,249,886	TIAA-CREF High-Yield Fund		11,486,453	3.0
	TOTAL FIXED INCOME		153,081,555	39.9

INFLATION-PROTECTED ASSETS — 10.0%
3,398,811	TIAA-CREF Inflation-Linked Bond Fund		38,304,600	10.0
	TOTAL INFLATION-PROTECTED ASSETS		38,304,600	10.0

INTERNATIONAL EQUITY — 13.2%
1,052,299	TIAA-CREF Emerging Markets Equity Fund		9,291,799	2.4
1,737,411	TIAA-CREF Enhanced International Equity Index Fund		12,561,481	3.3
294,254	TIAA-CREF Global Natural Resources Fund		2,109,800	0.6
1,371,786	TIAA-CREF International Equity Fund		14,925,027	3.9
1,095,423	TIAA-CREF International Opportunities Fund		11,480,030	3.0
	TOTAL INTERNATIONAL EQUITY		50,368,137	13.2

SHORT-TERM FIXED INCOME — 10.0%
27,894	TIAA-CREF Money Market Fund		27,894	0.0
3,710,132	TIAA-CREF Short-Term Bond Fund		38,288,563	10.0
	TOTAL SHORT-TERM FIXED INCOME		38,316,457	10.0

U.S. EQUITY — 26.9%
1,582,955	TIAA-CREF Enhanced Large-Cap Growth Index Fund		19,264,565	5.0
1,782,857	TIAA-CREF Enhanced Large-Cap Value Index Fund		18,131,655	4.7
1,335,886	TIAA-CREF Growth & Income Fund		16,858,886	4.4
1,232,617	TIAA-CREF Large-Cap Growth Fund		20,399,812	5.3
1,088,331	TIAA-CREF Large-Cap Value Fund		19,285,222	5.1
15,604	TIAA-CREF Mid-Cap Growth Fund		337,518	0.1
14,591	TIAA-CREF Mid-Cap Value Fund		344,349	0.1
463,798	TIAA-CREF Small-Cap Equity Fund		8,455,041	2.2
	TOTAL U.S. EQUITY		103,077,048	26.9
	TOTAL TIAA-CREF FUNDS	(Cost $358,929,304)	383,147,797	100.0

	TOTAL PORTFOLIO	(Cost $358,929,304)	383,147,797	100.0
	OTHER ASSETS & LIABILITIES, NET		149,076	0.0
	NET ASSETS		$383,296,873	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.0%
25,086,141	TIAA-CREF Bond Fund		$261,146,729	24.0%
11,407,736	TIAA-CREF Bond Plus Fund		119,438,996	11.0
1,157,284	TIAA-CREF Emerging Markets Debt Fund		10,809,029	1.0
3,546,613	TIAA-CREF High-Yield Fund		32,593,370	3.0
	TOTAL FIXED INCOME		423,988,124	39.0

INFLATION-PROTECTED ASSETS — 8.1%
7,854,615	TIAA-CREF Inflation-Linked Bond Fund		88,521,515	8.1
	TOTAL INFLATION-PROTECTED ASSETS		88,521,515	8.1

INTERNATIONAL EQUITY — 14.5%
3,238,167	TIAA-CREF Emerging Markets Equity Fund		28,593,016	2.6
5,493,176	TIAA-CREF Enhanced International Equity Index Fund		39,715,660	3.7
931,211	TIAA-CREF Global Natural Resources Fund		6,676,783	0.6
4,269,424	TIAA-CREF International Equity Fund		46,451,336	4.3
3,459,941	TIAA-CREF International Opportunities Fund		36,260,183	3.3
	TOTAL INTERNATIONAL EQUITY		157,696,978	14.5

SHORT-TERM FIXED INCOME — 8.2%
58,965	TIAA-CREF Money Market Fund		58,965	0.0
8,573,574	TIAA-CREF Short-Term Bond Fund		88,479,285	8.2
	TOTAL SHORT-TERM FIXED INCOME		88,538,250	8.2

U.S. EQUITY — 30.1%
5,039,760	TIAA-CREF Enhanced Large-Cap Growth Index Fund		61,333,880	5.7
5,669,824	TIAA-CREF Enhanced Large-Cap Value Index Fund		57,662,107	5.3
4,227,571	TIAA-CREF Growth & Income Fund		53,351,951	4.9
3,897,665	TIAA-CREF Large-Cap Growth Fund		64,506,361	5.9
3,452,472	TIAA-CREF Large-Cap Value Fund		61,177,809	5.6
66,720	TIAA-CREF Mid-Cap Growth Fund		1,443,161	0.1
62,291	TIAA-CREF Mid-Cap Value Fund		1,470,066	0.1
1,467,776	TIAA-CREF Small-Cap Equity Fund		26,757,564	2.5
	TOTAL U.S. EQUITY		327,702,899	30.1
	TOTAL TIAA-CREF FUNDS	(Cost $963,020,399)	1,086,447,766	99.9

	TOTAL PORTFOLIO	(Cost $963,020,399)	1,086,447,766	99.9
	OTHER ASSETS & LIABILITIES, NET		1,550,308	0.1
	NET ASSETS		$1,087,998,074	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 38.0%
38,522,059	TIAA-CREF Bond Fund		$401,014,637	23.0%
18,267,822	TIAA-CREF Bond Plus Fund		191,264,092	11.0
1,850,490	TIAA-CREF Emerging Markets Debt Fund		17,283,576	1.0
5,677,340	TIAA-CREF High-Yield Fund		52,174,752	3.0
	TOTAL FIXED INCOME		661,737,057	38.0

INFLATION-PROTECTED ASSETS — 6.1%
9,489,746	TIAA-CREF Inflation-Linked Bond Fund		106,949,443	6.1
	TOTAL INFLATION-PROTECTED ASSETS		106,949,443	6.1

INTERNATIONAL EQUITY — 16.0%
5,655,334	TIAA-CREF Emerging Markets Equity Fund		49,936,599	2.9
9,781,466	TIAA-CREF Enhanced International Equity Index Fund		70,720,000	4.0
1,652,975	TIAA-CREF Global Natural Resources Fund		11,851,829	0.7
7,502,532	TIAA-CREF International Equity Fund		81,627,553	4.7
6,166,939	TIAA-CREF International Opportunities Fund		64,629,519	3.7
	TOTAL INTERNATIONAL EQUITY		278,765,500	16.0

SHORT-TERM FIXED INCOME — 6.2%
143,165	TIAA-CREF Money Market Fund		143,165	0.0
10,363,523	TIAA-CREF Short-Term Bond Fund		106,951,558	6.2
	TOTAL SHORT-TERM FIXED INCOME		107,094,723	6.2

U.S. EQUITY — 33.6%
9,013,923	TIAA-CREF Enhanced Large-Cap Growth Index Fund		109,699,444	6.3
10,147,992	TIAA-CREF Enhanced Large-Cap Value Index Fund		103,205,078	5.9
7,537,665	TIAA-CREF Growth & Income Fund		95,125,327	5.5
6,946,847	TIAA-CREF Large-Cap Growth Fund		114,970,317	6.6
6,127,574	TIAA-CREF Large-Cap Value Fund		108,580,603	6.2
144,678	TIAA-CREF Mid-Cap Growth Fund		3,129,377	0.2
133,457	TIAA-CREF Mid-Cap Value Fund		3,149,591	0.2
2,606,995	TIAA-CREF Small-Cap Equity Fund		47,525,523	2.7
	TOTAL U.S. EQUITY		585,385,260	33.6
	TOTAL TIAA-CREF FUNDS	(Cost $1,703,947,585)	1,739,931,983	99.9

	TOTAL PORTFOLIO	(Cost $1,703,947,585)	1,739,931,983	99.9
	OTHER ASSETS & LIABILITIES, NET		2,366,227	0.1
	NET ASSETS		$1,742,298,210	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	33

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 34.2%
53,062,174	TIAA-CREF Bond Fund		$552,377,228	19.2%
30,075,868	TIAA-CREF Bond Plus Fund		314,894,339	11.0
3,053,381	TIAA-CREF Emerging Markets Debt Fund		28,518,576	1.0
9,348,812	TIAA-CREF High-Yield Fund		85,915,580	3.0
	TOTAL FIXED INCOME		981,705,723	34.2

INFLATION-PROTECTED ASSETS — 4.1%
10,554,795	TIAA-CREF Inflation-Linked Bond Fund		118,952,542	4.1
	TOTAL INFLATION-PROTECTED ASSETS		118,952,542	4.1

INTERNATIONAL EQUITY — 18.3%
10,471,855	TIAA-CREF Emerging Markets Equity Fund		92,466,481	3.2
18,631,864	TIAA-CREF Enhanced International Equity Index Fund		134,708,377	4.7
3,158,011	TIAA-CREF Global Natural Resources Fund		22,642,938	0.8
14,012,320	TIAA-CREF International Equity Fund		152,454,043	5.3
11,741,082	TIAA-CREF International Opportunities Fund		123,046,540	4.3
	TOTAL INTERNATIONAL EQUITY		525,318,379	18.3

SHORT-TERM FIXED INCOME — 4.2%
191,615	TIAA-CREF Money Market Fund		191,615	0.0
11,521,076	TIAA-CREF Short-Term Bond Fund		118,897,503	4.2
	TOTAL SHORT-TERM FIXED INCOME		119,089,118	4.2

U.S. EQUITY — 39.1%
17,275,853	TIAA-CREF Enhanced Large-Cap Growth Index Fund		210,247,132	7.3
19,448,697	TIAA-CREF Enhanced Large-Cap Value Index Fund		197,793,246	6.9
14,402,903	TIAA-CREF Growth & Income Fund		181,764,637	6.3
13,225,468	TIAA-CREF Large-Cap Growth Fund		218,881,492	7.6
11,679,772	TIAA-CREF Large-Cap Value Fund		206,965,554	7.2
338,633	TIAA-CREF Mid-Cap Growth Fund		7,324,627	0.3
313,093	TIAA-CREF Mid-Cap Value Fund		7,388,999	0.3
4,970,570	TIAA-CREF Small-Cap Equity Fund		90,613,499	3.2
	TOTAL U.S. EQUITY		1,120,979,186	39.1
	TOTAL TIAA-CREF FUNDS	(Cost $2,770,458,201)	2,866,044,948	99.9

	TOTAL PORTFOLIO	(Cost $2,770,458,201)	2,866,044,948	99.9
	OTHER ASSETS & LIABILITIES, NET		3,676,993	0.1
	NET ASSETS		$2,869,721,941	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 30.2%
40,504,766	TIAA-CREF Bond Fund		$421,654,609	14.3%
30,821,773	TIAA-CREF Bond Plus Fund		322,703,964	11.0
3,127,409	TIAA-CREF Emerging Markets Debt Fund		29,209,998	1.0
12,510,837	TIAA-CREF High-Yield Fund		114,974,595	3.9
	TOTAL FIXED INCOME		888,543,166	30.2

INFLATION-PROTECTED ASSETS — 2.2%
5,607,587	TIAA-CREF Inflation-Linked Bond Fund		63,197,503	2.2
	TOTAL INFLATION-PROTECTED ASSETS		63,197,503	2.2

INTERNATIONAL EQUITY — 20.7%
11,961,666	TIAA-CREF Emerging Markets Equity Fund		105,621,511	3.6
21,749,028	TIAA-CREF Enhanced International Equity Index Fund		157,245,474	5.3
3,679,762	TIAA-CREF Global Natural Resources Fund		26,383,892	0.9
16,142,775	TIAA-CREF International Equity Fund		175,633,395	6.0
13,713,930	TIAA-CREF International Opportunities Fund		143,721,982	4.9
	TOTAL INTERNATIONAL EQUITY		608,606,254	20.7

SHORT-TERM FIXED INCOME — 2.2%
187,767	TIAA-CREF Money Market Fund		187,767	0.0
6,122,573	TIAA-CREF Short-Term Bond Fund		63,184,956	2.2
	TOTAL SHORT-TERM FIXED INCOME		63,372,723	2.2

U.S. EQUITY — 44.6%
20,262,434	TIAA-CREF Enhanced Large-Cap Growth Index Fund		246,593,822	8.4
22,819,849	TIAA-CREF Enhanced Large-Cap Value Index Fund		232,077,863	7.9
16,765,899	TIAA-CREF Growth & Income Fund		211,585,647	7.2
15,416,576	TIAA-CREF Large-Cap Growth Fund		255,144,338	8.7
13,617,417	TIAA-CREF Large-Cap Value Fund		241,300,634	8.2
451,959	TIAA-CREF Mid-Cap Growth Fund		9,775,866	0.3
417,848	TIAA-CREF Mid-Cap Value Fund		9,861,219	0.3
5,801,826	TIAA-CREF Small-Cap Equity Fund		105,767,283	3.6
	TOTAL U.S. EQUITY		1,312,106,672	44.6
	TOTAL TIAA-CREF FUNDS	(Cost $2,804,156,579)	2,935,826,318	99.9

	TOTAL PORTFOLIO	(Cost $2,804,156,579)	2,935,826,318	99.9
	OTHER ASSETS & LIABILITIES, NET		3,033,449	0.1
	NET ASSETS		$2,938,859,767	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	35

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 26.2%
28,183,537	TIAA-CREF Bond Fund		$293,390,623	10.3%
27,418,811	TIAA-CREF Bond Plus Fund		287,074,947	10.0
3,037,591	TIAA-CREF Emerging Markets Debt Fund		28,371,104	1.0
15,270,455	TIAA-CREF High-Yield Fund		140,335,481	4.9
	TOTAL FIXED INCOME		749,172,155	26.2

INFLATION-PROTECTED ASSETS — 0.2%
389,579	TIAA-CREF Inflation-Linked Bond Fund		4,390,552	0.2
	TOTAL INFLATION-PROTECTED ASSETS		4,390,552	0.2

INTERNATIONAL EQUITY — 23.1%
12,794,347	TIAA-CREF Emerging Markets Equity Fund		112,974,081	4.0
23,699,622	TIAA-CREF Enhanced International Equity Index Fund		171,348,268	6.0
4,015,781	TIAA-CREF Global Natural Resources Fund		28,793,147	1.0
17,416,235	TIAA-CREF International Equity Fund		189,488,639	6.6
14,935,271	TIAA-CREF International Opportunities Fund		156,521,635	5.5
	TOTAL INTERNATIONAL EQUITY		659,125,770	23.1

SHORT-TERM FIXED INCOME — 0.2%
180,589	TIAA-CREF Money Market Fund		180,589	0.0
425,434	TIAA-CREF Short-Term Bond Fund		4,390,478	0.2
	TOTAL SHORT-TERM FIXED INCOME		4,571,067	0.2

U.S. EQUITY — 50.2%
22,162,250	TIAA-CREF Enhanced Large-Cap Growth Index Fund		269,714,585	9.5
24,954,580	TIAA-CREF Enhanced Large-Cap Value Index Fund		253,788,077	8.9
18,254,316	TIAA-CREF Growth & Income Fund		230,369,470	8.1
16,798,634	TIAA-CREF Large-Cap Growth Fund		278,017,390	9.7
14,841,952	TIAA-CREF Large-Cap Value Fund		262,999,381	9.2
540,482	TIAA-CREF Mid-Cap Growth Fund		11,690,632	0.4
500,522	TIAA-CREF Mid-Cap Value Fund		11,812,326	0.4
6,319,745	TIAA-CREF Small-Cap Equity Fund		115,208,943	4.0
	TOTAL U.S. EQUITY		1,433,600,804	50.2
	TOTAL TIAA-CREF FUNDS	(Cost $2,682,638,422)	2,850,860,348	99.9

	TOTAL PORTFOLIO	(Cost $2,682,638,422)	2,850,860,348	99.9
	OTHER ASSETS & LIABILITIES, NET		2,711,968	0.1
	NET ASSETS		$2,853,572,316	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 18.6%
17,271,004	TIAA-CREF Bond Fund		$179,791,150	6.3%
17,190,141	TIAA-CREF Bond Plus Fund		179,980,773	6.3
3,038,589	TIAA-CREF Emerging Markets Debt Fund		28,380,422	1.0
15,516,334	TIAA-CREF High-Yield Fund		142,595,114	5.0
	TOTAL FIXED INCOME		530,747,459	18.6

INTERNATIONAL EQUITY — 25.5%
14,011,227	TIAA-CREF Emerging Markets Equity Fund		123,719,137	4.3
26,312,113	TIAA-CREF Enhanced International Equity Index Fund		190,236,577	6.7
4,457,675	TIAA-CREF Global Natural Resources Fund		31,961,531	1.1
19,162,158	TIAA-CREF International Equity Fund		208,484,276	7.3
16,584,342	TIAA-CREF International Opportunities Fund		173,803,908	6.1
	TOTAL INTERNATIONAL EQUITY		728,205,429	25.5

SHORT-TERM FIXED INCOME — 0.0%
186,540	TIAA-CREF Money Market Fund		186,540	0.0
	TOTAL SHORT-TERM FIXED INCOME		186,540	0.0

U.S. EQUITY — 55.8%
24,640,915	TIAA-CREF Enhanced Large-Cap Growth Index Fund		299,879,930	10.5
27,772,958	TIAA-CREF Enhanced Large-Cap Value Index Fund		282,450,985	9.9
20,234,984	TIAA-CREF Growth & Income Fund		255,365,498	8.9
18,672,090	TIAA-CREF Large-Cap Growth Fund		309,023,085	10.8
16,492,768	TIAA-CREF Large-Cap Value Fund		292,251,856	10.2
642,188	TIAA-CREF Mid-Cap Growth Fund		13,890,524	0.5
592,871	TIAA-CREF Mid-Cap Value Fund		13,991,745	0.5
7,009,270	TIAA-CREF Small-Cap Equity Fund		127,778,983	4.5
	TOTAL U.S. EQUITY		1,594,632,606	55.8
	TOTAL TIAA-CREF FUNDS	(Cost $2,648,662,802)	2,853,772,034	99.9

	TOTAL PORTFOLIO	(Cost $2,648,662,802)	2,853,772,034	99.9
	OTHER ASSETS & LIABILITIES, NET		1,792,350	0.1
	NET ASSETS		$2,855,564,384	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	37

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 10.6%
1,877,148	TIAA-CREF Bond Fund		$19,541,108	0.5%
14,134,221	TIAA-CREF Bond Plus Fund		147,985,292	4.1
3,873,101	TIAA-CREF Emerging Markets Debt Fund		36,174,763	1.0
19,768,585	TIAA-CREF High-Yield Fund		181,673,297	5.0
	TOTAL FIXED INCOME		385,374,460	10.6

INTERNATIONAL EQUITY — 27.9%
19,336,039	TIAA-CREF Emerging Markets Equity Fund		170,737,225	4.7
36,808,537	TIAA-CREF Enhanced International Equity Index Fund		266,125,726	7.3
6,238,961	TIAA-CREF Global Natural Resources Fund		44,733,349	1.2
26,610,325	TIAA-CREF International Equity Fund		289,520,336	8.0
23,192,607	TIAA-CREF International Opportunities Fund		243,058,518	6.7
	TOTAL INTERNATIONAL EQUITY		1,014,175,154	27.9

SHORT-TERM FIXED INCOME — 0.0%
273,445	TIAA-CREF Money Market Fund		273,445	0.0
	TOTAL SHORT-TERM FIXED INCOME		273,445	0.0

U.S. EQUITY — 61.4%
34,587,963	TIAA-CREF Enhanced Large-Cap Growth Index Fund		420,935,511	11.6
38,964,186	TIAA-CREF Enhanced Large-Cap Value Index Fund		396,265,775	10.9
28,296,198	TIAA-CREF Growth & Income Fund		357,098,014	9.8
26,131,955	TIAA-CREF Large-Cap Growth Fund		432,483,861	11.9
23,053,735	TIAA-CREF Large-Cap Value Fund		408,512,191	11.2
948,058	TIAA-CREF Mid-Cap Growth Fund		20,506,497	0.5
877,505	TIAA-CREF Mid-Cap Value Fund		20,709,127	0.6
9,815,953	TIAA-CREF Small-Cap Equity Fund		178,944,831	4.9
	TOTAL U.S. EQUITY		2,235,455,807	61.4
	TOTAL TIAA-CREF FUNDS	(Cost $3,321,714,091)	3,635,278,866	99.9

	TOTAL PORTFOLIO	(Cost $3,321,714,091)	3,635,278,866	99.9
	OTHER ASSETS & LIABILITIES, NET		3,229,597	0.1
	NET ASSETS		$3,638,508,463	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 10.0%
5,497,909	TIAA-CREF Bond Plus Fund		$57,563,108	4.0%
1,534,865	TIAA-CREF Emerging Markets Debt Fund		14,335,637	1.0
7,834,894	TIAA-CREF High-Yield Fund		72,002,673	5.0
	TOTAL FIXED INCOME		143,901,418	10.0

INTERNATIONAL EQUITY — 28.2%
7,744,677	TIAA-CREF Emerging Markets Equity Fund		68,385,494	4.8
14,684,730	TIAA-CREF Enhanced International Equity Index Fund		106,170,595	7.4
2,491,939	TIAA-CREF Global Natural Resources Fund		17,867,200	1.2
10,606,076	TIAA-CREF International Equity Fund		115,394,107	8.0
9,264,329	TIAA-CREF International Opportunities Fund		97,090,171	6.8
	TOTAL INTERNATIONAL EQUITY		404,907,567	28.2

SHORT-TERM FIXED INCOME — 0.0%
81,032	TIAA-CREF Money Market Fund		81,032	0.0
	TOTAL SHORT-TERM FIXED INCOME		81,032	0.0

U.S. EQUITY — 61.7%
13,751,024	TIAA-CREF Enhanced Large-Cap Growth Index Fund		167,349,962	11.6
15,492,516	TIAA-CREF Enhanced Large-Cap Value Index Fund		157,558,889	10.9
11,233,040	TIAA-CREF Growth & Income Fund		141,760,968	9.9
10,368,328	TIAA-CREF Large-Cap Growth Fund		171,595,830	11.9
9,169,026	TIAA-CREF Large-Cap Value Fund		162,475,137	11.3
378,342	TIAA-CREF Mid-Cap Growth Fund		8,183,543	0.6
351,978	TIAA-CREF Mid-Cap Value Fund		8,306,677	0.6
3,900,997	TIAA-CREF Small-Cap Equity Fund		71,115,183	4.9
	TOTAL U.S. EQUITY		888,346,189	61.7
	TOTAL TIAA-CREF FUNDS	(Cost $1,311,159,002)	1,437,236,206	99.9

	TOTAL PORTFOLIO	(Cost $1,311,159,002)	1,437,236,206	99.9
	OTHER ASSETS & LIABILITIES, NET		1,950,191	0.1
	NET ASSETS		$1,439,186,397	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 10.0%
3,254,247	TIAA-CREF Bond Plus Fund		$34,071,968	4.0%
908,531	TIAA-CREF Emerging Markets Debt Fund		8,485,675	1.0
4,637,700	TIAA-CREF High-Yield Fund		42,620,465	5.0
	TOTAL FIXED INCOME		85,178,108	10.0

INTERNATIONAL EQUITY — 28.2%
4,585,642	TIAA-CREF Emerging Markets Equity Fund		40,491,215	4.8
8,691,906	TIAA-CREF Enhanced International Equity Index Fund		62,842,482	7.4
1,474,671	TIAA-CREF Global Natural Resources Fund		10,573,393	1.2
6,276,844	TIAA-CREF International Equity Fund		68,292,062	8.0
5,483,876	TIAA-CREF International Opportunities Fund		57,471,021	6.8
	TOTAL INTERNATIONAL EQUITY		239,670,173	28.2

SHORT-TERM FIXED INCOME — 0.0%
41,888	TIAA-CREF Money Market Fund		41,888	0.0
	TOTAL SHORT-TERM FIXED INCOME		41,888	0.0

U.S. EQUITY — 61.7%
8,139,954	TIAA-CREF Enhanced Large-Cap Growth Index Fund		99,063,243	11.6
9,167,740	TIAA-CREF Enhanced Large-Cap Value Index Fund		93,235,913	10.9
6,648,100	TIAA-CREF Growth & Income Fund		83,899,023	9.9
6,135,229	TIAA-CREF Large-Cap Growth Fund		101,538,032	11.9
5,421,735	TIAA-CREF Large-Cap Value Fund		96,073,149	11.3
224,149	TIAA-CREF Mid-Cap Growth Fund		4,848,343	0.6
208,128	TIAA-CREF Mid-Cap Value Fund		4,911,813	0.6
2,308,973	TIAA-CREF Small-Cap Equity Fund		42,092,574	4.9
	TOTAL U.S. EQUITY		525,662,090	61.7
	TOTAL TIAA-CREF FUNDS	(Cost $783,180,973)	850,552,259	99.9

	TOTAL PORTFOLIO	(Cost $783,180,973)	850,552,259	99.9
	OTHER ASSETS & LIABILITIES, NET		1,176,511	0.1
	NET ASSETS		$851,728,770	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 10.0%
604,380	TIAA-CREF Bond Plus Fund		$6,327,860	4.0%
168,687	TIAA-CREF Emerging Markets Debt Fund		1,575,533	1.0
860,843	TIAA-CREF High-Yield Fund		7,911,147	5.0
	TOTAL FIXED INCOME		15,814,540	10.0

INTERNATIONAL EQUITY — 28.2%
854,927	TIAA-CREF Emerging Markets Equity Fund		7,549,004	4.8
1,613,714	TIAA-CREF Enhanced International Equity Index Fund		11,667,155	7.4
273,900	TIAA-CREF Global Natural Resources Fund		1,963,863	1.2
1,164,588	TIAA-CREF International Equity Fund		12,670,717	8.0
1,018,888	TIAA-CREF International Opportunities Fund		10,677,942	6.8
	TOTAL INTERNATIONAL EQUITY		44,528,681	28.2

SHORT-TERM FIXED INCOME — 0.0%
6,592	TIAA-CREF Money Market Fund		6,592	0.0
	TOTAL SHORT-TERM FIXED INCOME		6,592	0.0

U.S. EQUITY — 61.7%
1,505,538	TIAA-CREF Enhanced Large-Cap Growth Index Fund		18,322,400	11.6
1,695,894	TIAA-CREF Enhanced Large-Cap Value Index Fund		17,247,238	10.9
1,230,233	TIAA-CREF Growth & Income Fund		15,525,535	9.9
1,135,019	TIAA-CREF Large-Cap Growth Fund		18,784,556	11.9
1,002,939	TIAA-CREF Large-Cap Value Fund		17,772,073	11.3
41,405	TIAA-CREF Mid-Cap Growth Fund		895,601	0.6
38,420	TIAA-CREF Mid-Cap Value Fund		906,717	0.6
427,214	TIAA-CREF Small-Cap Equity Fund		7,788,120	4.9
	TOTAL U.S. EQUITY		97,242,240	61.7
	TOTAL TIAA-CREF FUNDS	(Cost $151,685,991)	157,592,053	99.9

	TOTAL PORTFOLIO	(Cost $151,685,991)	157,592,053	99.9
	OTHER ASSETS & LIABILITIES, NET		207,156	0.1
	NET ASSETS		$157,799,209	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 10.0%
44,904	TIAA-CREF Bond Plus Fund		$470,146	4.0%
12,529	TIAA-CREF Emerging Markets Debt Fund		117,022	1.0
64,020	TIAA-CREF High-Yield Fund		588,346	5.0
	TOTAL FIXED INCOME		1,175,514	10.0

INTERNATIONAL EQUITY — 28.0%
62,518	TIAA-CREF Emerging Markets Equity Fund		552,031	4.7
120,062	TIAA-CREF Enhanced International Equity Index Fund		868,048	7.4
20,345	TIAA-CREF Global Natural Resources Fund		145,877	1.2
86,811	TIAA-CREF International Equity Fund		944,502	8.0
75,587	TIAA-CREF International Opportunities Fund		792,148	6.7
	TOTAL INTERNATIONAL EQUITY		3,302,606	28.0

SHORT-TERM FIXED INCOME — 0.0%
100	TIAA-CREF Money Market Fund		100	0.0
	TOTAL SHORT-TERM FIXED INCOME		100	0.0

U.S. EQUITY — 61.8%
113,034	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,375,618	11.6
127,411	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,295,772	11.0
92,377	TIAA-CREF Growth & Income Fund		1,165,801	9.9
85,123	TIAA-CREF Large-Cap Growth Fund		1,408,778	11.9
75,438	TIAA-CREF Large-Cap Value Fund		1,336,768	11.3
3,114	TIAA-CREF Mid-Cap Growth Fund		67,364	0.6
2,893	TIAA-CREF Mid-Cap Value Fund		68,264	0.6
32,065	TIAA-CREF Small-Cap Equity Fund		584,554	4.9
	TOTAL U.S. EQUITY		7,302,919	61.8
	TOTAL TIAA-CREF FUNDS	(Cost $12,099,791)	11,781,139	99.8

	TOTAL PORTFOLIO	(Cost $12,099,791)	11,781,139	99.8
	OTHER ASSETS & LIABILITIES, NET		25,409	0.2
	NET ASSETS		$11,806,548	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	43

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds  ■  November 30, 2015

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value‡	$383,147,797	$1,086,447,766	$1,739,931,983	$2,866,044,948	$2,935,826,318	$2,850,860,348
Cash	537,631	1,029,529	2,722,012	4,690,986	5,659,725	4,901,373
Receivable from securities transactions	362,102	1,338,195	2,032,466	4,049,280	3,922,851	3,731,256
Receivable from Fund shares sold	532,145	1,374,471	2,547,011	4,896,634	5,186,670	4,929,443
Dividends and interest receivable	431,486	1,175,619	1,789,884	2,622,481	2,408,651	2,066,106
Due from affiliates	11,005	21,211	37,689	63,980	65,504	63,607
Other	29,961	50,647	69,519	99,306	88,434	85,019
Total assets	385,052,127	1,091,437,438	1,749,130,564	2,882,467,615	2,953,158,153	2,866,637,152

LIABILITIES
Management fees payable	7,328	20,800	33,270	54,780	56,066	54,432
Service agreement fees payable	6,472	21,120	33,053	49,714	48,366	43,498
Distribution fees payable	21,454	16,147	27,036	50,332	52,331	51,700
Due to affiliates	1,003	2,327	3,727	6,670	6,301	5,916
Payable for securities transactions	1,031,103	3,161,698	6,535,723	12,395,788	13,961,609	12,764,513
Payable for Fund shares redeemed	656,278	143,589	91,247	38,687	23,191	—
Payable for trustee compensation	10,121	44,979	65,155	87,371	85,615	82,355
Accrued expenses and other payables	21,495	28,704	43,143	62,332	64,907	62,422
Total liabilities	1,755,254	3,439,364	6,832,354	12,745,674	14,298,386	13,064,836

NET ASSETS	$383,296,873	$1,087,998,074	$1,742,298,210	$2,869,721,941	$2,938,859,767	$2,853,572,316

NET ASSETS CONSIST OF:
Paid-in-capital	$356,127,513	$947,448,339	$1,595,807,760	$2,607,934,398	$2,632,851,182	$2,513,145,569
Undistributed net investment income (loss)	748,564	11,701,215	17,951,218	25,445,105	23,499,832	20,400,659
Accumulated net realized gain (loss) on total investments	2,202,303	5,421,153	92,554,834	140,755,691	150,839,014	151,804,162
Net unrealized appreciation (depreciation) on total investments	24,218,493	123,427,367	35,984,398	95,586,747	131,669,739	168,221,926

NET ASSETS	$383,296,873	$1,087,998,074	$1,742,298,210	$2,869,721,941	$2,938,859,767	$2,853,572,316

INSTITUTIONAL CLASS:
Net assets	$131,234,267	$514,801,401	$828,361,749	$1,415,738,087	$1,495,034,971	$1,516,382,025
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,823,337	45,306,394	80,076,121	135,176,901	142,013,156	144,410,356
Net asset value per share	$11.10	$11.36	$10.34	$10.47	$10.53	$10.50

PREMIER CLASS:
Net assets	$28,744,111	$131,199,058	$221,554,187	$413,123,788	$430,893,149	$426,184,021
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,591,356	11,581,833	21,514,506	39,571,885	41,116,906	40,784,519
Net asset value per share	$11.09	$11.33	$10.30	$10.44	$10.48	$10.45

RETIREMENT CLASS:
Net assets	$135,376,984	$441,997,615	$692,382,274	$1,040,860,066	$1,012,931,647	$911,006,270
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	12,223,041	33,849,562	56,492,972	82,275,814	78,923,557	70,130,167
Net asset value per share	$11.08	$13.06	$12.26	$12.65	$12.83	$12.99

RETAIL CLASS:
Net assets	$87,941,511	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,933,303	—	—	—	—	—
Net asset value per share	$11.09	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$358,929,304	$963,020,399	$1,703,947,585	$2,770,458,201	$2,804,156,579	$2,682,638,422

44	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	45

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  November 30, 2015

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

ASSETS
Affiliated investments, at value‡	$2,853,772,034	$3,635,278,866	$1,437,236,206	$850,552,259	$157,592,053	$11,781,139
Cash	5,591,325	6,115,158	3,823,007	2,208,228	604,849	18,512
Receivable from securities transactions	3,541,426	4,645,777	762,198	422,171	2,774	16,653
Receivable from Fund shares sold	5,025,998	6,745,353	4,557,729	2,848,508	817,458	10,213
Dividends and interest receivable	1,534,488	1,277,628	485,897	287,008	53,910	3,971
Due from affiliates	63,734	80,535	33,675	20,671	5,328	1,405
Other	85,198	114,200	43,506	30,459	2,000	9,751
Total assets	2,869,614,203	3,654,257,517	1,446,942,218	856,369,304	159,078,372	11,841,644

LIABILITIES
Management fees payable	54,499	69,462	27,401	16,195	2,989	226
Service agreement fees payable	40,964	51,893	19,292	11,598	2,516	167
Distribution fees payable	51,661	67,748	29,543	18,474	4,131	319
Due to affiliates	6,298	8,601	3,452	1,401	263	37
Payable for securities transactions	13,749,934	15,344,777	7,612,201	4,553,673	1,251,274	26,903
Payable for Fund shares redeemed	—	15,734	—	—	—	—
Payable for trustee compensation	82,864	112,209	28,520	16,007	2,177	112
Accrued expenses and other payables	63,599	78,630	35,412	23,186	15,813	7,332
Total liabilities	14,049,819	15,749,054	7,755,821	4,640,534	1,279,163	35,096

NET ASSETS	$2,855,564,384	$3,638,508,463	$1,439,186,397	$851,728,770	$157,799,209	$11,806,548

NET ASSETS CONSIST OF:
Paid-in-capital	$2,470,412,936	$3,087,212,199	$1,266,546,487	$758,049,405	$148,836,548	$11,713,661
Undistributed net investment income (loss)	15,422,648	13,497,328	5,235,357	3,073,383	513,588	42,056
Accumulated net realized gain (loss) on total investments	164,619,568	224,234,161	41,327,349	23,234,696	2,543,011	369,483
Net unrealized appreciation (depreciation) on total investments	205,109,232	313,564,775	126,077,204	67,371,286	5,906,062	(318,652)

NET ASSETS	$2,855,564,384	$3,638,508,463	$1,439,186,397	$851,728,770	$157,799,209	$11,806,548

INSTITUTIONAL CLASS:
Net assets	$1,572,728,667	$1,995,909,268	$790,230,910	$454,642,678	$70,446,564	$5,693,041
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	148,630,200	187,101,756	71,518,758	41,214,673	5,714,265	562,359
Net asset value per share	$10.58	$10.67	$11.05	$11.03	$12.33	$10.12

PREMIER CLASS:
Net assets	$425,169,658	$556,479,379	$244,116,585	$153,514,495	$34,260,674	$2,603,361
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	40,311,603	52,346,301	22,193,070	13,972,410	2,788,750	257,510
Net asset value per share	$10.55	$10.63	$11.00	$10.99	$12.29	$10.11

RETIREMENT CLASS:
Net assets	$857,666,059	$1,086,119,816	$404,838,902	$243,571,597	$53,091,971	$3,510,146
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	64,566,006	79,865,941	36,914,530	22,247,362	4,324,410	347,511
Net asset value per share	$13.28	$13.60	$10.97	$10.95	$12.28	$10.10
‡ Affiliated investments, cost	$2,648,662,802	$3,321,714,091	$1,311,159,002	$783,180,973	$151,685,991	$12,099,791

46	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	47

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2015

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$2,652,668	$7,409,377	$11,436,416	$16,610,675	$15,499,281	$13,592,461
Total income	2,652,668	7,409,377	11,436,416	16,610,675	15,499,281	13,592,461

EXPENSES
Management fees	186,739	541,578	870,578	1,400,420	1,427,686	1,383,442
Shareholder servicing — Institutional Class	365	309	525	743	750	841
Shareholder servicing — Premier Class	72	88	135	200	226	237
Shareholder servicing — Retirement Class	164,335	558,676	871,903	1,286,615	1,251,581	1,121,068
Shareholder servicing — Retail Class	12,807	—	—	—	—	—
Distribution fees — Premier Class	20,937	95,404	162,955	295,735	302,485	300,696
Distribution fees — Retirement Class	32,823	111,672	174,290	257,202	250,184	224,065
Distribution fees — Retail Class	106,048	—	—	—	—	—
Registration fees	31,167	24,534	31,786	30,123	28,585	26,776
Professional fees	12,793	15,859	18,691	22,840	22,896	22,509
Shareholder reports	12,682	28,706	48,092	67,935	68,131	65,873
Custody and accounting fees	7,902	6,143	6,143	6,143	6,144	6,127
Administrative service fees	4,953	13,101	21,217	35,550	35,883	34,805
Trustee fees and expenses	1,665	4,927	8,361	13,351	13,717	13,482
Other expenses	7,107	7,860	7,608	19,879	24,691	24,829
Total expenses	602,395	1,408,857	2,222,284	3,436,736	3,432,959	3,224,750
Less: Expenses reimbursed by the investment adviser	(91,540)	(101,516)	(142,807)	(197,279)	(201,626)	(196,149)
Fee waiver by investment adviser and TPIS	(219,562)	(653,250)	(1,044,868)	(1,657,622)	(1,677,870)	(1,607,507)
Net expenses	291,293	654,091	1,034,609	1,581,835	1,553,463	1,421,094

Net investment income (loss)	2,361,375	6,755,286	10,401,807	15,028,840	13,945,818	12,171,367

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(326,262)	(299,031)	23,671,878	31,928,565	31,002,855	30,473,188
Net realized gain (loss) from investments	(326,262)	(299,031)	23,671,878	31,928,565	31,002,855	30,473,188
Net change in unrealized appreciation (depreciation) from affiliated investments	(8,820,878)	(27,925,529)	(71,406,058)	(112,187,824)	(119,106,692)	(123,258,446)
Net realized and unrealized gain (loss) from investments	(9,147,140)	(28,224,560)	(47,734,180)	(80,259,259)	(88,103,837)	(92,785,258)
Net increase (decrease) in net assets from operations	$(6,785,765)	$(21,469,274)	$(37,332,373)	$(65,230,419)	$(74,158,019)	$(80,613,891)

48	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	49

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2015

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$10,646,282	$9,929,332	$3,759,168	$2,209,319	$419,817	$31,618
Total income	10,646,282	9,929,332	3,759,168	2,209,319	419,817	31,618

EXPENSES
Management fees	1,384,323	1,774,108	678,808	398,924	75,603	5,713
Shareholder servicing — Institutional Class	839	1,008	437	343	164	76
Shareholder servicing — Premier Class	226	291	139	117	77	26
Shareholder servicing — Retirement Class	1,057,808	1,349,287	488,531	294,420	72,249	4,230
Distribution fees — Premier Class	299,606	395,796	167,020	104,472	22,716	1,945
Distribution fees — Retirement Class	211,459	269,721	97,616	58,822	14,408	824
Registration fees	24,813	24,308	26,012	24,086	18,298	25,602
Professional fees	22,562	25,898	16,796	14,670	12,212	11,853
Shareholder reports	68,266	84,654	32,828	20,734	7,773	4,288
Custody and accounting fees	6,127	6,114	6,354	6,354	6,065	6,129
Administrative service fees	35,061	45,444	18,098	10,122	2,017	157
Trustee fees and expenses	13,520	17,218	6,100	3,576	683	57
Other expenses	22,391	27,413	19,479	13,174	7,194	978
Total expenses	3,147,001	4,021,260	1,558,218	949,814	239,459	61,878
Less: Expenses reimbursed by the investment adviser	(194,282)	(232,983)	(126,650)	(93,397)	(54,602)	(49,231)
Fee waiver by investment adviser and TPIS	(1,595,782)	(2,043,829)	(776,424)	(457,746)	(90,012)	(6,537)
Net expenses	1,356,937	1,744,448	655,144	398,671	94,845	6,110

Net investment income (loss)	9,289,345	8,184,884	3,104,024	1,810,648	324,972	25,508

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	32,033,386	42,770,068	(2,117,401)	(1,269,187)	(1,116,370)	(65,572)
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	(18,245)	(40)
Net realized gain (loss) from investments	32,033,386	42,770,068	(2,117,401)	(1,269,187)	(1,134,615)	(65,612)
Net change in unrealized appreciation (depreciation) from affiliated investments	(129,210,153)	(174,267,274)	(46,143,888)	(26,794,561)	(3,724,870)	(375,063)
Net realized and unrealized gain (loss) from investments	(97,176,767)	(131,497,206)	(48,261,289)	(28,063,748)	(4,859,485)	(440,675)
Net increase (decrease) in net assets from operations	$(87,887,422)	$(123,312,322)	$(45,157,265)	$(26,253,100)	$(4,534,513)	$(415,167)

50	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	51

Statements of changes in net assets (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$2,361,375	$5,649,680	$6,755,286	$18,591,373	$10,401,807	$29,666,406
Net realized gain (loss) from investments		(326,262)	9,821,947	(299,031)	38,379,263	23,671,878	113,125,677
Net change in unrealized appreciation (depreciation) from affiliated investments		(8,820,878)	83,308	(27,925,529)	(2,268,628)	(71,406,058)	(48,012,542)
Net increase (decrease) in net assets from operations		(6,785,765)	15,554,935	(21,469,274)	54,702,008	(37,332,373)	94,779,541
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(896,435)	(2,956,534)	—	(14,527,313)	—	(23,808,739)
	Premier Class	(168,324)	(661,122)	—	(3,296,647)	—	(5,795,677)
	Retirement Class	(728,894)	(2,862,013)	—	(10,205,994)	—	(15,900,900)
	Retail Class	(473,815)	(1,813,022)	—	—	—	—
From realized gains:	Institutional Class	—	(1,295,044)	—	(11,436,377)	—	(37,223,043)
	Premier Class	—	(305,716)	—	(2,744,182)	—	(9,558,343)
	Retirement Class	—	(1,359,788)	—	(8,934,542)	—	(27,608,066)
	Retail Class	—	(877,137)	—	—	—	—
Total distributions		(2,267,468)	(12,130,376)	—	(51,145,055)	—	(119,894,768)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	15,600,305	46,802,468	35,692,553	99,399,537	40,519,305	159,420,442
	Premier Class	5,549,599	12,535,930	18,442,907	30,176,295	22,925,612	47,815,691
	Retirement Class	20,183,327	34,406,461	24,803,106	49,609,071	34,325,615	75,865,954
	Retail Class	14,611,691	23,914,936	—	—	—	—
Reinvestments of distributions:	Institutional Class	896,435	4,251,578	—	25,963,690	—	61,031,782
	Premier Class	168,324	966,838	—	6,040,829	—	15,354,020
	Retirement Class	728,894	4,221,801	—	19,140,536	—	43,508,966
	Retail Class	450,865	2,554,405	—	—	—	—
Redemptions:	Institutional Class	(14,650,744)	(17,635,236)	(38,496,246)	(80,901,949)	(56,861,735)	(93,984,438)
	Premier Class	(3,377,739)	(11,003,609)	(7,889,047)	(50,760,509)	(12,209,340)	(71,489,599)
	Retirement Class	(13,256,078)	(22,910,520)	(37,091,918)	(71,010,925)	(54,255,509)	(95,883,562)
	Retail Class	(6,247,593)	(12,388,441)	—	—	—	—
Net increase (decrease) from shareholder transactions		20,657,286	65,716,611	(4,538,645)	27,656,575	(25,556,052)	141,639,256
Net increase (decrease) in net assets		11,604,053	69,141,170	(26,007,919)	31,213,528	(62,888,425)	116,524,029
NET ASSETS
Beginning of period		371,692,820	302,551,650	1,114,005,993	1,082,792,465	1,805,186,635	1,688,662,606
End of period		$383,296,873	$371,692,820	$1,087,998,074	$1,114,005,993	$1,742,298,210	$1,805,186,635
Undistributed net investment income (loss) included in net assets		$748,564	$654,657	$11,701,215	$4,945,929	$17,951,218	$7,549,411
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,402,349	4,161,365	3,155,934	8,603,023	3,929,579	14,913,972
	Premier Class	498,944	1,113,267	1,629,506	2,612,404	2,228,904	4,477,382
	Retirement Class	1,820,422	3,061,383	1,896,631	3,739,917	2,803,167	6,039,996
	Retail Class	1,313,791	2,121,297	—	—	—	—
Shares reinvested:	Institutional Class	81,347	382,978	—	2,322,334	—	6,007,065
	Premier Class	15,300	87,130	—	541,293	—	1,515,698
	Retirement Class	66,317	381,162	—	1,487,221	—	3,604,720
	Retail Class	40,987	230,463	—	—	—	—
Shares redeemed:	Institutional Class	(1,311,841)	(1,564,925)	(3,383,100)	(6,971,073)	(5,479,542)	(8,751,651)
	Premier Class	(305,778)	(985,392)	(697,106)	(4,413,557)	(1,187,331)	(6,705,126)
	Retirement Class	(1,198,493)	(2,037,112)	(2,841,707)	(5,352,656)	(4,423,492)	(7,609,607)
	Retail Class	(563,741)	(1,099,639)	—	—	—	—
Net increase (decrease) from shareholder transactions		1,859,604	5,851,977	(239,842)	2,568,906	(2,128,715)	13,492,449

52	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	53

Statements of changes in net assets (unaudited)	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$15,028,840	$43,716,718	$13,945,818	$43,663,802	$12,171,367	$41,582,445
Net realized gain (loss) from investments		31,928,565	171,006,221	31,002,855	183,539,222	30,473,188	185,793,506
Net change in unrealized appreciation (depreciation) from affiliated investments		(112,187,824)	(55,633,851)	(119,106,692)	(51,870,508)	(123,258,446)	(44,404,916)
Net increase (decrease) in net assets from operations		(65,230,419)	159,089,088	(74,158,019)	175,332,516	(80,613,891)	182,971,035
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(36,711,697)	—	(39,784,137)	—	(40,184,610)
	Premier Class	—	(10,453,318)	—	(10,161,110)	—	(10,683,801)
	Retirement Class	—	(21,919,913)	—	(21,390,664)	—	(19,154,190)
From realized gains:	Institutional Class	—	(52,216,696)	—	(55,319,973)	—	(56,364,296)
	Premier Class	—	(15,615,516)	—	(14,836,168)	—	(15,711,973)
	Retirement Class	—	(34,586,070)	—	(32,951,155)	—	(29,748,923)
Total distributions		—	(171,503,210)	—	(174,443,207)	—	(171,847,793)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	100,089,102	314,679,986	112,253,450	328,429,903	108,722,318	335,449,249
	Premier Class	53,319,213	83,988,576	62,067,351	90,169,325	57,356,192	93,779,924
	Retirement Class	68,883,958	136,109,550	62,282,115	138,041,429	64,832,149	121,627,648
Reinvestments of distributions:	Institutional Class	—	88,928,393	—	95,104,110	—	96,548,906
	Premier Class	—	26,068,834	—	24,997,278	—	26,395,774
	Retirement Class	—	56,505,983	—	54,341,819	—	48,903,113
Redemptions:	Institutional Class	(56,228,312)	(94,198,386)	(49,040,572)	(90,837,690)	(45,460,200)	(78,468,456)
	Premier Class	(9,012,385)	(95,067,896)	(4,210,448)	(88,145,287)	(4,657,007)	(92,163,339)
	Retirement Class	(57,399,644)	(104,891,663)	(51,155,607)	(98,956,980)	(46,709,100)	(86,271,130)
Net increase (decrease) from shareholder transactions		99,651,932	412,123,377	132,196,289	453,143,907	134,084,352	465,801,689
Net increase (decrease) in net assets		34,421,513	399,709,255	58,038,270	454,033,216	53,470,461	476,924,931
NET ASSETS
Beginning of period		2,835,300,428	2,435,591,173	2,880,821,497	2,426,788,281	2,800,101,855	2,323,176,924
End of period		$2,869,721,941	$2,835,300,428	$2,938,859,767	$2,880,821,497	$2,853,572,316	$2,800,101,855
Undistributed net investment income (loss) included in net assets		$25,445,105	$10,416,265	$23,499,832	$9,554,014	$20,400,659	$8,229,292
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,574,539	29,335,124	10,688,560	30,360,953	10,377,466	31,189,162
	Premier Class	5,107,155	7,795,200	5,940,904	8,366,111	5,489,476	8,715,573
	Retirement Class	5,458,568	10,528,289	4,853,728	10,544,186	4,993,665	9,166,088
Shares reinvested:	Institutional Class	—	8,650,622	—	9,215,515	—	9,382,790
	Premier Class	—	2,540,822	—	2,429,279	—	2,572,687
	Retirement Class	—	4,538,633	—	4,306,008	—	3,832,532
Shares redeemed:	Institutional Class	(5,329,091)	(8,630,389)	(4,601,923)	(8,285,545)	(4,261,988)	(7,146,855)
	Premier Class	(868,529)	(8,948,528)	(401,120)	(8,191,642)	(445,286)	(8,674,147)
	Retirement Class	(4,532,374)	(8,092,188)	(3,960,140)	(7,535,331)	(3,575,492)	(6,509,772)
Net increase (decrease) from shareholder transactions		9,410,268	37,717,585	12,520,009	41,209,534	12,577,841	42,528,058

54	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	55

Statements of changes in net assets (unaudited)	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$9,289,345	$39,914,245	$8,184,884	$49,311,830	$3,104,024	$17,027,350
Net realized gain (loss) from investments		32,033,386	203,196,778	42,770,068	275,256,479	(2,117,401)	61,939,624
Net change in unrealized appreciation (depreciation) from affiliated investments		(129,210,153)	(47,039,061)	(174,267,274)	(57,526,754)	(46,143,888)	14,745,310
Net increase (decrease) in net assets from operations		(87,887,422)	196,071,962	(123,312,322)	267,041,555	(45,157,265)	93,712,284
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(42,321,736)	—	(54,395,878)	—	(17,479,047)
	Premier Class	—	(10,444,217)	—	(14,699,004)	—	(4,905,615)
	Retirement Class	—	(17,869,977)	—	(22,780,862)	—	(8,859,324)
From realized gains:	Institutional Class	—	(63,778,999)	—	(84,134,666)	—	(12,964,480)
	Premier Class	—	(16,515,022)	—	(23,839,842)	—	(3,812,663)
	Retirement Class	—	(29,942,460)	—	(39,348,432)	—	(7,181,281)
Total distributions		—	(180,872,411)	—	(239,198,684)	—	(55,202,410)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	112,967,093	336,056,103	134,958,733	444,394,058	101,950,838	235,724,680
	Premier Class	57,219,083	91,498,919	63,529,239	121,259,955	44,865,134	66,046,671
	Retirement Class	58,873,042	111,142,732	63,449,701	117,781,547	42,974,124	84,073,561
Reinvestments of distributions:	Institutional Class	—	106,100,735	—	138,530,544	—	30,443,527
	Premier Class	—	26,959,239	—	38,538,846	—	8,718,278
	Retirement Class	—	47,812,437	—	62,129,294	—	16,040,605
Redemptions:	Institutional Class	(54,945,272)	(93,664,260)	(75,685,960)	(113,978,260)	(37,180,223)	(27,629,247)
	Premier Class	(4,179,897)	(90,367,748)	(4,116,745)	(141,125,115)	(872,115)	(31,384,577)
	Retirement Class	(44,890,395)	(99,586,392)	(54,571,274)	(155,372,139)	(19,686,240)	(42,205,921)
Net increase (decrease) from shareholder transactions		125,043,654	435,951,765	127,563,694	512,158,730	132,051,518	339,827,577
Net increase (decrease) in net assets		37,156,232	451,151,316	4,251,372	540,001,601	86,894,253	378,337,451
NET ASSETS
Beginning of period		2,818,408,152	2,367,256,836	3,634,257,091	3,094,255,490	1,352,292,144	973,954,693
End of period		$2,855,564,384	$2,818,408,152	$3,638,508,463	$3,634,257,091	$1,439,186,397	$1,352,292,144
Undistributed net investment income (loss) included in net assets		$15,422,648	$6,133,303	$13,497,328	$5,312,444	$5,235,357	$2,131,333
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	10,723,281	30,884,529	12,707,357	40,571,633	9,255,030	21,123,124
	Premier Class	5,434,036	8,393,018	5,994,615	10,994,779	4,083,305	5,919,677
	Retirement Class	4,445,210	8,182,400	4,687,753	8,467,797	3,935,852	7,561,953
Shares reinvested:	Institutional Class	—	10,231,508	—	13,243,838	—	2,811,036
	Premier Class	—	2,604,757	—	3,691,460	—	807,248
	Retirement Class	—	3,663,788	—	4,650,396	—	1,487,997
Shares redeemed:	Institutional Class	(5,085,659)	(8,421,124)	(6,916,004)	(10,165,824)	(3,263,765)	(2,435,449)
	Premier Class	(398,834)	(8,367,102)	(388,097)	(13,006,072)	(78,679)	(2,854,961)
	Retirement Class	(3,368,738)	(7,334,702)	(3,996,338)	(11,164,171)	(1,779,519)	(3,800,139)
Net increase (decrease) from shareholder transactions		11,749,296	39,837,072	12,089,286	47,283,836	12,152,224	30,620,486

56	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	57

Statements of changes in net assets (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015*
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$1,810,648	$9,774,280	$324,972	$1,533,522	$25,508	$139,286
Net realized gain (loss) from investments		(1,269,187)	35,507,240	(1,134,615)	5,575,511	(65,612)	571,173
Net change in unrealized appreciation (depreciation) from affiliated investments		(26,794,561)	8,874,709	(3,724,870)	1,806,087	(375,063)	56,411
Net increase (decrease) in net assets from operations		(26,253,100)	54,156,229	(4,534,513)	8,915,120	(415,167)	766,870
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(9,576,775)	—	(1,180,087)	—	(130,025)
	Premier Class	—	(3,142,585)	—	(511,713)	—	(64,027)
	Retirement Class	—	(5,167,514)	—	(1,126,545)	—	(65,973)
From realized gains:	Institutional Class	—	(6,831,447)	—	(676,624)	—	—
	Premier Class	—	(2,342,137)	—	(305,822)	—	—
	Retirement Class	—	(4,026,822)	—	(697,817)	—	—
Total distributions		—	(31,087,280)	—	(4,498,608)	—	(260,025)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	68,406,339	140,857,333	24,829,369	32,160,104	437,096	5,244,215
	Premier Class	28,784,987	46,991,549	10,273,055	14,594,332	10,577	2,500,000
	Retirement Class	28,507,606	57,479,006	13,412,878	21,820,551	1,023,110	3,160,728
Reinvestments of distributions:	Institutional Class	—	16,408,222	—	1,856,711	—	130,025
	Premier Class	—	5,484,722	—	817,535	—	64,027
	Retirement Class	—	9,194,336	—	1,824,362	—	65,973
Redemptions:	Institutional Class	(23,460,003)	(13,401,527)	(12,415,739)	(5,772,194)	(171,734)	—
	Premier Class	(1,444,673)	(18,125,571)	(1,527,560)	(3,733,920)	—	—
	Retirement Class	(12,659,536)	(27,065,179)	(14,008,833)	(4,999,250)	(550,287)	(198,860)
Net increase (decrease) from shareholder transactions		88,134,720	217,822,891	20,563,170	58,568,231	748,762	10,966,108
Net increase (decrease) in net assets		61,881,620	240,891,840	16,028,657	62,984,743	333,595	11,472,953
NET ASSETS
Beginning of period		789,847,150	548,955,310	141,770,552	78,785,809	11,472,953	—
End of period		$851,728,770	$789,847,150	$157,799,209	$141,770,552	$11,806,548	$11,472,953
Undistributed net investment income (loss) included in net assets		$3,073,383	$1,262,735	$513,588	$188,616	$42,056	$16,548
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,222,626	12,654,042	2,009,884	2,590,836	42,855	523,270
	Premier Class	2,623,539	4,218,680	838,589	1,170,319	1,056	250,000
	Retirement Class	2,615,943	5,183,750	1,095,824	1,758,059	100,726	315,045
Shares reinvested:	Institutional Class	—	1,517,874	—	153,574	—	13,107
	Premier Class	—	508,787	—	67,789	—	6,454
	Retirement Class	—	854,492	—	151,149	—	6,651
Shares redeemed:	Institutional Class	(2,060,470)	(1,187,305)	(977,880)	(460,387)	(16,873)	—
	Premier Class	(132,733)	(1,659,793)	(123,583)	(305,607)	—	—
	Retirement Class	(1,151,289)	(2,436,607)	(1,136,619)	(402,995)	(55,530)	(19,381)
Net increase (decrease) from shareholder transactions		8,117,616	19,653,920	1,706,215	4,722,737	72,234	1,095,146
*	For the period September 26, 2014 to May 31, 2015.

58	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	59

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE RETIREMENT INCOME
Institutional Class:	11/30/15	#	$11.38	$0.08		$(0.28)	$(0.20)	$(0.08)	$ —	$(0.08)	$11.10	(1.78)%[b]		$131,234		0.14%[c]		0.00%[c]		1.42%[c]		7%[b]
	5/31/15		11.28	0.21		0.32	0.53	(0.30)	(0.13)	(0.43)	11.38	4.83		132,539		0.15		0.00		1.84		19
	5/31/14		10.76	0.21		0.72	0.93	(0.31)	(0.10)	(0.41)	11.28	8.84		97,792		0.17		0.00		1.88		31
	5/31/13		9.90	0.21		0.99	1.20	(0.28)	(0.06)	(0.34)	10.76	12.24		65,475		0.18		0.00		2.01		19
	5/31/12		10.08	0.21		(0.09)	0.12	(0.30)	—	(0.30)	9.90	1.27		32,323		0.22		0.00		2.18		13
	5/31/11	†	9.43	0.14		0.69	0.83	(0.18)	—	(0.18)	10.08	8.89	[b]	20,560		0.23	[c]	0.00	[c]	2.15	[c]	7	[b]
	9/30/10		8.85	0.21		0.58	0.79	(0.21)	—	(0.21)	9.43	9.01		11,111		0.41		0.00		2.27		33
Premier Class:	11/30/15	#	11.37	0.07		(0.28)	(0.21)	(0.07)	—	(0.07)	11.09	(1.86)[b]		28,744		0.29	[c]	0.15	[c]	1.27	[c]	7	[b]
	5/31/15		11.27	0.19		0.32	0.51	(0.28)	(0.13)	(0.41)	11.37	4.68		27,088		0.30		0.15		1.72		19
	5/31/14		10.75	0.19		0.72	0.91	(0.29)	(0.10)	(0.39)	11.27	8.69		24,433		0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99	1.18	(0.26)	(0.06)	(0.32)	10.75	12.08		13,648		0.33		0.15		1.80		19
	5/31/12		10.08	0.20		(0.11)	0.09	(0.28)	—	(0.28)	9.89	1.03		9,322		0.37		0.15		2.00		13
	5/31/11	†	9.43	0.12		0.70	0.82	(0.17)	—	(0.17)	10.08	8.82	[b]	4,387		0.39	[c]	0.15	[c]	1.91	[c]	7	[b]
	9/30/10		8.85	0.17		0.61	0.78	(0.20)	—	(0.20)	9.43	8.86		1,453		0.58		0.15		1.91		33
Retirement Class:	11/30/15	#	11.35	0.06		(0.27)	(0.21)	(0.06)	—	(0.06)	11.08	(1.82)[b]		135,377		0.44	[c]	0.25	[c]	1.17	[c]	7	[b]
	5/31/15		11.25	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.35	4.59		130,926		0.45		0.25		1.59		19
	5/31/14		10.74	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.25	8.49		113,987		0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.74	12.00		99,400		0.48		0.25		1.77		19
	5/31/12		10.06	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.88	1.01		72,109		0.52		0.25		1.89		13
	5/31/11	†	9.41	0.13		0.69	0.82	(0.17)	—	(0.17)	10.06	8.78	[b]	57,288		0.53	[c]	0.25	[c]	1.93	[c]	7	[b]
	9/30/10		8.84	0.18		0.58	0.76	(0.19)	—	(0.19)	9.41	8.65		39,682		0.70		0.25		2.04		33
Retail Class:	11/30/15	#	11.36	0.06		(0.27)	(0.21)	(0.06)	—	(0.06)	11.09	(1.82)[b]		87,942		0.42	[c]	0.25	[c]	1.17	[c]	7	[b]
	5/31/15		11.26	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.36	4.59		81,140		0.43		0.25		1.61		19
	5/31/14		10.75	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.26	8.49		66,340		0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.75	11.99		50,147		0.47		0.25		1.75		19
	5/31/12		10.07	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.89	1.03		31,296		0.47		0.25		1.90		13
	5/31/11	†	9.42	0.13		0.69	0.82	(0.17)	—	(0.17)	10.07	8.82	[b]	26,758		0.39	[c]	0.16	[c]	2.01	[c]	7	[b]
	9/30/10		8.85	0.19		0.58	0.77	(0.20)	—	(0.20)	9.42	8.76		16,652		0.55		0.15		2.14		33

60	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	61

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE 2010
Institutional Class:	11/30/15	#	$11.58	$0.08		$(0.30)	$(0.22)	$ —	$ —	$ —	$11.36	(1.90)%[b]	$514,801		0.12%[c]		0.00%[c]		1.37%[c]		9%[b]
	5/31/15		11.60	0.21		0.38	0.59	(0.34)	(0.27)	(0.61)	11.58	5.25	527,313		0.12		0.00		1.85		20
	5/31/14		11.02	0.21		0.87	1.08	(0.39)	(0.11)	(0.50)	11.60	10.03	482,193		0.13		0.00		1.83		28
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)	(0.32)	11.02	14.21	352,956		0.13		0.00		1.99		18
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	—	(0.32)	9.94	(0.23)	226,848		0.14		0.00		2.07		13
	5/31/11	†	9.58	0.14		0.87	1.01	(0.29)	—	(0.29)	10.30	10.76 [b]	102,505		0.15	[c]	0.00	[c]	2.17	[c]	8	[b]
	9/30/10		8.97	0.20		0.63	0.83	(0.22)	—	(0.22)	9.58	9.48	38,539		0.16		0.00		2.20		24
Premier Class:	11/30/15	#	11.55	0.07		(0.29)	(0.22)	—	—	—	11.33	(1.90)[b]	131,199		0.27	[c]	0.15	[c]	1.22	[c]	9	[b]
	5/31/15		11.57	0.20		0.37	0.57	(0.32)	(0.27)	(0.59)	11.55	5.10	123,047		0.27		0.15		1.69		20
	5/31/14		11.00	0.20		0.85	1.05	(0.37)	(0.11)	(0.48)	11.57	9.78	137,806		0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)	(0.30)	11.00	14.08	126,525		0.28		0.15		1.85		18
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	—	(0.31)	9.92	(0.34)	98,192		0.29		0.15		1.92		13
	5/31/11	†	9.57	0.14		0.86	1.00	(0.29)	—	(0.29)	10.28	10.61 [b]	50,526		0.30	[c]	0.15	[c]	2.10	[c]	8	[b]
	9/30/10		8.97	0.14		0.68	0.82	(0.22)	—	(0.22)	9.57	9.32	27,054		0.31		0.15		1.50		24
Retirement Class:	11/30/15	#	13.33	0.07		(0.34)	(0.27)	—	—	—	13.06	(2.03)[b]	441,998		0.42	[c]	0.25	[c]	1.12	[c]	9	[b]
	5/31/15		13.25	0.21		0.45	0.66	(0.31)	(0.27)	(0.58)	13.33	5.09	463,646		0.42		0.25		1.60		20
	5/31/14		12.53	0.20		0.99	1.19	(0.36)	(0.11)	(0.47)	13.25	9.66	462,794		0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)	(0.29)	12.53	13.94	448,911		0.43		0.25		1.79		18
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	—	(0.29)	11.26	(0.40)	432,315		0.44		0.25		1.82		13
	5/31/11	†	10.76	0.15		0.96	1.11	(0.26)	—	(0.26)	11.61	10.51 [b]	498,029		0.45	[c]	0.25	[c]	1.97	[c]	8	[b]
	9/30/10		10.05	0.21		0.70	0.91	(0.20)	—	(0.20)	10.76	9.23	469,156		0.46		0.25		2.07		24

TIAA-CREF LIFECYCLE 2015
Institutional Class:	11/30/15	#	10.56	0.07		(0.29)	(0.22)	—	—	—	10.34	(2.08)[b]	828,362		0.12	[c]	0.00	[c]	1.31	[c]	8	[b]
	5/31/15		10.80	0.20		0.39	0.59	(0.32)	(0.51)	(0.83)	10.56	5.78	861,906		0.12		0.00		1.85		16
	5/31/14		10.46	0.19		0.93	1.12	(0.35)	(0.43)	(0.78)	10.80	10.93	750,459		0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)	(0.56)	10.46	15.85	537,761		0.13		0.00		1.99		13
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)	(0.51)	9.54	(1.26)	331,069		0.13		0.00		2.02		11
	5/31/11	†	9.37	0.14		0.98	1.12	(0.28)	—	(0.28)	10.21	12.11 [b]	150,938		0.15	[c]	0.00	[c]	2.13	[c]	5	[b]
	9/30/10		8.75	0.18		0.65	0.83	(0.21)	—	(0.21)	9.37	9.62	50,118		0.16		0.00		2.03		19
Premier Class:	11/30/15	#	10.52	0.06		(0.28)	(0.22)	—	—	—	10.30	(2.09)[b]	221,554		0.27	[c]	0.15	[c]	1.16	[c]	8	[b]
	5/31/15		10.77	0.18		0.39	0.57	(0.31)	(0.51)	(0.82)	10.52	5.53	215,362		0.27		0.15		1.69		16
	5/31/14		10.42	0.18		0.93	1.11	(0.33)	(0.43)	(0.76)	10.77	10.90	228,069		0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)	(0.54)	10.42	15.64	197,915		0.28		0.15		1.85		13
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)	(0.50)	9.51	(1.46)	152,161		0.28		0.15		1.84		11
	5/31/11	†	9.36	0.13		0.97	1.10	(0.27)	—	(0.27)	10.19	11.96 [b]	63,101		0.30	[c]	0.15	[c]	2.07	[c]	5	[b]
	9/30/10		8.75	0.12		0.69	0.81	(0.20)	—	(0.20)	9.36	9.47	31,743		0.31		0.15		1.36		19
Retirement Class:	11/30/15	#	12.53	0.07		(0.34)	(0.27)	—	—	—	12.26	(2.15)[b]	692,382		0.42	[c]	0.25	[c]	1.06	[c]	8	[b]
	5/31/15		12.66	0.20		0.47	0.67	(0.29)	(0.51)	(0.80)	12.53	5.52	727,918		0.42		0.25		1.60		16
	5/31/14		12.14	0.19		1.07	1.26	(0.31)	(0.43)	(0.74)	12.66	10.62	710,134		0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)	(0.53)	12.14	15.67	656,220		0.43		0.25		1.78		13
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)	(0.48)	10.98	(1.55)	575,517		0.43		0.25		1.77		11
	5/31/11	†	10.67	0.14		1.11	1.25	(0.25)	—	(0.25)	11.67	11.87 [b]	661,257		0.45	[c]	0.25	[c]	1.92	[c]	5	[b]
	9/30/10		9.94	0.20		0.72	0.92	(0.19)	—	(0.19)	10.67	9.36	580,270		0.46		0.25		1.96		19

62	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	63

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE 2020
Institutional Class:	11/30/15	#	$10.72	$0.06		$(0.31)	$(0.25)	$ —	$ —	$ —	$10.47	(2.33)%[b]	$1,415,738		0.11%[c]		0.00%[c]		1.19%[c]		6%[b]
	5/31/15		10.86	0.19		0.47	0.66	(0.33)	(0.47)	(0.80)	10.72	6.34	1,403,172		0.12		0.00		1.80		13
	5/31/14		10.36	0.19		1.05	1.24	(0.36)	(0.38)	(0.74)	10.86	12.28	1,103,076		0.13		0.00		1.76		15
	5/31/13		9.25	0.20		1.43	1.63	(0.28)	(0.24)	(0.52)	10.36	18.04	726,575		0.13		0.00		2.00		12
	5/31/12		9.99	0.18		(0.47)	(0.29)	(0.28)	(0.17)	(0.45)	9.25	(2.60)	419,753		0.13		0.00		1.98		8
	5/31/11	†	9.04	0.13		1.08	1.21	(0.26)	(0.00)[d]	(0.26)	9.99	13.64 [b]	175,206		0.15	[c]	0.00	[c]	2.06	[c]	4	[b]
	9/30/10		8.43	0.16		0.64	0.80	(0.19)	(0.00)[d]	(0.19)	9.04	9.63	51,076		0.16		0.00		1.86		16
Premier Class:	11/30/15	#	10.69	0.05		(0.30)	(0.25)	—	—	—	10.44	(2.34)[b]	413,124		0.26	[c]	0.15	[c]	1.04	[c]	6	[b]
	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)	(0.78)	10.69	6.10	377,734		0.27		0.15		1.67		13
	5/31/14		10.34	0.18		1.04	1.22	(0.34)	(0.38)	(0.72)	10.84	12.15	367,841		0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44	1.62	(0.27)	(0.24)	(0.51)	10.34	17.92	265,878		0.28		0.15		1.86		12
	5/31/12		9.98	0.17		(0.48)	(0.31)	(0.27)	(0.17)	(0.44)	9.23	(2.80)	190,954		0.28		0.15		1.85		8
	5/31/11	†	9.04	0.13		1.07	1.20	(0.26)	0.00 [d]	(0.26)	9.98	13.47 [b]	84,846		0.30	[c]	0.15	[c]	2.00	[c]	4	[b]
	9/30/10		8.43	0.10		0.70	0.80	(0.19)	—	(0.19)	9.04	9.59	38,234		0.31		0.15		1.16		16
Retirement Class:	11/30/15	#	12.96	0.06		(0.37)	(0.31)	—	—	—	12.65	(2.39)[b]	1,040,860		0.41	[c]	0.25	[c]	0.94	[c]	6	[b]
	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)	(0.77)	12.96	6.04	1,054,395		0.42		0.25		1.56		13
	5/31/14		12.24	0.19		1.25	1.44	(0.33)	(0.38)	(0.71)	12.97	12.00	964,674		0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68	1.89	(0.25)	(0.24)	(0.49)	12.24	17.78	832,093		0.43		0.25		1.79		12
	5/31/12		11.62	0.19		(0.55)	(0.36)	(0.25)	(0.17)	(0.42)	10.84	(2.85)	711,358		0.43		0.25		1.71		8
	5/31/11	†	10.47	0.14		1.24	1.38	(0.23)	0.00 [d]	(0.23)	11.62	13.43 [b]	795,642		0.45	[c]	0.25	[c]	1.85	[c]	4	[b]
	9/30/10		9.74	0.18		0.72	0.90	(0.17)	—	(0.17)	10.47	9.36	672,342		0.46		0.25		1.80		16

TIAA-CREF LIFECYCLE 2025
Institutional Class:	11/30/15	#	10.81	0.06		(0.34)	(0.28)	—	—	—	10.53	(2.59)[b]	1,495,035		0.11	[c]	0.00	[c]	1.09	[c]	6	[b]
	5/31/15		10.90	0.19		0.53	0.72	(0.34)	(0.47)	(0.81)	10.81	6.93	1,468,702		0.12		0.00		1.79		12
	5/31/14		10.29	0.18		1.19	1.37	(0.38)	(0.38)	(0.76)	10.90	13.64	1,140,353		0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60	1.79	(0.27)	(0.23)	(0.50)	10.29	20.37	749,263		0.13		0.00		1.99		11
	5/31/12		9.83	0.18		(0.60)	(0.42)	(0.27)	(0.14)	(0.41)	9.00	(4.00)	403,396		0.13		0.00		1.94		7
	5/31/11	†	8.78	0.12		1.18	1.30	(0.25)	—	(0.25)	9.83	15.01 [b]	166,006		0.15	[c]	0.00	[c]	2.01	[c]	4	[b]
	9/30/10		8.17	0.14		0.65	0.79	(0.18)	—	(0.18)	8.78	9.76	50,809		0.16		0.00		1.72		15
Premier Class:	11/30/15	#	10.76	0.05		(0.33)	(0.28)	—	—	—	10.48	(2.60)[b]	430,893		0.26	[c]	0.15	[c]	0.94	[c]	6	[b]
	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)	(0.79)	10.76	6.69	382,956		0.27		0.15		1.63		12
	5/31/14		10.26	0.18		1.16	1.34	(0.36)	(0.38)	(0.74)	10.86	13.42	358,098		0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58	1.76	(0.25)	(0.23)	(0.48)	10.26	20.14	264,821		0.28		0.15		1.86		11
	5/31/12		9.80	0.16		(0.58)	(0.42)	(0.26)	(0.14)	(0.40)	8.98	(4.01)	181,859		0.28		0.15		1.81		7
	5/31/11	†	8.76	0.12		1.16	1.28	(0.24)	—	(0.24)	9.80	14.88 [b]	84,577		0.30	[c]	0.15	[c]	1.99	[c]	4	[b]
	9/30/10		8.17	0.08		0.68	0.76	(0.17)	—	(0.17)	8.76	9.47	36,184		0.31		0.15		0.97		15
Retirement Class:	11/30/15	#	13.19	0.05		(0.41)	(0.36)	—	—	—	12.83	(2.73)[b]	1,012,932		0.41	[c]	0.25	[c]	0.84	[c]	6	[b]
	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)	(0.77)	13.19	6.62	1,029,164		0.42		0.25		1.54		12
	5/31/14		12.25	0.19		1.42	1.61	(0.35)	(0.38)	(0.73)	13.13	13.39	928,337		0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87	2.08	(0.24)	(0.23)	(0.47)	12.25	19.94	776,980		0.43		0.25		1.81		11
	5/31/12		11.52	0.18		(0.68)	(0.50)	(0.24)	(0.14)	(0.38)	10.64	(4.11)	665,020		0.43		0.25		1.65		7
	5/31/11	†	10.25	0.13		1.36	1.49	(0.22)	—	(0.22)	11.52	14.74 [b]	750,162		0.45	[c]	0.25	[c]	1.80	[c]	4	[b]
	9/30/10		9.51	0.16		0.74	0.90	(0.16)	—	(0.16)	10.25	9.55	630,705		0.46		0.25		1.67		15

64	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	65

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE 2030
Institutional Class:	11/30/15	#	$10.81	$0.05		$(0.36)	$(0.31)	$ —	$ —	$ —	$10.50	(2.87)%[b]	$1,516,382		0.11%[c]		0.00%[c]		0.98%[c]		5%[b]
	5/31/15		10.86	0.19		0.58	0.77	(0.34)	(0.48)	(0.82)	10.81	7.48	1,495,152		0.12		0.00		1.77		11
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)	(0.77)	10.86	14.82	1,139,305		0.13		0.00		1.69		11
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)	(0.49)	10.16	22.50	736,779		0.13		0.00		1.97		12
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)	(0.36)	8.73	(5.25)	407,473		0.13		0.00		1.86		5
	5/31/11	†	8.47	0.11		1.26	1.37	(0.23)	—	(0.23)	9.61	16.41 [b]	166,564		0.15	[c]	0.00	[c]	1.89	[c]	4	[b]
	9/30/10		7.87	0.12		0.64	0.76	(0.16)	—	(0.16)	8.47	9.80	45,757		0.16		0.00		1.52		14
Premier Class:	11/30/15	#	10.77	0.04		(0.36)	(0.32)	—	—	—	10.45	(2.97)[b]	426,184		0.26	[c]	0.15	[c]	0.83	[c]	5	[b]
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809		0.27		0.15		1.62		11
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)	(0.76)	10.82	14.72	358,491		0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)	(0.48)	10.12	22.16	267,879		0.28		0.15		1.83		12
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)	(0.35)	8.71	(5.26)	180,029		0.28		0.15		1.74		5
	5/31/11	†	8.45	0.11		1.25	1.36	(0.23)	—	(0.23)	9.58	16.28 [b]	84,355		0.30	[c]	0.15	[c]	1.88	[c]	4	[b]
	9/30/10		7.87	0.06		0.68	0.74	(0.16)	—	(0.16)	8.45	9.50	32,600		0.31		0.15		0.75		14
Retirement Class:	11/30/15	#	13.39	0.05		(0.45)	(0.40)	—	—	—	12.99	(2.99)[b]	911,006		0.41	[c]	0.25	[c]	0.73	[c]	5	[b]
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141		0.42		0.25		1.52		11
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)	(0.74)	13.26	14.54	825,381		0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)	(0.46)	12.25	22.15	708,355		0.43		0.25		1.78		12
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)	(0.33)	10.44	(5.40)	599,240		0.43		0.25		1.55		5
	5/31/11	†	10.01	0.12		1.48	1.60	(0.21)	—	(0.21)	11.40	16.12 [b]	717,292		0.45	[c]	0.25	[c]	1.68	[c]	4	[b]
	9/30/10		9.28	0.14		0.73	0.87	(0.14)	—	(0.14)	10.01	9.51	607,051		0.46		0.25		1.50		14

TIAA-CREF LIFECYCLE 2035
Institutional Class:	11/30/15	#	10.92	0.04		(0.38)	(0.34)	—	—	—	10.58	(3.11)[b]	1,572,729		0.11	[c]	0.00	[c]	0.77	[c]	5	[b]
	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158		0.12		0.00		1.67		11
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)	(0.82)	10.97	16.10	1,209,710		0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)	(0.48)	10.18	24.45	775,166		0.13		0.00		1.90		12
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)	(0.33)	8.61	(6.55)	406,001		0.13		0.00		1.75		4
	5/31/11	†	8.34	0.11		1.36	1.47	(0.22)	—	(0.22)	9.59	17.84 [b]	170,381		0.15	[c]	0.00	[c]	1.76	[c]	7	[b]
	9/30/10		7.75	0.11		0.63	0.74	(0.15)	—	(0.15)	8.34	9.67	42,535		0.16		0.00		1.33		11
Premier Class:	11/30/15	#	10.90	0.03		(0.38)	(0.35)	—	—	—	10.55	(3.21)[b]	425,170		0.26	[c]	0.15	[c]	0.62	[c]	5	[b]
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423		0.27		0.15		1.52		11
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)	(0.80)	10.94	15.87	357,264		0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)	(0.47)	10.16	24.20	265,404		0.28		0.15		1.76		12
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)	(0.32)	8.60	(6.55)	180,502		0.28		0.15		1.63		4
	5/31/11	†	8.33	0.10		1.35	1.45	(0.21)	—	(0.21)	9.57	17.68 [b]	85,514		0.30	[c]	0.15	[c]	1.74	[c]	7	[b]
	9/30/10		7.75	0.04		0.69	0.73	(0.15)	—	(0.15)	8.33	9.50	37,314		0.31		0.15		0.51		11
Retirement Class:	11/30/15	#	13.73	0.03		(0.48)	(0.45)	—	—	—	13.28	(3.28)[b]	857,666		0.41	[c]	0.25	[c]	0.52	[c]	5	[b]
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827		0.42		0.25		1.43		11
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)	(0.79)	13.57	15.72	800,282		0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)	(0.45)	12.43	24.12	693,253		0.43		0.25		1.74		12
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)	(0.30)	10.42	(6.68)	594,181		0.43		0.25		1.43		4
	5/31/11	†	9.96	0.11		1.63	1.74	(0.19)	—	(0.19)	11.51	17.68 [b]	716,085		0.45	[c]	0.25	[c]	1.56	[c]	7	[b]
	9/30/10		9.24	0.13		0.72	0.85	(0.13)	—	(0.13)	9.96	9.33	598,803		0.46		0.25		1.33		11

66	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

TIAA-CREF LIFECYCLE 2040
Institutional Class:	11/30/15	#	$11.05	$0.03		$(0.41)	$(0.38)	$ —	$ —	$ —	$10.67	(3.44)%[b]	$1,995,909		0.11%[c]		0.00%[c]		0.56%[c]		4%[b]
	5/31/15		11.07	0.17		0.70	0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921		0.12		0.00		1.60		11
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)	(0.86)	11.07	16.75	1,524,091		0.12		0.00		1.51		9
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)	(0.54)	10.25	25.40	978,672		0.13		0.00		1.88		13
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)	(0.35)	8.65	(6.71)	526,001		0.13		0.00		1.72		5
	5/31/11	†	8.40	0.11		1.38	1.49	(0.22)	—	(0.22)	9.67	18.01 [b]	221,307		0.15	[c]	0.00	[c]	1.76	[c]	8	[b]
	9/30/10		7.81	0.11		0.63	0.74	(0.15)	—	(0.15)	8.40	9.65	60,554		0.15		0.00		1.32		10
Premier Class:	11/30/15	#	11.02	0.02		(0.41)	(0.39)	—	—	—	10.63	(3.54)[b]	556,479		0.26	[c]	0.15	[c]	0.41	[c]	4	[b]
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27		0.15		1.47		11
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)	(0.53)	10.22	25.17	377,355		0.28		0.15		1.72		13
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)	(0.34)	8.63	(6.92)	261,785		0.28		0.15		1.61		5
	5/31/11	†	8.40	0.10		1.38	1.48	(0.22)	—	(0.22)	9.66	17.83 [b]	125,013		0.30	[c]	0.15	[c]	1.71	[c]	8	[b]
	9/30/10		7.81	0.04		0.70	0.74	(0.15)	—	(0.15)	8.40	9.61	49,852		0.31		0.15		0.50		10
Retirement Class:	11/30/15	#	14.10	0.02		(0.52)	(0.50)	—	—	—	13.60	(3.55)[b]	1,086,120		0.41	[c]	0.25	[c]	0.31	[c]	4	[b]
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42		0.25		1.36		11
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)	(0.51)	12.66	25.10	977,063		0.43		0.25		1.69		13
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)	(0.32)	10.57	(7.00)	857,435		0.43		0.25		1.39		5
	5/31/11	†	10.14	0.11		1.68	1.79	(0.20)	—	(0.20)	11.73	17.81 [b]	1,070,202		0.45	[c]	0.25	[c]	1.54	[c]	8	[b]
	9/30/10		9.40	0.13		0.75	0.88	(0.14)	—	(0.14)	10.14	9.42	893,915		0.45		0.25		1.35		10

TIAA-CREF LIFECYCLE 2045
Institutional Class:	11/30/15	#	11.44	0.03		(0.42)	(0.39)	—	—	—	11.05	(3.41)[b]	790,231		0.12	[c]	0.00	[c]	0.55	[c]	4	[b]
	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13		0.00		1.59		8
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)	(0.24)	9.94	25.33	267,192		0.15		0.00		1.89		9
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	—	(0.18)	8.14	(6.77)	115,021		0.17		0.00		1.68		9
	5/31/11	†	7.73	0.09		1.28	1.37	(0.16)	—	(0.16)	8.94	17.92 [b]	39,323		0.19	[c]	0.00	[c]	1.55	[c]	8	[b]
	9/30/10		7.16	0.09		0.59	0.68	(0.11)	—	(0.11)	7.73	9.58	7,970		0.35		0.00		1.29		18
Premier Class:	11/30/15	#	11.40	0.02		(0.42)	(0.40)	—	—	—	11.00	(3.51)[b]	244,117		0.27	[c]	0.15	[c]	0.40	[c]	4	[b]
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28		0.15		1.47		8
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)	(0.23)	9.92	25.25	84,430		0.30		0.15		1.72		9
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	—	(0.18)	8.12	(6.87)	38,862		0.32		0.15		1.53		9
	5/31/11	†	7.72	0.08		1.28	1.36	(0.16)	—	(0.16)	8.92	17.76 [b]	14,136		0.34	[c]	0.15	[c]	1.51	[c]	8	[b]
	9/30/10		7.16	0.06		0.61	0.67	(0.11)	—	(0.11)	7.72	9.39	2,975		0.50		0.15		0.79		18
Retirement Class:	11/30/15	#	11.37	0.02		(0.42)	(0.40)	—	—	—	10.97	(3.52)[b]	404,839		0.42	[c]	0.25	[c]	0.30	[c]	4	[b]
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43		0.25		1.37		8
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)	(0.22)	9.89	25.07	248,237		0.45		0.25		1.68		9
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	—	(0.16)	8.10	(7.03)	155,417		0.48		0.25		1.41		9
	5/31/11	†	7.70	0.08		1.27	1.35	(0.15)	—	(0.15)	8.90	17.65 [b]	130,113		0.49	[c]	0.25	[c]	1.45	[c]	8	[b]
	9/30/10		7.14	0.09		0.57	0.66	(0.10)	—	(0.10)	7.70	9.32	84,309		0.64		0.25		1.17		18

68	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE 2050
Institutional Class:	11/30/15	#	$11.42	$0.03		$(0.42)	$(0.39)	$ —	$ —	$ —	$11.03	(3.42)%[b]	$454,643		0.12%[c]		0.00%[c]		0.55%[c]		4%[b]
	5/31/15		11.08	0.18		0.71	0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230		0.13		0.00		1.59		7
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.08	16.76	266,715		0.15		0.00		1.51		6
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)	(0.23)	9.91	25.33	141,731		0.17		0.00		1.89		8
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	—	(0.18)	8.11	(6.72)	59,624		0.21		0.00		1.68		6
	5/31/11	†	7.75	0.09		1.28	1.37	(0.16)	(0.06)	(0.22)	8.90	17.89 [b]	19,661		0.24	[c]	0.00	[c]	1.56	[c]	8	[b]
	9/30/10		7.18	0.10		0.58	0.68	(0.11)	—	(0.11)	7.75	9.63	5,599		0.54		0.00		1.35		24
Premier Class:	11/30/15	#	11.38	0.02		(0.41)	(0.39)	—	—	—	10.99	(3.43)[b]	153,514		0.27	[c]	0.15	[c]	0.40	[c]	4	[b]
	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28		0.15		1.51		7
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)	(0.22)	9.89	25.25	43,678		0.32		0.15		1.74		8
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	—	(0.17)	8.09	(6.93)	21,343		0.36		0.15		1.53		6
	5/31/11	†	7.74	0.08		1.29	1.37	(0.16)	(0.06)	(0.22)	8.89	17.86 [b]	6,904		0.39	[c]	0.15	[c]	1.49	[c]	8	[b]
	9/30/10		7.18	0.08		0.59	0.67	(0.11)	—	(0.11)	7.74	9.45	1,100		0.70		0.15		1.09		24
Retirement Class:	11/30/15	#	11.35	0.02		(0.42)	(0.40)	—	—	—	10.95	(3.52)[b]	243,572		0.42	[c]	0.25	[c]	0.30	[c]	4	[b]
	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43		0.25		1.35		7
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)	(0.21)	9.86	25.07	142,830		0.47		0.25		1.66		8
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	—	(0.16)	8.07	(6.97)	85,178		0.52		0.25		1.40		6
	5/31/11	†	7.71	0.08		1.28	1.36	(0.15)	(0.06)	(0.21)	8.86	17.79 [b]	69,466		0.53	[c]	0.25	[c]	1.44	[c]	8	[b]
	9/30/10		7.15	0.09		0.57	0.66	(0.10)	—	(0.10)	7.71	9.38	40,745		0.83		0.25		1.16		24

TIAA-CREF LIFECYCLE 2055
Institutional Class:	11/30/15	#	12.77	0.03		(0.47)	(0.44)	—	—	—	12.33	(3.45)[b]	70,447		0.17	[c]	0.00	[c]	0.56	[c]	18	[b]
	5/31/15		12.33	0.20		0.79	0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21		0.00		1.58		9
	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07	2.25	(0.19)	(0.06)	(0.25)	11.00	25.40	9,903		0.51		0.00		1.79		26
	5/31/12		9.85	0.15		(0.81)	(0.66)	(0.19)	(0.00)[d]	(0.19)	9.00	(6.55)	2,072		1.12		0.00		1.61		44
	5/31/11	*	10.00	(0.00)		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	985		8.94	[c]	0.00	[c]	0.47	[c]	1	[b]
Premier Class:	11/30/15	#	12.73	0.02		(0.46)	(0.44)	—	—	—	12.29	(3.46)[b]	34,261		0.32	[c]	0.15	[c]	0.40	[c]	18	[b]
	5/31/15		12.30	0.18		0.79	0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36		0.15		1.47		9
	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06	2.23	(0.18)	(0.06)	(0.24)	10.98	25.19	4,531		0.66		0.15		1.72		26
	5/31/12		9.85	0.14		(0.82)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.73)	1,335		1.28		0.15		1.50		44
	5/31/11	*	10.00	(0.00)		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	985		9.09	[c]	0.15	[c]	0.32	[c]	1	[b]
Retirement Class:	11/30/15	#	12.73	0.02		(0.47)	(0.45)	—	—	—	12.28	(3.53)[b]	53,092		0.47	[c]	0.25	[c]	0.31	[c]	18	[b]
	5/31/15		12.30	0.17		0.79	0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51		0.25		1.35		9
	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06	2.22	(0.17)	(0.06)	(0.23)	10.98	25.06	18,835		0.81		0.25		1.64		26
	5/31/12		9.85	0.13		(0.81)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.79)	10,725		1.41		0.25		1.38		44
	5/31/11	*	10.00	(0.00)		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	7,877		8.55	[c]	0.25	[c]	0.23	[c]	1	[b]

70	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	71

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE 2060
Institutional Class:	11/30/15	#	$10.48	$0.03		$(0.39)	$(0.36)	$ —	$ —	$ —	$10.12	(3.44)%[b]		$5,693		0.96%[c]		0.00%[c]		0.55%[c]		11%[b]
	5/31/15	^	10.00	0.14		0.60	0.74	(0.26)	—	(0.26)	10.48	7.55	[b]	5,622		1.64	[c]	0.00	[c]	2.06	[c]	12	[b]
Premier Class:	11/30/15	#	10.47	0.02		(0.38)	(0.36)	—	—	—	10.11	(3.44)[b]		2,603		1.11	[c]	0.15	[c]	0.40	[c]	11	[b]
	5/31/15	^	10.00	0.13		0.60	0.73	(0.26)	—	(0.26)	10.47	7.40	[b]	2,686		1.82	[c]	0.15	[c]	1.92	[c]	12	[b]
Retirement Class:	11/30/15	#	10.47	0.02		(0.39)	(0.37)	—	—	—	10.10	(3.53)[b]		3,510		1.26	[c]	0.25	[c]	0.30	[c]	11	[b]
	5/31/15	^	10.00	0.12		0.60	0.72	(0.25)	—	(0.25)	10.47	7.38	[b]	3,165		1.99	[c]	0.25	[c]	1.77	[c]	12	[b]
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
#	Unaudited.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
*	The Fund commenced operations on April 29, 2011.
^	The Fund commenced operations on September 26, 2014.

72	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	73

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

74	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	75

Notes to financial statements (unaudited)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2015, there were no transfers between levels by the Funds.

As of November 30, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2016. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

76	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2016. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2016, unless changed with approval of the Board.

During the period ended November 30, 2015, TIAA received total proceeds of $13,000,000 from redemptions from the Lifecycle 2055 Fund.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of November 30, 2015:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	8%
Lifecycle 2010	—	8
Lifecycle 2015	—	9
Lifecycle 2020	—	10
Lifecycle 2025	—	9
Lifecycle 2030	—	9
Lifecycle 2035	—	9
Lifecycle 2040	—	9
Lifecycle 2045	—	11
Lifecycle 2050	—	15
Lifecycle 2055	—	2
Lifecycle 2060	88	—

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	77

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$92,158,556	$11,269,076	$6,436,498	$(105,611)	$1,243,104	$95,653,052
TIAA-CREF Bond Plus	40,601,702	4,675,955	2,335,437	(46,644)	614,140	42,125,765
TIAA-CREF Emerging Markets Debt	3,659,464	672,513	318,560	(20,942)	82,787	3,816,285
TIAA-CREF Emerging Markets Equity	9,320,689	2,044,115	488,568	(84,672)	—	9,291,799
TIAA-CREF Enhanced International Equity Index	11,790,552	2,168,255	550,978	(46,802)	—	12,561,481
TIAA-CREF Enhanced Large-Cap Growth Index	19,001,844	1,690,427	1,871,406	27,332	—	19,264,565
TIAA-CREF Enhanced Large-Cap Value Index	17,617,079	2,211,708	1,187,203	(32,408)	—	18,131,655
TIAA-CREF Global Natural Resources	2,225,445	508,333	258,857	(56,095)	—	2,109,800
TIAA-CREF Growth & Income	16,574,010	1,749,793	1,430,066	2,716	87,836	16,858,886
TIAA-CREF High-Yield	11,094,473	1,943,755	635,848	(31,278)	319,703	11,486,453
TIAA-CREF Inflation-Linked Bond	36,914,332	4,501,502	2,460,670	(82,022)	—	38,304,600
TIAA-CREF International Equity	14,018,827	3,189,531	1,109,432	(8,685)	—	14,925,027
TIAA-CREF International Opportunities	11,107,686	1,939,360	682,187	(23,404)	—	11,480,030
TIAA-CREF Large-Cap Growth	20,185,979	2,290,614	2,755,600	242,781	—	20,399,812
TIAA-CREF Large-Cap Value	18,692,241	2,689,094	1,331,531	(67,217)	—	19,285,222
TIAA-CREF Mid-Cap Growth	405,229	130,587	186,102	41,264	—	337,518
TIAA-CREF Mid-Cap Value	277,711	270,962	183,715	(10,689)	—	344,349
TIAA-CREF Money Market	27,890	4	—	—	4	27,894
TIAA-CREF Short-Term Bond	37,078,757	4,319,442	2,892,179	(9,678)	305,094	38,288,563
TIAA-CREF Small-Cap Equity	8,099,674	1,119,016	826,408	(14,208)	—	8,455,041
	$370,852,140	$49,384,042	$27,941,245	$(326,262)	$2,652,668	$383,147,797

78	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,262,445	$21,957,017	$22,279,483	$(260,915)	$3,462,068	$261,146,729
TIAA-CREF Bond Plus	121,332,218	9,305,253	8,804,798	(97,400)	1,780,283	119,438,996
TIAA-CREF Emerging Markets Debt	10,968,801	1,017,680	596,041	(41,513)	240,636	10,809,029
TIAA-CREF Emerging Markets Equity	30,865,194	4,593,139	1,780,191	(403,627)	—	28,593,016
TIAA-CREF Enhanced International Equity Index	40,021,293	4,159,240	1,691,131	(83,277)	—	39,715,660
TIAA-CREF Enhanced Large-Cap Growth Index	64,630,985	3,322,290	8,036,218	370,905	—	61,333,880
TIAA-CREF Enhanced Large-Cap Value Index	60,200,504	4,467,094	5,267,546	3,328	—	57,662,107
TIAA-CREF Global Natural Resources	7,537,604	1,163,788	816,493	(266,391)	—	6,676,783
TIAA-CREF Growth & Income	56,149,311	3,097,801	5,708,662	333,634	287,889	53,351,951
TIAA-CREF High-Yield	33,144,838	3,598,946	1,490,380	(119,896)	926,200	32,593,370
TIAA-CREF Inflation-Linked Bond	89,135,764	7,868,779	6,942,346	(201,230)	—	88,521,515
TIAA-CREF International Equity	46,438,137	7,637,550	3,795,522	(108,815)	—	46,451,336
TIAA-CREF International Opportunities	37,474,392	4,122,318	2,396,927	(66,761)	—	36,260,183
TIAA-CREF Large-Cap Growth	68,366,735	4,963,422	10,979,802	444,034	—	64,506,361
TIAA-CREF Large-Cap Value	62,571,976	6,855,666	5,672,243	56,500	—	61,177,809
TIAA-CREF Mid-Cap Growth	1,756,423	273,482	531,887	122,013	—	1,443,161
TIAA-CREF Mid-Cap Value	1,364,554	380,323	188,169	(12,588)	—	1,470,066
TIAA-CREF Money Market	58,956	9	—	—	9	58,965
TIAA-CREF Short-Term Bond	88,009,424	8,743,824	7,765,267	(49,039)	712,292	88,479,285
TIAA-CREF Small-Cap Equity	27,129,424	3,007,051	3,538,218	82,007	—	26,757,564
	$1,112,418,978	$100,534,672	$98,281,324	$(299,031)	$7,409,377	$1,086,447,766

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	79

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2015 Fund
TIAA-CREF Bond	$412,338,205	$29,892,518	$35,333,108	$41,261	$5,329,715	$401,014,637
TIAA-CREF Bond Plus	196,311,153	13,896,390	15,083,748	217,410	2,859,119	191,264,092
TIAA-CREF Emerging Markets Debt	17,749,195	1,761,697	1,278,537	(11,786)	386,008	17,283,576
TIAA-CREF Emerging Markets Equity	54,389,698	6,905,124	2,423,664	97,992	—	49,936,599
TIAA-CREF Enhanced International Equity Index	71,975,909	6,100,005	2,330,215	191,039	—	70,720,000
TIAA-CREF Enhanced Large-Cap Growth Index	116,980,270	4,666,356	14,387,398	3,910,392	—	109,699,444
TIAA-CREF Enhanced Large-Cap Value Index	109,110,135	7,557,386	10,285,487	2,732,326	—	103,205,078
TIAA-CREF Global Natural Resources	13,605,586	1,748,200	1,334,317	76,702	—	11,851,829
TIAA-CREF Growth & Income	101,441,617	4,727,352	10,709,481	3,574,640	513,743	95,125,327
TIAA-CREF High-Yield	53,575,625	6,067,465	3,193,271	(17,691)	1,487,444	52,174,752
TIAA-CREF Inflation-Linked Bond	108,221,736	8,871,261	8,267,454	180,156	—	106,949,443
TIAA-CREF International Equity	82,109,139	12,102,294	5,832,340	1,073,997	—	81,627,553
TIAA-CREF International Opportunities	67,597,194	6,414,966	4,122,477	183,007	—	64,629,519
TIAA-CREF Large-Cap Growth	122,117,644	7,360,913	18,262,019	6,889,246	—	114,970,317
TIAA-CREF Large-Cap Value	112,856,441	10,355,231	9,857,016	2,909,474	—	108,580,603
TIAA-CREF Mid-Cap Growth	3,770,884	400,006	923,867	36,417	—	3,129,377
TIAA-CREF Mid-Cap Value	2,996,481	847,638	501,351	106,352	—	3,149,591
TIAA-CREF Money Market	143,145	20	—	—	20	143,165
TIAA-CREF Short-Term Bond	106,486,716	10,347,916	9,267,024	70,303	860,367	106,951,558
TIAA-CREF Small-Cap Equity	48,906,733	4,494,662	6,141,969	1,410,641	—	47,525,523
	$1,802,683,506	$144,517,400	$159,534,743	$23,671,878	$11,436,416	$1,739,931,983

80	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

							Value at
	Value at	Purchases	Sales	Realized		Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss	)	income	2015
Lifecycle 2020 Fund
TIAA-CREF Bond	$534,722,578	$59,556,608	$34,139,141	$21,161		$7,115,098	$552,377,228
TIAA-CREF Bond Plus	308,519,103	31,247,110	18,692,508	364,274		4,601,114	314,894,339
TIAA-CREF Emerging Markets Debt	27,964,271	3,733,636	1,671,668		(4,661)	618,210	28,518,576
TIAA-CREF Emerging Markets Equity	95,740,526	15,747,466	2,916,388	116,820		—	92,466,481
TIAA-CREF Enhanced International Equity Index	130,432,937	17,094,079	3,494,205	334,272		—	134,708,377
TIAA-CREF Enhanced Large-Cap Growth Index	213,812,288	9,156,193	17,448,106	5,356,462		—	210,247,132
TIAA-CREF Enhanced Large-Cap Value Index	199,396,180	14,602,948	10,381,564	3,054,603		—	197,793,246
TIAA-CREF Global Natural Resources	25,454,093	3,122,433	1,892,442	106,595		—	22,642,938
TIAA-CREF Growth & Income	183,959,289	10,937,416	12,615,256	4,463,686		953,063	181,764,637
TIAA-CREF High-Yield	85,087,339	11,883,554	4,160,177	584		2,397,642	85,915,580
TIAA-CREF Inflation-Linked Bond	113,129,291	13,395,527	5,573,822	155,604		—	118,952,542
TIAA-CREF International Equity	147,976,574	24,945,925	8,005,051	1,890,069		—	152,454,043
TIAA-CREF International Opportunities	123,699,326	13,923,508	4,757,474	178,381		—	123,046,540
TIAA-CREF Large-Cap Growth	221,990,838	13,630,012	23,735,580	9,960,665		—	218,881,492
TIAA-CREF Large-Cap Value	205,909,168	20,842,733	11,079,169	3,617,402		—	206,965,554
TIAA-CREF Mid-Cap Growth	8,230,434	737,773	1,368,236	88,603		—	7,324,627
TIAA-CREF Mid-Cap Value	6,863,750	1,405,145	433,198	95,032		—	7,388,999
TIAA-CREF Money Market	191,587	28	—	—		28	191,615
TIAA-CREF Short-Term Bond	110,821,427	15,905,363	7,169,139	118,367		925,520	118,897,503
TIAA-CREF Small-Cap Equity	89,175,577	8,741,538	7,848,240	2,010,646		—	90,613,499
	$2,833,076,576	$290,608,995	$177,381,364	$31,928,565		$16,610,675	$2,866,044,948

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	81

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2025 Fund
TIAA-CREF Bond	$402,203,093	$53,238,742	$27,928,188	$(63,766)	$5,365,108	$421,654,609
TIAA-CREF Bond Plus	311,426,146	37,142,174	19,577,635	563,199	4,688,402	322,703,964
TIAA-CREF Emerging Markets Debt	28,399,394	4,656,113	2,314,309	787	630,273	29,209,998
TIAA-CREF Emerging Markets Equity	107,865,171	17,532,412	1,460,394	79,108	—	105,621,511
TIAA-CREF Enhanced International Equity Index	150,219,236	19,981,494	2,070,271	227,764	—	157,245,474
TIAA-CREF Enhanced Large-Cap Growth Index	248,030,325	9,741,564	16,663,448	5,334,782	—	246,593,822
TIAA-CREF Enhanced Large-Cap Value Index	230,896,463	16,953,124	8,983,971	2,673,777	—	232,077,863
TIAA-CREF Global Natural Resources	28,877,061	4,100,665	1,912,323	128,674	—	26,383,892
TIAA-CREF Growth & Income	211,947,764	11,960,256	11,751,971	4,348,945	1,104,228	211,585,647
TIAA-CREF High-Yield	114,698,447	18,059,781	8,435,483	(31,338)	3,234,076	114,974,595
TIAA-CREF Inflation-Linked Bond	56,961,365	9,718,930	2,461,277	11,642	—	63,197,503
TIAA-CREF International Equity	168,613,876	27,191,112	5,936,859	1,470,462	—	175,633,395
TIAA-CREF International Opportunities	142,448,000	15,669,991	3,015,553	86,222	—	143,721,982
TIAA-CREF Large-Cap Growth	256,483,664	14,479,934	23,897,752	10,676,604	—	255,144,338
TIAA-CREF Large-Cap Value	238,407,070	21,702,000	8,724,008	3,053,708	—	241,300,634
TIAA-CREF Mid-Cap Growth	10,620,443	735,883	1,212,650	85,345	—	9,775,866
TIAA-CREF Mid-Cap Value	9,086,194	1,623,666	277,571	73,387	—	9,861,219
TIAA-CREF Money Market	187,740	27	—	—	27	187,767
TIAA-CREF Short-Term Bond	55,262,883	11,110,229	2,849,767	3,152	477,167	63,184,956
TIAA-CREF Small-Cap Equity	103,028,644	10,091,975	7,949,466	2,280,401	—	105,767,283
	$2,875,662,979	$305,690,072	$157,422,896	$31,002,855	$15,499,281	$2,935,826,318

82	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2030 Fund
TIAA-CREF Bond	$278,803,848	$41,425,337	$22,768,153	$(65,247)	$3,714,549	$293,390,623
TIAA-CREF Bond Plus	273,315,980	37,780,678	18,481,944	444,127	4,135,576	287,074,947
TIAA-CREF Emerging Markets Debt	27,505,981	4,589,035	2,234,323	(4,848)	609,664	28,371,104
TIAA-CREF Emerging Markets Equity	115,938,476	18,020,066	1,352,102	75,466	—	112,974,081
TIAA-CREF Enhanced International Equity Index	163,369,243	21,206,434	1,257,025	166,482	—	171,348,268
TIAA-CREF Enhanced Large-Cap Growth Index	271,097,633	8,856,082	16,042,962	5,399,834	—	269,714,585
TIAA-CREF Enhanced Large-Cap Value Index	252,154,045	15,609,346	6,464,319	2,062,949	—	253,788,077
TIAA-CREF Global Natural Resources	31,105,884	4,623,865	1,832,160	127,931	—	28,793,147
TIAA-CREF Growth & Income	230,578,349	11,027,100	10,388,584	3,995,193	1,199,862	230,369,470
TIAA-CREF High-Yield	138,933,852	24,159,564	11,420,148	(70,805)	3,920,675	140,335,481
TIAA-CREF Inflation-Linked Bond	—	4,553,782	144,337	17	—	4,390,552
TIAA-CREF International Equity	181,710,483	28,311,114	5,082,294	1,270,274	—	189,488,639
TIAA-CREF International Opportunities	154,910,155	16,284,255	2,177,691	51,717	—	156,521,635
TIAA-CREF Large-Cap Growth	280,417,488	14,172,094	25,106,087	11,786,395	—	278,017,390
TIAA-CREF Large-Cap Value	258,982,398	22,561,877	7,477,132	2,728,878	—	262,999,381
TIAA-CREF Mid-Cap Growth	12,389,998	859,399	1,113,598	135,522	—	11,690,632
TIAA-CREF Mid-Cap Value	10,872,601	1,925,989	279,722	80,297	—	11,812,326
TIAA-CREF Money Market	180,563	26	—	—	26	180,589
TIAA-CREF Short-Term Bond	—	4,547,050	147,676	4	12,109	4,390,478
TIAA-CREF Small-Cap Equity	112,296,960	9,193,409	6,854,576	2,289,002	—	115,208,943
	$2,794,563,937	$289,706,502	$140,624,833	$30,473,188	$13,592,461	$2,850,860,348

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	83

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2035 Fund
TIAA-CREF Bond	$165,275,071	$31,704,697	$14,765,638	$19,075	$2,241,803	$179,791,150
TIAA-CREF Bond Plus	165,549,162	29,155,937	11,339,060	257,465	2,523,655	179,980,773
TIAA-CREF Emerging Markets Debt	27,718,476	4,433,726	2,266,785	(13,826)	609,524	28,380,422
TIAA-CREF Emerging Markets Equity	127,684,152	18,699,199	1,121,615	40,212	—	123,719,137
TIAA-CREF Enhanced International Equity Index	181,937,422	23,226,993	1,680,498	267,805	—	190,236,577
TIAA-CREF Enhanced Large-Cap Growth Index	302,614,535	8,307,586	17,423,651	6,089,386	—	299,879,930
TIAA-CREF Enhanced Large-Cap Value Index	281,487,942	16,247,034	6,831,074	2,282,197	—	282,450,985
TIAA-CREF Global Natural Resources	34,652,178	4,766,870	1,775,560	128,978	—	31,961,531
TIAA-CREF Growth & Income	256,640,974	10,935,502	11,118,884	4,384,677	1,331,428	255,365,498
TIAA-CREF High-Yield	139,912,465	27,245,745	13,132,509	(69,385)	3,939,845	142,595,114
TIAA-CREF International Equity	201,084,905	29,263,209	4,816,403	1,233,571	—	208,484,276
TIAA-CREF International Opportunities	172,493,361	17,662,635	2,462,382	142,431	—	173,803,908
TIAA-CREF Large-Cap Growth	312,385,193	12,535,965	25,261,264	11,918,381	—	309,023,085
TIAA-CREF Large-Cap Value	289,145,928	21,987,686	6,349,423	2,467,279	—	292,251,856
TIAA-CREF Mid-Cap Growth	14,788,989	921,751	1,303,000	184,850	—	13,890,524
TIAA-CREF Mid-Cap Value	13,054,738	1,803,987	43,482	12,696	—	13,991,745
TIAA-CREF Money Market	186,513	27	—	—	27	186,540
TIAA-CREF Small-Cap Equity	126,219,741	8,199,770	7,290,035	2,687,594	—	127,778,983
	$2,812,831,745	$267,098,319	$128,981,263	$32,033,386	$10,646,282	$2,853,772,034

84	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2040 Fund
TIAA-CREF Bond	$—	$19,686,664	$65,803	$244	$90,748	$19,541,108
TIAA-CREF Bond Plus	144,516,234	26,964,149	20,604,237	(110,295)	2,130,894	147,985,292
TIAA-CREF Emerging Markets Debt	35,604,055	6,149,288	3,649,986	(41,885)	781,833	36,174,763
TIAA-CREF Emerging Markets Equity	179,224,473	23,845,915	2,255,918	69,988	—	170,737,225
TIAA-CREF Enhanced International Equity Index	256,907,123	31,179,160	3,146,755	478,443	—	266,125,726
TIAA-CREF Enhanced Large-Cap Growth Index	427,634,756	8,976,547	24,506,117	9,153,339	—	420,935,511
TIAA-CREF Enhanced Large-Cap Value Index	398,086,271	18,363,174	8,068,277	2,854,170	—	396,265,775
TIAA-CREF Global Natural Resources	48,881,827	6,086,913	2,144,192	63,504	—	44,733,349
TIAA-CREF Growth & Income	361,934,494	12,179,340	15,349,622	6,193,566	1,876,530	357,098,014
TIAA-CREF High-Yield	180,489,214	33,600,973	17,736,400	(155,415)	5,049,287	181,673,297
TIAA-CREF International Equity	282,662,286	35,693,725	4,867,638	1,280,937	—	289,520,336
TIAA-CREF International Opportunities	243,268,242	21,791,522	2,362,870	115,273	—	243,058,518
TIAA-CREF Large-Cap Growth	440,553,498	11,529,816	32,436,350	15,486,129	—	432,483,861
TIAA-CREF Large-Cap Value	407,131,367	26,560,305	7,207,587	2,845,665	—	408,512,191
TIAA-CREF Mid-Cap Growth	22,154,064	1,236,292	2,100,755	345,776	—	20,506,497
TIAA-CREF Mid-Cap Value	19,313,666	3,073,183	414,632	118,833	—	20,709,127
TIAA-CREF Money Market	273,442	3	—	—	40	273,445
TIAA-CREF Small-Cap Equity	178,242,496	10,448,729	10,549,995	4,071,796	—	178,944,831
	$3,626,877,508	$297,365,698	$157,467,134	$42,770,068	$9,929,332	$3,635,278,866

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	85

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$54,014,492	$12,197,708	$7,552,563	$(139,534)	$811,700	$57,563,108
TIAA-CREF Emerging Markets Debt	13,174,386	3,122,927	1,231,864	(83,558)	298,979	14,335,637
TIAA-CREF Emerging Markets Equity	66,975,719	14,217,695	1,470,098	(204,265)	—	68,385,494
TIAA-CREF Enhanced International Equity Index	96,243,829	18,268,297	1,280,599	(115,705)	—	106,170,595
TIAA-CREF Enhanced Large-Cap Growth Index	158,868,063	12,102,078	7,225,225	(41,839)	—	167,349,962
TIAA-CREF Enhanced Large-Cap Value Index	147,665,030	17,006,052	2,705,867	(172,107)	—	157,558,889
TIAA-CREF Global Natural Resources	18,066,490	4,009,760	1,133,528	(422,427)	—	17,867,200
TIAA-CREF Growth & Income	134,351,959	10,775,301	2,904,446	(65,346)	714,044	141,760,968
TIAA-CREF High-Yield	67,077,366	16,457,335	5,912,770	(581,438)	1,934,433	72,002,673
TIAA-CREF International Equity	105,277,576	20,785,647	1,652,802	(16,303)	—	115,394,107
TIAA-CREF International Opportunities	89,784,779	16,342,838	1,556,207	(66,936)	—	97,090,171
TIAA-CREF Large-Cap Growth	163,397,760	12,337,760	9,415,430	170,814	—	171,595,830
TIAA-CREF Large-Cap Value	151,278,305	20,980,426	3,294,049	(185,126)	—	162,475,137
TIAA-CREF Mid-Cap Growth	8,323,026	912,913	768,795	(32,693)	—	8,183,543
TIAA-CREF Mid-Cap Value	7,162,694	1,717,826	101,052	(10,151)	—	8,306,677
TIAA-CREF Money Market	81,020	12	—	—	12	81,032
TIAA-CREF Small-Cap Equity	66,164,818	6,459,435	1,898,532	(150,787)	—	71,115,183
	$1,347,907,312	$187,694,010	$50,103,827	$(2,117,401)	$3,759,168	$1,437,236,206
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$ 31,694,189	$7,224,657	$4,203,760	$(80,554)	$477,030	$ 34,071,968
TIAA-CREF Emerging Markets Debt	7,686,306	1,937,036	709,347	(46,985)	175,559	8,485,675
TIAA-CREF Emerging Markets Equity	39,174,542	9,005,774	1,045,311	(153,217)	—	40,491,215
TIAA-CREF Enhanced International Equity Index	56,554,031	11,235,636	823,150	(75,097)	—	62,842,482
TIAA-CREF Enhanced Large-Cap Growth Index	92,777,333	8,548,237	4,416,494	(13,547)	—	99,063,243
TIAA-CREF Enhanced Large-Cap Value Index	86,194,279	11,769,224	2,170,256	(155,248)	—	93,235,913
TIAA-CREF Global Natural Resources	10,529,338	2,272,935	430,493	(137,523)	—	10,573,393
TIAA-CREF Growth & Income	78,423,220	7,495,360	1,782,976	(41,220)	419,719	83,899,023
TIAA-CREF High-Yield	39,193,456	10,216,696	3,488,021	(348,686)	1,137,005	42,620,465
TIAA-CREF International Equity	61,676,912	13,314,909	1,433,558	(13,998)	—	68,292,062
TIAA-CREF International Opportunities	52,322,322	10,471,729	950,309	(45,145)	—	57,471,021
TIAA-CREF Large-Cap Growth	95,513,657	8,690,527	5,785,041	96,231	—	101,538,032
TIAA-CREF Large-Cap Value	88,184,265	14,063,656	2,389,500	(127,551)	—	96,073,149
TIAA-CREF Mid-Cap Growth	4,821,272	672,047	479,871	(27,393)	—	4,848,343
TIAA-CREF Mid-Cap Value	4,180,971	1,079,600	74,142	(6,332)	—	4,911,813
TIAA-CREF Money Market	41,882	6	—	—	6	41,888
TIAA-CREF Small-Cap Equity	38,621,332	4,544,164	1,333,264	(92,922)	—	42,092,574
	$787,589,307	$122,542,193	$31,515,493	$(1,269,187)	$2,209,319	$850,552,259

86	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$5,688,437	$2,217,028	$1,457,761	$(29,574)	$90,341	$6,327,860
TIAA-CREF Emerging Markets Debt	1,380,326	596,421	323,779	(19,258)	33,673	1,575,533
TIAA-CREF Emerging Markets Equity	7,029,644	2,763,517	1,022,831	(196,691)	—	7,549,004
TIAA-CREF Enhanced International Equity Index	10,218,870	3,708,567	1,497,475	(185,617)	—	11,667,155
TIAA-CREF Enhanced Large-Cap Growth Index	16,643,779	4,207,326	3,003,831	22,468	—	18,322,400
TIAA-CREF Enhanced Large-Cap Value Index	15,462,422	4,740,834	2,541,669	(141,351)	—	17,247,238
TIAA-CREF Global Natural Resources	1,879,087	713,865	296,017	(103,006)	—	1,963,863
TIAA-CREF Growth & Income	14,030,132	3,764,904	2,279,574	(21,684)	80,458	15,525,535
TIAA-CREF High-Yield	7,069,044	2,892,876	1,436,065	(136,477)	215,344	7,911,147
TIAA-CREF International Equity	11,073,649	4,368,471	1,803,656	(94,776)	—	12,670,717
TIAA-CREF International Opportunities	9,396,288	3,613,530	1,520,291	(80,064)	—	10,677,942
TIAA-CREF Large-Cap Growth	17,062,381	4,152,799	3,088,055	49,817	—	18,784,556
TIAA-CREF Large-Cap Value	15,835,067	5,113,366	2,525,232	(103,071)	—	17,772,073
TIAA-CREF Mid-Cap Growth	875,505	221,849	172,414	(9,530)	—	895,601
TIAA-CREF Mid-Cap Value	753,708	327,791	124,517	(6,484)	—	906,717
TIAA-CREF Money Market	6,591	1	—	—	1	6,592
TIAA-CREF Small-Cap Equity	6,923,839	1,916,082	1,121,536	(61,072)	—	7,788,120
	$141,328,769	$45,319,227	$24,214,703	$(1,116,370)	$419,817	$157,592,053
Lifecycle 2060 Fund
TIAA-CREF Bond Plus	$ 449,483	$ 119,072	$ 89,222	$ (1,247)	$ 6,822	$ 470,146
TIAA-CREF Emerging Markets Debt	112,388	28,906	17,980	(1,174)	2,513	117,022
TIAA-CREF Emerging Markets Equity	564,891	122,739	38,175	(7,624)	—	552,031
TIAA-CREF Enhanced International Equity Index	816,321	169,252	55,747	(6,273)	—	868,048
TIAA-CREF Enhanced Large-Cap Growth Index	1,355,454	137,779	144,446	(2,416)	—	1,375,618
TIAA-CREF Enhanced Large-Cap Value Index	1,262,541	172,129	97,630	(10,144)	—	1,295,772
TIAA-CREF Global Natural Resources	154,991	36,235	19,304	(5,036)	—	145,877
TIAA-CREF Growth & Income	1,145,214	132,310	103,943	(3,115)	6,007	1,165,801
TIAA-CREF High-Yield	570,950	152,871	88,065	(6,106)	16,276	588,346
TIAA-CREF International Equity	893,198	202,679	72,244	(5,617)	—	944,502
TIAA-CREF International Opportunities	764,702	149,218	56,325	(4,025)	—	792,148
TIAA-CREF Large-Cap Growth	1,398,843	136,132	165,661	(1,990)	—	1,408,778
TIAA-CREF Large-Cap Value	1,290,790	203,280	97,204	(6,156)	—	1,336,768
TIAA-CREF Mid-Cap Growth	71,547	7,597	9,213	(729)	—	67,364
TIAA-CREF Mid-Cap Value	61,259	15,821	4,723	(293)	—	68,264
TIAA-CREF Money Market	100	—	—	—	—	100
TIAA-CREF Small-Cap Equity	560,263	81,594	58,893	(3,627)	—	584,554
	$11,472,935	$1,867,614	$1,118,775	$(65,572)	$31,618	$11,781,139

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	87

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Retirement Income	$363,950,586	$22,430,309	$(3,233,098)	$19,197,211
Lifecycle 2010	985,647,501	109,310,987	(8,510,722)	100,800,265
Lifecycle 2015	1,706,520,007	80,770,146	(47,358,170)	33,411,976
Lifecycle 2020	2,773,948,571	158,475,902	(66,379,525)	92,096,377
Lifecycle 2025	2,807,622,201	196,670,706	(68,466,589)	128,204,117
Lifecycle 2030	2,687,043,338	231,501,350	(67,684,340)	163,817,010
Lifecycle 2035	2,653,408,436	268,426,070	(68,062,472)	200,363,598
Lifecycle 2040	3,330,314,251	392,988,102	(88,023,487)	304,964,615
Lifecycle 2045	1,319,252,054	140,208,039	(22,223,887)	117,984,152
Lifecycle 2050	788,155,617	75,709,589	(13,312,947)	62,396,642
Lifecycle 2055	153,680,147	6,399,438	(2,487,532)	3,911,906
Lifecycle 2060	12,184,440	14,046	(417,347)		(403,301)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2015 were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$49,384,042	$27,941,245
Lifecycle 2010	100,534,672	98,281,324
Lifecycle 2015	144,517,400	159,534,743
Lifecycle 2020	290,608,995	177,381,364
Lifecycle 2025	305,690,072	157,422,896
Lifecycle 2030	289,706,502	140,624,833
Lifecycle 2035	267,098,319	128,981,263
Lifecycle 2040	297,365,698	157,467,134
Lifecycle 2045	187,694,010	50,103,827
Lifecycle 2050	122,542,193	31,515,493
Lifecycle 2055	48,553,728	27,430,958
Lifecycle 2060	1,974,810	1,225,931

88	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2015 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifecycle Retirement Income	$8,296,812	$3,833,564	$12,130,376
Lifecycle 2010	31,515,393	19,629,662	51,145,055
Lifecycle 2015	46,591,143	73,303,625	119,894,768
Lifecycle 2020	70,226,984	101,276,226	171,503,210
Lifecycle 2025	72,440,742	102,002,465	174,443,207
Lifecycle 2030	70,951,027	100,896,766	171,847,793
Lifecycle 2035	71,420,312	109,452,099	180,872,411
Lifecycle 2040	92,757,430	146,441,254	239,198,684
Lifecycle 2045	32,176,209	23,026,201	55,202,410
Lifecycle 2050	18,242,532	12,844,748	31,087,280
Lifecycle 2055	2,854,554	1,644,054	4,498,608
Lifecycle 2060	260,025	—	260,025

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2015, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	89

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

90	2015 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Funds ■ 2015 Semiannual Report	91

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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Understanding your Lifecycle Index Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF funds in which each fund had investments as of November 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 24 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed-income, short-term fixed-income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015–November 30, 2015).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2015

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/15)	Ending account Value (11/30/15)	Expenses paid during period (6/1/15–11/30/15	* )	Effective expenses paid during period (6/1/15–11/30/15	† )
Retirement Income Fund actual return	$1,000.00	$ 983.97	$0.15		$0.69
5% annual hypothetical return	1,000.00	1,024.85	0.15		0.71
2010 Fund actual return	1,000.00	982.94	0.15		0.64
5% annual hypothetical return	1,000.00	1,024.85	0.15		0.66
2015 Fund actual return	1,000.00	981.47	0.20		0.69
5% annual hypothetical return	1,000.00	1,024.80	0.20		0.71
2020 Fund actual return	1,000.00	978.22	0.25		0.69
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.71
2025 Fund actual return	1,000.00	975.78	0.30		0.69
5% annual hypothetical return	1,000.00	1,024.70	0.30		0.71
2030 Fund actual return	1,000.00	972.92	0.30		0.69
5% annual hypothetical return	1,000.00	1,024.70	0.30		0.71
2035 Fund actual return	1,000.00	969.59	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71
2040 Fund actual return	1,000.00	966.04	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71
2045 Fund actual return	1,000.00	966.47	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71
2050 Fund actual return	1,000.00	966.45	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71
2055 Fund actual return	1,000.00	966.69	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71
2060 Fund actual return	1,000.00	966.38	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.03% for the Retirement Income and 2010 Funds; 0.04% for the 2015 Fund; 0.05% for the 2020 Fund; 0.06% for the 2025 and 2030 Funds; and 0.07% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

6	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.13% for the 2010 Fund; 0.14% for the Retirement Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

Expense examples

Six months ended November 30, 2015

Lifecycle Index Funds Premier Class	Beginning account value (6/1/15)	Ending account value (11/30/15)	Expenses paid during period (6/1/15–11/30/15	* )	Effective expenses paid during period (6/1/15–11/30/15	† )
Retirement Income Fund actual return	$1,000.00	$ 983.23	$0.89		$1.44
5% annual hypothetical return	1,000.00	1,024.10	0.91		1.47
2010 Fund actual return	1,000.00	982.19	0.89		1.39
5% annual hypothetical return	1,000.00	1,024.10	0.91		1.42
2015 Fund actual return	1,000.00	980.72	0.94		1.44
5% annual hypothetical return	1,000.00	1,024.05	0.96		1.47
2020 Fund actual return	1,000.00	977.47	0.99		1.43
5% annual hypothetical return	1,000.00	1,024.00	1.01		1.47
2025 Fund actual return	1,000.00	975.69	1.04		1.43
5% annual hypothetical return	1,000.00	1,023.95	1.06		1.47
2030 Fund actual return	1,000.00	972.21	1.04		1.43
5% annual hypothetical return	1,000.00	1,023.95	1.06		1.47
2035 Fund actual return	1,000.00	968.88	1.08		1.43
5% annual hypothetical return	1,000.00	1,023.90	1.11		1.47
2040 Fund actual return	1,000.00	965.31	1.08		1.42
5% annual hypothetical return	1,000.00	1,023.90	1.11		1.47
2045 Fund actual return	1,000.00	965.17	1.08		1.42
5% annual hypothetical return	1,000.00	1,023.90	1.11		1.47
2050 Fund actual return	1,000.00	965.72	1.08		1.43
5% annual hypothetical return	1,000.00	1,023.90	1.11		1.47
2055 Fund actual return	1,000.00	965.16	1.08		1.42
5% annual hypothetical return	1,000.00	1,023.90	1.11		1.47
2060 Fund actual return	1,000.00	965.42	1.08		1.42
5% annual hypothetical return	1,000.00	1,023.90	1.11		1.47

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	7

Important information about expenses

183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.18% for the Retirement Income and 2010 Funds; 0.19% for the 2015 Fund; 0.20% for the 2020 Fund; 0.21% for the 2025 and 2030 Funds; and 0.22% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.28% for the 2010 Fund; 0.29% for the Retirement Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

Expense examples

Six months ended November 30, 2015

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/15)	Ending account value (11/30/15)	Expenses paid during period (6/1/15–11/30/15	* )	Effective expenses paid during period (6/1/15–11/30/15	† )
Retirement Income Fund actual return	$1,000.00	$ 982.95	$1.39		$1.93
5% annual hypothetical return	1,000.00	1,023.60	1.42		1.97
2010 Fund actual return	1,000.00	982.10	1.39		1.88
5% annual hypothetical return	1,000.00	1,023.60	1.42		1.92
2015 Fund actual return	1,000.00	979.97	1.44		1.93
5% annual hypothetical return	1,000.00	1,023.55	1.47		1.97
2020 Fund actual return	1,000.00	977.39	1.48		1.93
5% annual hypothetical return	1,000.00	1,023.50	1.52		1.97
2025 Fund actual return	1,000.00	974.97	1.53		1.93
5% annual hypothetical return	1,000.00	1,023.45	1.57		1.97
2030 Fund actual return	1,000.00	972.10	1.53		1.92
5% annual hypothetical return	1,000.00	1,023.45	1.57		1.97
2035 Fund actual return	1,000.00	968.19	1.57		1.92
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.97
2040 Fund actual return	1,000.00	965.21	1.57		1.92
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.97
2045 Fund actual return	1,000.00	965.05	1.57		1.92
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.97
2050 Fund actual return	1,000.00	965.60	1.57		1.92
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.97

8	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/15)	Ending account value (11/30/15)	Expenses paid during period (6/1/15–11/30/15	* )	Effective expenses paid during period (6/1/15–11/30/15	† )
2055 Fund actual return	$1,000.00	$ 964.39	$1.57		$1.92
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.97
2060 Fund actual return	1,000.00	965.38	1.57		1.92
5% annual hypothetical return	1,000.00	1,023.40	1.62		1.97

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.28% for the Retirement Income and 2010 Funds; 0.29% for the 2015 Fund; 0.30% for the 2020 Fund; 0.31% for the 2025 and 2030 Funds; and 0.32% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.38% for the 2010 Fund; 0.39% for the Retirement Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	9

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2015

All twelve TIAA-CREF Lifecycle Index Funds covered in this report delivered negative total returns for the six-month period but performed within range of their respective composite benchmarks. Returns for the Retirement Class ranged from –1.70% for the Retirement Income Fund to –3.56% for the Lifecycle Index 2055 Fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which measure market performance without deducting any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their benchmarks ranged from 0.01 of a percentage point for the Lifecycle Index 2010 Fund to 0.22 of a percentage point for the Lifecycle Index 2055 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Worldwide financial markets mostly retreat in an uncertain environment

The U.S. economy continued to expand during the six months, albeit at a slower pace. The unemployment rate remained at 5.0% in November 2015, its lowest level since early 2008. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 2.0% in the third quarter—a slowdown from the 3.9% increase in the prior quarter. Investors maintained a cautious stance in the wake of uncertainty regarding a hike in U.S. interest rates, ongoing geopolitical conflicts and concerns over the pace of growth overseas. In late September, the Federal Reserve decided to hold the federal funds target rate near 0.0%, which pushed stocks higher in October. However, with renewed speculation of a rate hike before the end of 2015, financial market returns were mixed in November.

The broad U.S. stock market, as measured by the Russell 3000® Index, declined 1.05% for the six months. Stocks of large-capitalization companies in the index collectively outpaced their smaller-cap counterparts, with large-cap growth stocks being one of the few positive performers. Although many international markets rose late in the period, they couldn’t overcome earlier losses amid concerns about Greece’s debt problems and slowing growth in China. The MSCI EAFE+EM (Europe, Australasia, Far East + Emerging Markets) Index, which measures the stock performance in 21 developed market nations outside North America and in 23 emerging market nations, returned –9.82% for the reporting period in terms of U.S. dollars.

10	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.12% for the six months. The yield on the 10-year U.S. Treasury bond began the period at 2.12% on May 29, then fluctuated considerably before landing at 2.21% on November 30. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), returned –1.96%. Short-term bonds performed better as the Barclays U.S. 1–3 Year Government/Credit Bond Index rose 0.03%.

Funds suffer losses, but returns are similar to their respective benchmarks

Each Lifecycle Index Fund covered in this report delivered negative returns for the period as most equity and bond funds—both domestic and foreign—suffered losses.

The Lifecycle Index Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were hampered by declines in both the equity and fixed-income markets.

In all of the Lifecycle Index Funds, the performance of U.S. and foreign equity and fixed-income allocations was mostly negative. Returns for all funds, however, were kept within a narrow range of their respective benchmarks. (Returns of the Lifecycle Index Funds’ underlying funds can be found at tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	11

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index Retirement Income Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–1.60%	0.50%	6.32%	6.74%
Premier Class	9/30/2009	–1.68	0.27	6.17	6.58
Retirement Class	9/30/2009	–1.70	0.21	6.07	6.47
Lifecycle Index Retirement
Income Fund Composite Index*	—	–1.63	0.49	6.45	6.90	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	28.1%	28.0%
International equity	11.9	12.0
Fixed income
Fixed income	39.9	40.0
Inflation-protected assets	10.0	10.0
Short-term fixed income	10.0	10.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

12	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2010 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–1.71%	0.53%	6.95%	7.31%
Premier Class	9/30/2009	–1.78	0.38	6.79	7.16
Retirement Class	9/30/2009	–1.79	0.33	6.70	7.05
Lifecycle Index 2010 Fund
Composite Index*	—	–1.78	0.49	7.07	7.47	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.1% Barclays U.S. Aggregate Bond Index; 31.2% Russell 3000 Index; 13.3% MSCI EAFE+EM Index; 8.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	31.3%	30.8%
International equity	13.3	13.2
Fixed income
Fixed income	39.0	39.2
Inflation-protected assets	8.2	8.4
Short-term fixed income	8.1	8.4
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	13

Lifecycle Index 2015 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2015 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–1.85%	0.57%	7.50%	7.80%
Premier Class	9/30/2009	–1.93	0.36	7.32	7.63
Retirement Class	9/30/2009	–2.00	0.30	7.22	7.52
Lifecycle Index 2015 Fund
Composite Index*	—	–1.93	0.50	7.61	7.95	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.1% Barclays U.S. Aggregate Bond Index; 34.7% Russell 3000 Index; 14.8% MSCI EAFE+EM Index; 6.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	34.8%	34.3%
International equity	14.8	14.7
Fixed income
Fixed income	38.0	38.2
Inflation-protected assets	6.1	6.4
Short-term fixed income	6.2	6.4
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

14	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2020 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–2.18%	0.50%	8.15%	8.38%
Premier Class	9/30/2009	–2.25	0.29	7.99	8.21
Retirement Class	9/30/2009	–2.26	0.20	7.89	8.11
Lifecycle Index 2020 Fund
Composite Index*	—	–2.19	0.46	8.27	8.53	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2020 Fund Composite Index consisted of: 40.1% Russell 3000 Index; 34.3% Barclays U.S. Aggregate Bond Index; 17.2% MSCI EAFE+EM Index; 4.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	40.2%	39.5%
International equity	17.1	16.9
Fixed income
Fixed income	34.2	34.8
Inflation-protected assets	4.2	4.4
Short-term fixed income	4.1	4.4
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	15

Lifecycle Index 2025 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2025 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–2.42%	0.47%	8.82%	8.96%
Premier Class	9/30/2009	–2.43	0.33	8.65	8.80
Retirement Class	9/30/2009	–2.50	0.23	8.54	8.69
Lifecycle Index 2025 Fund
Composite Index*	—	–2.45	0.41	8.92	9.10	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2025 Fund Composite Index consisted of: 45.7% Russell 3000 Index; 30.3% Barclays U.S. Aggregate Bond Index; and 19.6% MSCI EAFE+EM Index; 2.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; 2.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	45.8%	45.1%
International equity	19.5	19.3
Fixed income
Fixed income	30.3	30.8
Inflation-protected assets	2.2	2.4
Short-term fixed income	2.1	2.4
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

16	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2030 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–2.71%	0.39%	9.46%	9.54%
Premier Class	9/30/2009	–2.78	0.26	9.30	9.38
Retirement Class	9/30/2009	–2.79	0.11	9.19	9.27
Lifecycle Index 2030 Fund
Composite Index*	—	–2.72	0.35	9.57	9.67	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2030 Fund Composite Index consisted of: 51.3% Russell 3000 Index; 26.3% Barclays U.S. Aggregate Bond Index; 22.0% MSCI EAFE+EM Index; 0.2% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	51.4%	50.7%
International equity	21.8	21.7
Fixed income
Fixed income	26.3	26.8
Inflation-protected assets	0.2	0.4
Short-term fixed income	0.2	0.4
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	17

Lifecycle Index 2035 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2035 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–3.04%	0.19%	10.06%	10.06%
Premier Class	9/30/2009	–3.11	0.11	9.91	9.90
Retirement Class	9/30/2009	–3.18	0.00	9.80	9.79
Lifecycle Index 2035 Fund
Composite Index*	—	–3.03	0.22	10.19	10.21	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2035 Fund Composite Index consisted of: 56.9% Russell 3000 Index; 24.4% MSCI EAFE+EM Index; and 18.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	57.0%	56.3%
International equity	24.2	24.1
Fixed income	18.6	19.6
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

18	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2040 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–3.40%	0.08%	10.40%	10.33%
Premier Class	9/30/2009	–3.47	–0.06	10.23	10.15
Retirement Class	9/30/2009	–3.48	–0.16	10.12	10.06
Lifecycle Index 2040 Fund
Composite Index*	—	–3.35	0.08	10.51	10.47	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2040 Fund Composite Index consisted of: 62.5% Russell 3000 Index; 26.8% MSCI EAFE+EM Index; and 10.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	62.6%	61.9%
International equity	26.6	26.5
Fixed income	10.6	11.6
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	19

Lifecycle Index 2045 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2045 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–3.35%	0.11%	10.40%	10.33%
Premier Class	9/30/2009	–3.48	–0.09	10.22	10.16
Retirement Class	9/30/2009	–3.50	–0.19	10.11	10.05
Lifecycle Index 2045 Fund
Composite Index*	—	–3.34	0.09	10.51	10.48	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	63.0%	63.0%
International equity	26.8	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

20	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2050 Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	9/30/2009	–3.35%	0.12%	10.40%	10.34%
Premier Class	9/30/2009	–3.43	–0.01	10.24	10.17
Retirement Class	9/30/2009	–3.44	–0.11	10.11	10.06
Lifecycle Index 2050 Fund
Composite Index*	—	–3.34	0.09	10.51	10.48	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	14.02	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	3.77	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	63.0%	63.0%
International equity	26.7	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	21

Lifecycle Index 2055 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2055 Fund	Inception date	6 months	1 year	since inception
Institutional Class	4/29/2011	–3.33%	0.15%	7.91%
Premier Class	4/29/2011	–3.48	–0.12	7.73
Retirement Class	4/29/2011	–3.56	–0.23	7.62
Lifecycle Index 2055 Fund
Composite Index*	—	–3.34	0.09	8.02	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	11.61	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.24	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	62.9%	63.0%
International equity	26.7	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.4	—
Total	100.0	100.0

Target allocation

For June 30, 2016

22	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifecycle Index 2060 Fund	Inception date	6 months	1 year	since inception
Institutional Class	9/26/2014	–3.36%	0.13%	2.31%
Premier Class	9/26/2014	–3.46	–0.01	2.19
Retirement Class	9/26/2014	–3.46	–0.14	2.09
Lifecycle Index 2060 Fund
Composite Index*	—	–3.34	0.09	2.45	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	6.14	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	2.31	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2015, the Lifecycle Index 2060 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/15	for 6/30/16
Equity
U.S. equity	63.1%	63.0%
International equity	26.8	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	23

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.9%
2,096,642	TIAA-CREF Bond Index Fund		$22,622,771	39.9%
	TOTAL FIXED INCOME		22,622,771	39.9

INFLATION-PROTECTED ASSETS — 10.0%
502,456	TIAA-CREF Inflation-Linked Bond Fund		5,662,675	10.0
	TOTAL INFLATION-PROTECTED ASSETS		5,662,675	10.0

INTERNATIONAL EQUITY — 11.9%
169,308	TIAA-CREF Emerging Markets Equity Index Fund		1,459,435	2.5
298,006	TIAA-CREF International Equity Index Fund		5,268,740	9.4
	TOTAL INTERNATIONAL EQUITY		6,728,175	11.9

SHORT-TERM FIXED INCOME — 10.0%
566,973	TIAA-CREF Short-Term Bond Index Fund		5,658,394	10.0
	TOTAL SHORT-TERM FIXED INCOME		5,658,394	10.0

U.S. EQUITY — 28.1%
1,000,524	TIAA-CREF Equity Index Fund		15,918,340	28.1
	TOTAL U.S. EQUITY		15,918,340	28.1
	TOTAL TIAA-CREF FUNDS	(Cost $51,856,693)	56,590,355	99.9

	TOTAL PORTFOLIO	(Cost $51,856,693)	56,590,355	99.9
	OTHER ASSETS & LIABILITIES, NET		91,288	0.1
	NET ASSETS		$56,681,643	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2010 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.0%
7,434,432	TIAA-CREF Bond Index Fund		$80,217,520	39.0%
	TOTAL FIXED INCOME		80,217,520	39.0

INFLATION-PROTECTED ASSETS — 8.2%
1,486,057	TIAA-CREF Inflation-Linked Bond Fund		16,747,868	8.2
	TOTAL INFLATION-PROTECTED ASSETS		16,747,868	8.2

INTERNATIONAL EQUITY — 13.3%
688,591	TIAA-CREF Emerging Markets Equity Index Fund		5,935,655	2.9
1,206,605	TIAA-CREF International Equity Index Fund		21,332,778	10.4
	TOTAL INTERNATIONAL EQUITY		27,268,433	13.3

SHORT-TERM FIXED INCOME — 8.1%
1,677,571	TIAA-CREF Short-Term Bond Index Fund		16,742,158	8.1
	TOTAL SHORT-TERM FIXED INCOME		16,742,158	8.1

U.S. EQUITY — 31.3%
4,043,627	TIAA-CREF Equity Index Fund		64,334,098	31.3
	TOTAL U.S. EQUITY		64,334,098	31.3
	TOTAL TIAA-CREF FUNDS	(Cost $180,076,122)	205,310,077	99.9

	TOTAL PORTFOLIO	(Cost $180,076,122)	205,310,077	99.9
	OTHER ASSETS & LIABILITIES, NET		233,154	0.1
	NET ASSETS		$205,543,231	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	25

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 38.0%
12,832,845	TIAA-CREF Bond Index Fund		$138,466,401	38.0%
	TOTAL FIXED INCOME		138,466,401	38.0

INFLATION-PROTECTED ASSETS — 6.1%
1,986,813	TIAA-CREF Inflation-Linked Bond Fund		22,391,381	6.1
	TOTAL INFLATION-PROTECTED ASSETS		22,391,381	6.1

INTERNATIONAL EQUITY — 14.8%
1,358,313	TIAA-CREF Emerging Markets Equity Index Fund		11,708,659	3.2
2,376,807	TIAA-CREF International Equity Index Fund		42,021,946	11.6
	TOTAL INTERNATIONAL EQUITY		53,730,605	14.8

SHORT-TERM FIXED INCOME — 6.2%
2,243,150	TIAA-CREF Short-Term Bond Index Fund		22,386,636	6.2
	TOTAL SHORT-TERM FIXED INCOME		22,386,636	6.2

U.S. EQUITY — 34.8%
7,961,908	TIAA-CREF Equity Index Fund		126,673,960	34.8
	TOTAL U.S. EQUITY		126,673,960	34.8
	TOTAL TIAA-CREF FUNDS	(Cost $315,352,830)	363,648,983	99.9

	TOTAL PORTFOLIO	(Cost $315,352,830)	363,648,983	99.9
	OTHER ASSETS & LIABILITIES, NET		453,596	0.1
	NET ASSETS		$364,102,579	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2020 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 34.2%
19,647,914	TIAA-CREF Bond Index Fund		$212,000,996	34.2%
	TOTAL FIXED INCOME		212,000,996	34.2

INFLATION-PROTECTED ASSETS — 4.2%
2,279,029	TIAA-CREF Inflation-Linked Bond Fund		25,684,656	4.2
	TOTAL INFLATION-PROTECTED ASSETS		25,684,656	4.2

INTERNATIONAL EQUITY — 17.1%
2,670,610	TIAA-CREF Emerging Markets Equity Index Fund		23,020,655	3.7
4,671,382	TIAA-CREF International Equity Index Fund		82,590,041	13.4
	TOTAL INTERNATIONAL EQUITY		105,610,696	17.1

SHORT-TERM FIXED INCOME — 4.1%
2,573,218	TIAA-CREF Short-Term Bond Index Fund		25,680,711	4.1
	TOTAL SHORT-TERM FIXED INCOME		25,680,711	4.1

U.S. EQUITY — 40.2%
15,629,717	TIAA-CREF Equity Index Fund		248,668,798	40.2
	TOTAL U.S. EQUITY		248,668,798	40.2
	TOTAL TIAA-CREF FUNDS	(Cost $544,244,748)	617,645,857	99.8

	TOTAL PORTFOLIO	(Cost $544,244,748)	617,645,857	99.8
	OTHER ASSETS & LIABILITIES, NET		1,020,508	0.2
	NET ASSETS		$618,666,365	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	27

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 30.3%
17,636,865	TIAA-CREF Bond Index Fund		$190,301,778	30.3%
	TOTAL FIXED INCOME		190,301,778	30.3

INFLATION-PROTECTED ASSETS — 2.2%
1,201,577	TIAA-CREF Inflation-Linked Bond Fund		13,541,778	2.2
	TOTAL INFLATION-PROTECTED ASSETS		13,541,778	2.2

INTERNATIONAL EQUITY — 19.5%
3,096,627	TIAA-CREF Emerging Markets Equity Index Fund		26,692,927	4.3
5,406,738	TIAA-CREF International Equity Index Fund		95,591,133	15.2
	TOTAL INTERNATIONAL EQUITY		122,284,060	19.5

SHORT-TERM FIXED INCOME — 2.1%
1,356,875	TIAA-CREF Short-Term Bond Index Fund		13,541,613	2.1
	TOTAL SHORT-TERM FIXED INCOME		13,541,613	2.1

U.S. EQUITY — 45.8%
18,088,956	TIAA-CREF Equity Index Fund		287,795,293	45.8
	TOTAL U.S. EQUITY		287,795,293	45.8
	TOTAL TIAA-CREF FUNDS	(Cost $547,481,541)	627,464,522	99.9

	TOTAL PORTFOLIO	(Cost $547,481,541)	627,464,522	99.9
	OTHER ASSETS & LIABILITIES, NET		685,459	0.1
	NET ASSETS		$628,149,981	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2030 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 26.3%
16,009,291	TIAA-CREF Bond Index Fund		$172,740,252	26.3%
	TOTAL FIXED INCOME		172,740,252	26.3

INFLATION-PROTECTED ASSETS — 0.2%
91,177	TIAA-CREF Inflation-Linked Bond Fund		1,027,562	0.2
	TOTAL INFLATION-PROTECTED ASSETS		1,027,562	0.2

INTERNATIONAL EQUITY — 21.8%
3,634,500	TIAA-CREF Emerging Markets Equity Index Fund		31,329,393	4.7
6,345,727	TIAA-CREF International Equity Index Fund		112,192,451	17.1
	TOTAL INTERNATIONAL EQUITY		143,521,844	21.8

SHORT-TERM FIXED INCOME — 0.2%
102,961	TIAA-CREF Short-Term Bond Index Fund		1,027,552	0.2
	TOTAL SHORT-TERM FIXED INCOME		1,027,552	0.2

U.S. EQUITY — 51.4%
21,224,320	TIAA-CREF Equity Index Fund		337,678,929	51.4
	TOTAL U.S. EQUITY		337,678,929	51.4
	TOTAL TIAA-CREF FUNDS	(Cost $564,198,257)	655,996,139	99.9

	TOTAL PORTFOLIO	(Cost $564,198,257)	655,996,139	99.9
	OTHER ASSETS & LIABILITIES, NET		1,058,787	0.1
	NET ASSETS		$657,054,926	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	29

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 18.6%
10,933,974	TIAA-CREF Bond Index Fund		$117,977,585	18.6%
	TOTAL FIXED INCOME		117,977,585	18.6

INTERNATIONAL EQUITY — 24.2%
3,888,058	TIAA-CREF Emerging Markets Equity Index Fund		33,515,059	5.3
6,790,860	TIAA-CREF International Equity Index Fund		120,062,412	18.9
	TOTAL INTERNATIONAL EQUITY		153,577,471	24.2

U.S. EQUITY — 57.0%
22,708,417	TIAA-CREF Equity Index Fund		361,290,911	57.0
	TOTAL U.S. EQUITY		361,290,911	57.0
	TOTAL TIAA-CREF FUNDS	(Cost $536,525,499)	632,845,967	99.8

	TOTAL PORTFOLIO	(Cost $536,525,499)	632,845,967	99.8
	OTHER ASSETS & LIABILITIES, NET		1,043,820	0.2
	NET ASSETS		$633,889,787	100.0%

Lifecycle Index 2040 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 10.6%
7,258,924	TIAA-CREF Bond Index Fund		$78,323,787	10.6%
	TOTAL FIXED INCOME		78,323,787	10.6

INTERNATIONAL EQUITY — 26.6%
4,969,777	TIAA-CREF Emerging Markets Equity Index Fund		42,839,480	5.8
8,679,972	TIAA-CREF International Equity Index Fund		153,461,899	20.8
	TOTAL INTERNATIONAL EQUITY		196,301,379	26.6

U.S. EQUITY — 62.6%
29,025,456	TIAA-CREF Equity Index Fund		461,795,007	62.6
	TOTAL U.S. EQUITY		461,795,007	62.6
	TOTAL TIAA-CREF FUNDS	(Cost $611,237,843)	736,420,173	99.8

	TOTAL PORTFOLIO	(Cost $611,237,843)	736,420,173	99.8
	OTHER ASSETS & LIABILITIES, NET		1,166,292	0.2
	NET ASSETS		$737,586,465	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 10.0%
3,535,394	TIAA-CREF Bond Index Fund		$38,146,897	10.0%
	TOTAL FIXED INCOME		38,146,897	10.0

INTERNATIONAL EQUITY — 26.8%
2,586,199	TIAA-CREF Emerging Markets Equity Index Fund		22,293,035	5.8
4,522,852	TIAA-CREF International Equity Index Fund		79,964,025	21.0
	TOTAL INTERNATIONAL EQUITY		102,257,060	26.8

U.S. EQUITY — 63.0%
15,140,481	TIAA-CREF Equity Index Fund		240,885,059	63.0
	TOTAL U.S. EQUITY		240,885,059	63.0
	TOTAL TIAA-CREF FUNDS	(Cost $334,791,375)	381,289,016	99.8

	TOTAL PORTFOLIO	(Cost $334,791,375)	381,289,016	99.8
	OTHER ASSETS & LIABILITIES, NET		976,426	0.2
	NET ASSETS		$382,265,442	100.0%

Lifecycle Index 2050 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 10.0%
2,382,986	TIAA-CREF Bond Index Fund		$25,712,424	10.0%
	TOTAL FIXED INCOME		25,712,424	10.0

INTERNATIONAL EQUITY — 26.7%
1,744,085	TIAA-CREF Emerging Markets Equity Index Fund		15,034,008	5.8
3,048,590	TIAA-CREF International Equity Index Fund		53,899,073	20.9
	TOTAL INTERNATIONAL EQUITY		68,933,081	26.7

U.S. EQUITY — 63.0%
10,206,119	TIAA-CREF Equity Index Fund		162,379,355	63.0
	TOTAL U.S. EQUITY		162,379,355	63.0
	TOTAL TIAA-CREF FUNDS	(Cost $226,999,537)	257,024,860	99.7

	TOTAL PORTFOLIO	(Cost $226,999,537)	257,024,860	99.7
	OTHER ASSETS & LIABILITIES, NET		742,534	0.3
	NET ASSETS		$257,767,394	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 10.0%
476,134	TIAA-CREF Bond Index Fund		$5,137,489	10.0%
	TOTAL FIXED INCOME		5,137,489	10.0

INTERNATIONAL EQUITY — 26.7%
349,530	TIAA-CREF Emerging Markets Equity Index Fund		3,012,945	5.8
609,147	TIAA-CREF International Equity Index Fund		10,769,714	20.9
	TOTAL INTERNATIONAL EQUITY		13,782,659	26.7

U.S. EQUITY — 62.9%
2,036,754	TIAA-CREF Equity Index Fund		32,404,762	62.9
	TOTAL U.S. EQUITY		32,404,762	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $45,643,017)	51,324,910	99.6

	TOTAL PORTFOLIO	(Cost $45,643,017)	51,324,910	99.6
	OTHER ASSETS & LIABILITIES, NET		232,142	0.4
	NET ASSETS		$51,557,052	100.0%

Lifecycle Index 2060 Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 10.0%
98,090	TIAA-CREF Bond Index Fund		$1,058,395	10.0%
	TOTAL FIXED INCOME		1,058,395	10.0

INTERNATIONAL EQUITY — 26.8%
71,604	TIAA-CREF Emerging Markets Equity Index Fund		617,228	5.8
125,486	TIAA-CREF International Equity Index Fund		2,218,601	21.0
	TOTAL INTERNATIONAL EQUITY		2,835,829	26.8

U.S. EQUITY — 63.1%
419,932	TIAA-CREF Equity Index Fund		6,681,115	63.1
	TOTAL U.S. EQUITY		6,681,115	63.1
	TOTAL TIAA-CREF FUNDS	(Cost $10,558,508)	10,575,339	99.9

	TOTAL PORTFOLIO	(Cost $10,558,508)	10,575,339	99.9
	OTHER ASSETS & LIABILITIES, NET		17,949	0.1
	NET ASSETS		$10,593,288	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	33

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2015

Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value‡	$56,590,355	$205,310,077	$363,648,983	$617,645,857	$627,464,522	$655,996,139
Cash	48,340	193,703	420,007	481,638	1,010,454	1,039,673
Receivable from securities transactions	51,204	321,047	582,842	1,475,170	1,296,103	1,472,045
Receivable from Fund shares sold	24,197	160,209	391,429	914,503	1,637,725	1,222,865
Dividends and interest receivable	48,215	164,087	280,846	420,692	369,376	328,095
Due from affiliates	2,978	5,981	7,172	12,311	11,016	11,729
Other	18,354	20,813	26,022	32,096	33,968	31,782
Total assets	56,783,643	206,175,917	365,357,301	620,982,267	631,823,164	660,102,328

LIABILITIES
Management fees payable	1,085	3,925	6,962	11,823	11,991	12,546
Service agreement fees payable	608	2,084	3,266	6,186	5,515	5,459
Distribution fees payable	1,519	3,061	7,180	15,662	15,727	17,000
Due to affiliates	77	460	938	1,203	1,321	1,257
Payable for securities transactions	88,454	567,297	1,209,342	2,242,670	2,833,854	2,970,045
Payable for Fund shares redeemed	46	37,080	111	115	765,878	55
Payable for trustee compensation	1,192	5,286	9,074	12,906	12,665	13,361
Accrued expenses and other payables	9,019	13,493	17,849	25,337	26,232	27,679
Total liabilities	102,000	632,686	1,254,722	2,315,902	3,673,183	3,047,402
NET ASSETS	$56,681,643	$205,543,231	$364,102,579	$618,666,365	$628,149,981	$657,054,926

NET ASSETS CONSIST OF:
Paid-in-capital	$52,421,487	$180,509,245	$315,543,293	$544,278,453	$546,836,376	$563,788,798
Undistributed net investment income (loss)	85,740	1,590,361	2,637,272	3,556,023	2,882,419	2,340,611
Accumulated net realized gain (loss) on total investments	(559,246)	(1,790,330)	(2,374,139)	(2,569,220)	(1,551,795)	(872,365)
Net unrealized appreciation (depreciation) on total investments	4,733,662	25,233,955	48,296,153	73,401,109	79,982,981	91,797,882
NET ASSETS	$56,681,643	$205,543,231	$364,102,579	$618,666,365	$628,149,981	$657,054,926

INSTITUTIONAL CLASS:
Net assets	$31,714,685	$136,763,380	$236,275,042	$359,161,599	$382,719,137	$401,813,473
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,426,572	9,886,933	16,524,217	24,234,442	25,003,870	25,419,312
Net asset value per share	$13.07	$13.83	$14.30	$14.82	$15.31	$15.81

PREMIER CLASS:
Net assets	$12,269,035	$25,135,157	$59,139,975	$129,239,606	$129,296,338	$140,407,891
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	939,291	1,823,275	4,153,330	8,760,856	8,481,221	8,922,927
Net asset value per share	$13.06	$13.79	$14.24	$14.75	$15.25	$15.74

RETIREMENT CLASS:
Net assets	$12,697,923	$43,644,694	$68,687,562	$130,265,160	$116,134,506	$114,833,562
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	972,941	3,182,122	4,840,662	8,859,708	7,647,644	7,324,158
Net asset value per share	$13.05	$13.72	$14.19	$14.70	$15.19	$15.68
‡ Affiliated investments, cost	$51,856,693	$180,076,122	$315,352,830	$544,244,748	$547,481,541	$564,198,257

34	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	35

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2015

Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

ASSETS
Affiliated investments, at value‡	$632,845,967	$736,420,173	$381,289,016	$257,024,860	$51,324,910	$10,575,339
Cash	732,020	1,029,316	465,084	531,440	138,438	17,217
Receivable from securities transactions	1,604,045	1,736,302	405,482	159,882	—	23,559
Receivable from Fund shares sold	1,236,595	1,457,266	1,407,888	990,938	341,333	2,873
Dividends and interest receivable	223,023	147,423	72,304	48,657	10,491	2,038
Due from affiliates	10,032	11,067	6,614	6,247	3,008	1,516
Other	30,540	32,865	21,715	21,886	861	9,967
Total assets	636,682,222	740,834,412	383,668,103	258,783,910	51,819,041	10,632,509

LIABILITIES
Management fees payable	12,107	14,098	7,291	4,912	976	203
Service agreement fees payable	4,484	4,611	3,358	2,353	591	50
Distribution fees payable	14,561	13,814	10,361	7,207	1,074	127
Due to affiliates	1,378	1,501	435	553	119	23
Payable for securities transactions	2,716,045	3,168,302	1,356,982	980,132	246,500	31,809
Payable for Fund shares redeemed	4,989	428	37	22	4	—
Payable for trustee compensation	12,752	15,578	6,355	4,150	928	107
Accrued expenses and other payables	26,119	29,615	17,842	17,187	11,797	6,902
Total liabilities	2,792,435	3,247,947	1,402,661	1,016,516	261,989	39,221
NET ASSETS	$633,889,787	$737,586,465	$382,265,442	$257,767,394	$51,557,052	$10,593,288

NET ASSETS CONSIST OF:
Paid-in-capital	$536,659,456	$611,679,681	$335,348,729	$227,418,897	$46,415,599	$10,536,698
Undistributed net investment income (loss)	1,329,140	579,445	210,874	136,087	34,623	10,105
Accumulated net realized gain (loss) on total investments	(419,277)	145,009	208,198	187,087	(575,063)	29,654
Net unrealized appreciation (depreciation) on total investments	96,320,468	125,182,330	46,497,641	30,025,323	5,681,893	16,831
NET ASSETS	$633,889,787	$737,586,465	$382,265,442	$257,767,394	$51,557,052	$10,593,288

INSTITUTIONAL CLASS:
Net assets	$420,019,441	$526,767,502	$226,635,696	$148,542,248	$30,824,943	$8,522,285
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,824,017	31,917,545	13,795,972	9,048,267	2,361,084	846,806
Net asset value per share	$16.26	$16.50	$16.43	$16.42	$13.06	$10.06

PREMIER CLASS:
Net assets	$119,642,860	$113,907,946	$85,149,290	$59,595,365	$8,167,694	$1,028,630
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,391,192	6,935,104	5,206,465	3,647,671	627,084	102,346
Net asset value per share	$16.19	$16.42	$16.35	$16.34	$13.02	$10.05

RETIREMENT CLASS:
Net assets	$ 94,227,486	$96,911,017	$70,480,456	$49,629,781	$12,564,415	$1,042,373
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,841,709	5,919,035	4,325,899	3,048,741	966,187	103,810
Net asset value per share	$16.13	$16.37	$16.29	$16.28	$13.00	$10.04
‡ Affiliated investments, cost	$536,525,499	$611,237,843	$334,791,375	$226,999,537	$45,643,017	$10,558,508

36	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	37

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2015

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$ 291,311	$1,006,635	$1,701,936	$2,470,591	$2,102,090	$1,819,434
Total income	291,311	1,006,635	1,701,936	2,470,591	2,102,090	1,819,434

EXPENSES
Management fees	27,133	98,743	176,927	294,473	294,434	308,934
Shareholder servicing — Institutional Class	132	227	352	452	459	460
Shareholder servicing — Premier Class	69	47	66	109	104	103
Shareholder servicing — Retirement Class	13,831	51,797	81,959	147,516	132,634	129,673
Distribution fees — Premier Class	7,826	17,969	42,809	91,297	91,697	99,458
Distribution fees — Retirement Class	2,726	10,319	16,338	29,438	26,473	25,868
Registration fees	19,914	22,498	23,453	23,989	23,768	24,004
Professional fees	11,839	12,380	12,639	13,925	13,939	14,049
Custody and accounting fees	6,385	6,339	6,339	6,339	6,339	6,335
Shareholder reports	4,229	8,077	12,089	18,117	18,262	18,995
Administrative service fees	643	2,573	4,653	7,566	7,617	7,942
Trustee fees and expenses	260	847	1,486	2,471	2,479	2,601
Other expenses	4,359	5,726	7,730	12,136	12,955	13,508
Total expenses	99,346	237,542	386,840	647,828	631,160	651,930
Less: Expenses reimbursed by the investment adviser	(47,897)	(58,508)	(68,644)	(85,313)	(86,052)	(88,279)
Fee waiver by investment adviser and TPIS	(21,907)	(79,714)	(122,921)	(177,624)	(155,561)	(150,528)
Net expenses	29,542	99,320	195,275	384,891	389,547	413,123

Net Investment income (loss)	261,769	907,315	1,506,661	2,085,700	1,712,543	1,406,311

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(240,893)	(433,174)	(824,483)	(1,367,000)	(877,855)	(621,076)
Realized gain (loss) from sale of unaffiliated investments	(4,478)	—	—	—	—	—
Net realized gain (loss) from investments	(245,371)	(433,174)	(824,483)	(1,367,000)	(877,855)	(621,076)
Net change in unrealized appreciation (depreciation) from affiliated investments	(769,987)	(3,679,165)	(7,016,650)	(12,775,204)	(14,242,684)	(16,795,789)
Net realized and unrealized gain (loss) from investments	(1,015,358)	(4,112,339)	(7,841,133)	(14,142,204)	(15,120,539)	(17,416,865)
Net increase (decrease) in net assets from operations	$ (753,589)	$(3,205,024)	$(6,334,472)	$(12,056,504)	$(13,407,996)	$(16,010,554)

38	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	39

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2015

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$ 1,215,864	$ 795,815	$ 394,856	$ 263,745	$ 59,217	$ 11,885
Total income	1,215,864	795,815	394,856	263,745	59,217	11,885

EXPENSES
Management fees	296,220	345,116	175,130	116,949	26,307	5,278
Shareholder servicing — Institutional Class	477	528	380	345	188	64
Shareholder servicing — Premier Class	100	99	89	68	67	33
Shareholder servicing — Retirement Class	103,032	106,464	77,339	53,166	14,242	1,380
Distribution fees — Premier Class	84,652	80,037	60,287	41,529	6,240	769
Distribution fees — Retirement Class	20,554	21,233	15,399	10,573	2,800	259
Registration fees	23,892	23,808	23,494	22,300	18,964	25,311
Professional fees	13,921	13,845	13,014	12,550	11,848	11,915
Custody and accounting fees	6,335	6,427	6,381	6,381	6,326	6,233
Shareholder reports	18,404	21,168	11,935	9,500	4,720	4,130
Administrative service fees	7,686	8,744	4,232	3,108	721	134
Trustee fees and expenses	2,470	2,881	1,444	968	240	49
Other expenses	11,999	12,804	8,560	9,374	3,982	787
Total expenses	589,742	643,154	397,684	286,811	96,645	56,342
Less: Expenses reimbursed by the investment adviser	(85,506)	(90,577)	(69,829)	(64,866)	(47,271)	(48,734)
Fee waiver by investment adviser and TPIS	(110,609)	(126,096)	(68,883)	(46,358)	(10,818)	(1,841)
Net expenses	393,627	426,481	258,972	175,587	38,556	5,767

Net Investment income (loss)	822,237	369,334	135,884	88,158	20,661	6,118

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(521,479)	(292,585)	(206,662)	(103,815)	(611,626)	(8,071)
Realized gain (loss) from sale of unaffiliated investments	33,440	45,362	69,606	45,805	13,611	(551)
Net realized gain (loss) from investments	(488,039)	(247,223)	(137,056)	(58,010)	(598,015)	(8,622)
Net change in unrealized appreciation (depreciation) from affiliated investments	(17,428,066)	(22,219,821)	(10,914,238)	(7,277,612)	(1,176,513)	(362,045)
Net realized and unrealized gain (loss) from investments	(17,916,105)	(22,467,044)	(11,051,294)	(7,335,622)	(1,774,528)	(370,667)
Net increase (decrease) in net assets from operations	$(17,093,868)	$(22,097,710)	$(10,915,410)	$(7,247,464)	$(1,753,867)	$(364,549)

40	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	41

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$ 261,769	$ 795,499	$ 907,315	$3,547,712	$ 1,506,661	$6,465,042
Net realized gain (loss) from investments		(245,371)	(19,063)	(433,174)	173,901	(824,483)	518,931
Net change in unrealized appreciation (depreciation)from affiliated investments		(769,987)	1,005,686	(3,679,165)	4,614,260	(7,016,650)	9,304,103
Net increase (decrease) in net assets from operations		(753,589)	1,782,122	(3,205,024)	8,335,873	(6,334,472)	16,288,076

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(159,161)	(518,390)	—	(2,414,274)	—	(4,333,850)
	Premier Class	(42,831)	(189,858)	—	(453,838)	—	(1,042,037)
	Retirement Class	(43,951)	(84,418)	—	(612,078)	—	(959,955)
From realized gains:	Institutional Class	—	(55,112)	—	(287,213)	—	(351,286)
	Premier Class	—	(21,423)	—	(58,065)	—	(90,921)
	Retirement Class	—	(12,017)	—	(80,636)	—	(86,080)
Total distributions		(245,943)	(881,218)	—	(3,906,104)	—	(6,864,129)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	10,341,439	8,742,200	21,351,299	23,468,563	34,063,644	44,357,564
	Premier Class	3,857,957	4,166,644	4,093,654	4,110,939	8,297,583	7,480,789
	Retirement Class	4,942,814	7,885,953	10,171,753	20,086,523	17,809,983	31,910,565
Reinvestments of distributions:	Institutional Class	145,612	573,502	—	2,701,487	—	4,685,136
	Premier Class	42,012	211,281	—	511,903	—	1,132,958
	Retirement Class	43,189	96,435	—	692,714	—	1,046,035
Redemptions:	Institutional Class	(6,673,954)	(4,240,103)	(5,338,780)	(16,102,027)	(14,913,295)	(25,269,513)
	Premier Class	(1,211,023)	(4,371,219)	(1,938,279)	(4,670,172)	(3,677,784)	(8,649,851)
	Retirement Class	(909,605)	(1,015,491)	(7,174,416)	(6,547,665)	(12,636,796)	(8,973,555)
Net increase (decrease) from shareholder transactions		10,578,441	12,049,202	21,165,231	24,252,265	28,943,335	47,720,128
Net increase (decrease) in net assets		9,578,909	12,950,106	17,960,207	28,682,034	22,608,863	57,144,075
NET ASSETS
Beginning of period		47,102,734	34,152,628	187,583,024	158,900,990	341,493,716	284,349,641
End of period		$56,681,643	$47,102,734	$205,543,231	$187,583,024	$364,102,579	$341,493,716
Undistributed net investment income (loss) included in net assets		$ 85,740	$ 69,914	$ 1,590,361	$683,046	$ 2,637,272	$1,130,610

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	789,908	663,016	1,544,315	1,687,681	2,388,092	3,090,084
	Premier Class	294,469	318,370	297,905	297,755	585,201	523,890
	Retirement Class	380,880	598,002	748,346	1,454,284	1,262,095	2,238,633
Shares reinvested:	Institutional Class	11,256	43,841	—	197,189	—	331,105
	Premier Class	3,247	16,157	—	37,447	—	80,294
	Retirement Class	3,348	7,379	—	50,897	—	74,292
Shares redeemed:	Institutional Class	(512,990)	(322,379)	(386,494)	(1,158,700)	(1,042,471)	(1,758,855)
	Premier Class	(92,295)	(332,318)	(140,280)	(337,390)	(259,510)	(603,967)
	Retirement Class	(69,754)	(76,824)	(526,716)	(475,002)	(896,490)	(627,986)
Net increase (decrease) from shareholder transactions		808,069	915,244	1,537,076	1,754,161	2,036,917	3,347,490

42	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	43

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$ 2,085,700	$9,964,958	$ 1,712,543	$10,057,001	$ 1,406,311	$10,654,675
Net realized gain (loss) from investments		(1,367,000)	718,649	(877,855)	961,882	(621,076)	1,217,391
Net change in unrealized appreciation (depreciation)from affiliated investments		(12,775,204)	16,807,467	(14,242,684)	18,867,924	(16,795,789)	22,020,411
Net increase (decrease) in net assets from operations		(12,056,504)	27,491,074	(13,407,996)	29,886,807	(16,010,554)	33,892,477

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(6,028,814)	—	(6,378,810)	—	(6,772,553)
	Premier Class	—	(2,120,136)	—	(2,087,528)	—	(2,365,235)
	Retirement Class	—	(1,564,206)	—	(1,416,729)	—	(1,356,997)
From realized gains:	Institutional Class	—	(346,917)	—	(389,005)	—	(334,829)
	Premier Class	—	(130,923)	—	(136,350)	—	(125,053)
	Retirement Class	—	(97,770)	—	(94,381)	—	(72,604)
Total distributions		—	(10,288,766)	—	(10,502,803)	—	(11,027,271)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	56,274,781	67,681,085	61,330,540	65,200,809	58,214,469	71,167,801
	Premier Class	16,712,704	17,079,376	16,275,450	19,879,291	16,751,686	21,196,094
	Retirement Class	32,756,234	67,723,842	27,461,441	52,537,480	32,428,009	55,812,744
Reinvestments of distributions:	Institutional Class	—	6,375,731	—	6,767,815	—	7,107,382
	Premier Class	—	2,251,059	—	2,223,878	—	2,490,288
	Retirement Class	—	1,661,976	—	1,511,110	—	1,429,601
Redemptions:	Institutional Class	(17,184,882)	(17,431,342)	(8,454,620)	(16,549,470)	(7,054,638)	(16,194,562)
	Premier Class	(2,231,568)	(10,161,502)	(3,006,599)	(6,150,362)	(2,901,910)	(8,108,961)
	Retirement Class	(12,459,668)	(9,583,421)	(8,848,000)	(6,389,425)	(9,213,569)	(5,477,662)
Net increase (decrease) from shareholder transactions		73,867,601	125,596,804	84,758,212	119,031,126	88,224,047	129,422,725
Net increase (decrease) in net assets		61,811,097	142,799,112	71,350,216	138,415,130	72,213,493	152,287,931
NET ASSETS
Beginning of period		556,855,268	414,056,156	556,799,765	418,384,635	584,841,433	432,553,502
End of period		$618,666,365	$556,855,268	$628,149,981	$556,799,765	$657,054,926	$584,841,433
Undistributed net investment income (loss) included in net assets		$ 3,556,023	$1,470,323	$ 2,882,419	$1,169,876	$ 2,340,611	$934,300

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,793,239	4,548,510	4,016,003	4,245,226	3,679,494	4,480,450
	Premier Class	1,138,755	1,153,348	1,070,997	1,299,479	1,066,902	1,343,295
	Retirement Class	2,238,514	4,587,108	1,812,985	3,439,698	2,071,675	3,554,266
Shares reinvested:	Institutional Class	—	434,610	—	446,721	—	454,146
	Premier Class	—	153,971	—	147,179	—	159,634
	Retirement Class	—	113,912	—	100,273	—	91,877
Shares redeemed:	Institutional Class	(1,163,768)	(1,170,897)	(551,158)	(1,067,929)	(444,292)	(1,004,460)
	Premier Class	(152,796)	(683,637)	(197,724)	(401,175)	(186,740)	(510,811)
	Retirement Class	(847,346)	(651,333)	(582,528)	(418,963)	(588,366)	(347,750)
Net increase (decrease) from shareholder transactions		5,006,598	8,485,592	5,568,575	7,790,509	5,598,673	8,220,647

44	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	45

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$822,237	$10,138,846	$369,334	$12,132,446	$135,884	$5,528,726
Net realized gain (loss) from investments		(488,039)	1,249,237	(247,223)	1,767,585	(137,056)	742,864
Net change in unrealized appreciation (depreciation) from affiliated investments		(17,428,066)	22,603,252	(22,219,821)	28,744,406	(10,914,238)	13,354,063
Net increase (decrease) in net assets from operations		(17,093,868)	33,991,335	(22,097,710)	42,644,437	(10,915,410)	19,625,653

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(7,134,521)	—	(9,292,874)	—	(3,543,871)
	Premier Class	—	(1,973,182)	—	(1,915,825)	—	(1,424,060)
	Retirement Class	—	(1,000,812)	—	(1,045,690)	—	(613,377)
From realized gains:	Institutional Class	—	(379,448)	—	(491,064)	—	(168,379)
	Premier Class	—	(112,168)	—	(108,162)	—	(72,182)
	Retirement Class	—	(58,208)	—	(60,082)	—	(31,740)
Total distributions		—	(10,658,339)	—	(12,913,697)	—	(5,853,609)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	64,125,248	69,315,705	84,079,111	82,291,825	45,693,505	52,984,952
	Premier Class	16,442,440	19,074,538	15,960,731	18,660,791	10,173,984	14,480,480
	Retirement Class	32,417,715	41,247,673	32,770,101	42,391,440	31,047,189	27,078,595
Reinvestments of distributions:	Institutional Class	—	7,513,969	—	9,783,938	—	3,712,250
	Premier Class	—	2,085,350	—	2,023,987	—	1,496,242
	Retirement Class	—	1,059,020	—	1,105,772	—	645,117
Redemptions:	Institutional Class	(3,381,410)	(18,969,804)	(4,233,829)	(30,640,010)	(2,372,287)	(10,604,630)
	Premier Class	(2,162,213)	(8,037,624)	(1,523,154)	(10,107,035)	(1,149,501)	(4,359,870)
	Retirement Class	(7,760,634)	(6,999,170)	(7,454,183)	(5,688,540)	(4,500,693)	(3,508,908)
Net increase (decrease) from shareholder transactions		99,681,146	106,289,657	119,598,777	109,822,168	78,892,197	81,924,228
Net increase (decrease) in net assets		82,587,278	129,622,653	97,501,067	139,552,908	67,976,787	95,696,272
NET ASSETS
Beginning of period		551,302,509	421,679,856	640,085,398	500,532,490	314,288,655	218,592,383
End of period		$633,889,787	$551,302,509	$737,586,465	$640,085,398	$382,265,442	$314,288,655
Undistributed net investment income (loss) included in net assets		$1,329,140	$506,903	$579,445	$210,111	$210,874	$74,990

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,933,379	4,238,091	5,072,781	4,955,693	2,784,550	3,205,296
	Premier Class	1,013,441	1,173,039	973,447	1,129,196	623,305	880,497
	Retirement Class	2,009,386	2,539,670	1,992,524	2,567,249	1,885,242	1,646,111
Shares reinvested:	Institutional Class	—	466,416	—	598,040	—	227,885
	Premier Class	—	129,847	—	124,095	—	92,133
	Retirement Class	—	66,106	—	67,964	—	39,846
Shares redeemed:	Institutional Class	(207,878)	(1,141,888)	(256,630)	(1,791,709)	(144,868)	(626,029)
	Premier Class	(135,579)	(492,345)	(93,756)	(609,590)	(70,261)	(264,850)
	Retirement Class	(478,644)	(433,395)	(452,737)	(343,834)	(274,601)	(215,095)
Net increase (decrease) from shareholder transactions		6,134,105	6,545,541	7,235,629	6,697,104	4,803,367	4,985,794

46	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	47

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015*
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$88,158	$3,583,185	$20,661	$ 828,400	$ 6,118	$ 211,421
Net realized gain (loss) from investments		(58,010)	551,724	(598,015)	100,090	(8,622)	40,872
Net change in unrealized appreciation (depreciation) from affiliated investments		(7,277,612)	8,710,548	(1,176,513)	2,024,770	(362,045)	378,876
Net increase (decrease) in net assets from operations		(7,247,464)	12,845,457	(1,753,867)	2,953,260	(364,549)	631,169

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(2,290,860)	—	(613,877)	—	(169,184)
	Premier Class	—	(931,907)	—	(115,459)	—	(20,752)
	Retirement Class	—	(394,733)	—	(105,568)	—	(20,489)
From realized gains:	Institutional Class	—	(135,206)	—	(30,939)	—	—
	Premier Class	—	(58,601)	—	(6,170)	—	—
	Retirement Class	—	(25,268)	—	(5,711)	—	—
Total distributions		—	(3,836,575)	—	(877,724)	—	(210,425)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	31,580,866	34,992,367	9,338,671	11,122,335	404,078	8,049,017
	Premier Class	8,241,181	13,049,655	2,201,306	2,993,845	2,657	1,000,000
	Retirement Class	22,572,175	19,577,086	7,113,187	5,316,312	13,517	1,005,382
Reinvestments of distributions:	Institutional Class	—	2,426,066	—	644,816	—	169,184
	Premier Class	—	990,508	—	121,629	—	20,752
	Retirement Class	—	420,001	—	111,279	—	20,489
Redemptions:	Institutional Class	(1,671,479)	(6,233,167)	(11,758,134)	(1,334,672)	(147,022)	—
	Premier Class	(1,021,238)	(2,891,620)	(1,445,235)	(242,514)	—	—
	Retirement Class	(2,722,704)	(1,822,832)	(1,868,463)	(439,525)	(961)	—
Net increase (decrease) from shareholder transactions		56,978,801	60,508,064	3,581,332	18,293,505	272,269	10,264,824
Net increase (decrease) in net assets		49,731,337	69,516,946	1,827,465	20,369,041	(92,280)	10,685,568
NET ASSETS
Beginning of period		208,036,057	138,519,111	49,729,587	29,360,546	10,685,568	—
End of period		$257,767,394	$208,036,057	$51,557,052	$49,729,587	$10,593,288	$10,685,568
Undistributed net investment income (loss) included in net assets		$136,087	$47,929	$34,623	$ 13,962	$ 10,105	$ 3,987

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,921,998	2,120,273	718,602	847,602	39,660	804,778
	Premier Class	506,033	794,071	169,039	228,174	267	100,000
	Retirement Class	1,373,893	1,191,267	542,301	405,560	1,332	100,518
Shares reinvested:	Institutional Class	—	149,021	—	49,792	—	16,952
	Premier Class	—	61,067	—	9,400	—	2,079
	Retirement Class	—	25,958	—	8,606	—	2,053
Shares redeemed:	Institutional Class	(102,074)	(366,713)	(900,962)	(99,045)	(14,584)	—
	Premier Class	(62,609)	(175,684)	(112,335)	(18,466)	—	—
	Retirement Class	(166,050)	(111,288)	(145,095)	(33,534)	(93)	—
Net increase (decrease) from shareholder transactions		3,471,191	3,687,972	271,550	1,398,089	26,582	1,026,380
* For the period September 26, 2014 to May 31, 2015.

48	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	49

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME
Institutional Class:	11/30/15	#	$13.35	$0.07		$(0.28)	$(0.21)	$(0.07)	$ —	$(0.07)	$13.07	(1.60)%[b]		$ 31,715		0.28%[c]		0.03%[c]		1.04%[c]		30%[b]
	5/31/15		13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66		28,537		0.34		0.04		2.08		35
	5/31/14		12.29	0.24		0.84	1.08	(0.24)	(0.07)	(0.31)	13.06	8.87		22,907		0.44		0.04		1.90		26
	5/31/13		11.35	0.22		0.94	1.16	(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754		0.56		0.05		1.82		24
	5/31/12		11.36	0.23		0.03	0.26	(0.24)	(0.03)	(0.27)	11.35	2.36		11,470		0.82		0.06		2.06		25
	5/31/11	†	10.65	0.18		0.73	0.91	(0.16)	(0.04)	(0.20)	11.36	8.56	[b]	7,447		0.76	[c]	0.06	[c]	2.47	[c]	13	[b]
	9/30/10		10.00	0.22		0.65	0.87	(0.22)	—	(0.22)	10.65	8.82		5,690		1.74		0.08		2.19		39
Premier Class:	11/30/15	#	13.34	0.06		(0.28)	(0.22)	(0.06)	—	(0.06)	13.06	(1.68)[b]		12,269		0.43	[c]	0.18	[c]	0.89	[c]	30	[b]
	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50		9,788		0.49		0.19		1.90		35
	5/31/14		12.29	0.22		0.83	1.05	(0.22)	(0.07)	(0.29)	13.05	8.63		9,550		0.59		0.19		1.75		26
	5/31/13		11.34	0.22		0.93	1.15	(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439		0.69		0.20		1.85		24
	5/31/12		11.35	0.22		0.02	0.24	(0.22)	(0.03)	(0.25)	11.34	2.21		2,568		0.98		0.21		1.96		25
	5/31/11	†	10.65	0.16		0.73	0.89	(0.15)	(0.04)	(0.19)	11.35	8.40	[b]	1,833		0.93	[c]	0.21	[c]	2.26	[c]	13	[b]
	9/30/10		10.00	0.23		0.63	0.86	(0.21)	—	(0.21)	10.65	8.67		272		1.91		0.23		2.24		39
Retirement Class:	11/30/15	#	13.33	0.05		(0.28)	(0.23)	(0.05)	—	(0.05)	13.05	(1.70)[b]		12,698		0.58	[c]	0.28	[c]	0.79	[c]	30	[b]
	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35		8,778		0.65		0.29		1.95		35
	5/31/14		12.29	0.20		0.84	1.04	(0.21)	(0.07)	(0.28)	13.05	8.53		1,696		0.76		0.29		1.60		26
	5/31/13		11.34	0.20		0.94	1.14	(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987		0.88		0.30		1.65		24
	5/31/12		11.36	0.21		0.01	0.22	(0.21)	(0.03)	(0.24)	11.34	2.02		622		1.16		0.31		1.89		25
	5/31/11	†	10.65	0.16		0.73	0.89	(0.14)	(0.04)	(0.18)	11.36	8.44	[b]	342		1.14	[c]	0.31	[c]	2.16	[c]	13	[b]
	9/30/10		10.00	0.22		0.63	0.85	(0.20)	—	(0.20)	10.65	8.56		274		2.07		0.33		2.13		39

TIAA-CREF LIFECYCLE INDEX 2010
Institutional Class:	11/30/15	#	14.07	0.07		(0.31)	(0.24)	—	—	—	13.83	(1.71)[b]		136,763		0.16	[c]	0.03	[c]	0.99	[c]	16	[b]
	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96		122,842		0.17		0.04		2.12		14
	5/31/14		12.81	0.25		1.02	1.27	(0.24)	(0.12)	(0.36)	13.72	10.02		109,776		0.19		0.05		1.92		17
	5/31/13		11.60	0.23		1.20	1.43	(0.21)	(0.01)	(0.22)	12.81	12.45		84,599		0.21		0.06		1.83		13
	5/31/12		11.75	0.23		(0.13)	0.10	(0.22)	(0.03)	(0.25)	11.60	0.92		64,002		0.26		0.07		2.02		25
	5/31/11	†	10.84	0.20		0.89	1.09	(0.17)	(0.01)	(0.18)	11.75	10.14	[b]	49,573		0.28	[c]	0.07	[c]	2.63	[c]	38	[b]
	9/30/10		10.00	0.17		0.72	0.89	(0.05)	—	(0.05)	10.84	8.94		30,599		0.80		0.07		1.65		43
Premier Class:	11/30/15	#	14.04	0.06		(0.31)	(0.25)	—	—	—	13.79	(1.78)[b]		25,135		0.31	[c]	0.18	[c]	0.84	[c]	16	[b]
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89		23,379		0.32		0.19		1.97		14
	5/31/14		12.77	0.21		1.03	1.24	(0.21)	(0.12)	(0.33)	13.68	9.85		22,820		0.34		0.20		1.62		17
	5/31/13		11.57	0.22		1.19	1.41	(0.20)	(0.01)	(0.21)	12.77	12.28		25,923		0.36		0.21		1.79		13
	5/31/12		11.73	0.21		(0.13)	0.08	(0.21)	(0.03)	(0.24)	11.57	0.74		12,701		0.41		0.22		1.86		25
	5/31/11	†	10.83	0.17		0.91	1.08	(0.17)	(0.01)	(0.18)	11.73	10.02	[b]	7,766		0.43	[c]	0.22	[c]	2.33	[c]	38	[b]
	9/30/10		10.00	0.21		0.67	0.88	(0.05)	—	(0.05)	10.83	8.79		753		1.04		0.23		2.08		43
Retirement Class:	11/30/15	#	13.97	0.05		(0.30)	(0.25)	—	—	—	13.72	(1.79)[b]		43,645		0.46	[c]	0.28	[c]	0.74	[c]	16	[b]
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70		41,362		0.47		0.29		1.83		14
	5/31/14		12.74	0.19		1.03	1.22	(0.21)	(0.12)	(0.33)	13.63	9.70		26,305		0.49		0.30		1.49		17
	5/31/13		11.54	0.20		1.21	1.41	(0.20)	(0.01)	(0.21)	12.74	12.26		10,672		0.51		0.31		1.63		13
	5/31/12		11.72	0.21		(0.15)	0.06	(0.21)	(0.03)	(0.24)	11.54	0.58		4,044		0.56		0.32		1.80		25
	5/31/11	†	10.82	0.15		0.92	1.07	(0.16)	(0.01)	(0.17)	11.72	9.98	[b]	695		0.63	[c]	0.32	[c]	2.00	[c]	38	[b]
	9/30/10		10.00	0.21		0.65	0.86	(0.04)	—	(0.04)	10.82	8.67		300		1.22		0.33		2.01		43

50	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	51

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from			Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net		dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized		and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains		distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE INDEX 2015
Institutional Class:	11/30/15	#	$14.57	$0.07		$(0.34)	$(0.27)	$ —	$ —		$ —	$14.30	(1.85)%[b]	$236,275		0.14%[c]		0.04%[c]		0.92%[c]		15%[b]
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)		(0.32)	14.57	5.37	221,139		0.14		0.05		2.13		12
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)		(0.34)	14.14	10.97	191,164		0.16		0.06		1.94		16
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)		(0.22)	13.07	14.26	145,288		0.18		0.07		1.82		10
	5/31/12		11.90	0.23		(0.27)	(0.04)	(0.21)	(0.01)		(0.22)	11.64	(0.21)	102,292		0.22		0.08		1.96		21
	5/31/11	†	10.85	0.19		1.03	1.22	(0.17)	—		(0.17)	11.90	11.43 [b]	74,426		0.24	[c]	0.08	[c]	2.49	[c]	13	[b]
	9/30/10		10.00	0.14		0.75	0.89	(0.04)	—		(0.04)	10.85	8.96	43,294		0.64		0.07		1.38		23
Premier Class:	11/30/15	#	14.52	0.05		(0.33)	(0.28)	—	—		—	14.24	(1.93)[b]	59,140		0.29	[c]	0.19	[c]	0.77	[c]	15	[b]
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)		(0.29)	14.52	5.16	55,574		0.29		0.20		1.96		12
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)		(0.32)	14.10	10.92	53,952		0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)		(0.21)	13.02	14.04	53,709		0.33		0.22		1.91		10
	5/31/12		11.88	0.21		(0.27)	(0.06)	(0.20)	(0.01)		(0.21)	11.61	(0.39)	15,447		0.37		0.23		1.81		21
	5/31/11	†	10.83	0.18		1.04	1.22	(0.17)	—		(0.17)	11.88	11.41 [b]	9,054		0.40	[c]	0.22	[c]	2.44	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87	(0.04)	—		(0.04)	10.83	8.72	758		0.90		0.23		1.97		23
Retirement Class:	11/30/15	#	14.48	0.05		(0.34)	(0.29)	—	—		—	14.19	(2.00)[b]	68,688		0.44	[c]	0.29	[c]	0.67	[c]	15	[b]
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)		(0.29)	14.48	5.12	64,781		0.44		0.30		1.85		12
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)		(0.31)	14.06	10.73	39,234		0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)		(0.20)	13.00	13.95	19,214		0.48		0.32		1.61		10
	5/31/12		11.86	0.19		(0.25)	(0.06)	(0.20)	(0.01)		(0.21)	11.59	(0.40)	9,527		0.51		0.33		1.63		21
	5/31/11	†	10.83	0.11		1.09	1.20	(0.17)	—		(0.17)	11.86	11.18 [b]	1,880		0.56	[c]	0.33	[c]	1.46	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87	(0.04)	—		(0.04)	10.83	8.69	327		1.07		0.33		1.89		23

TIAA-CREF LIFECYCLE INDEX 2020
Institutional Class:	11/30/15	#	15.15	0.06		(0.39)	(0.33)	—	—		—	14.82	(2.18)[b]	359,161		0.13	[c]	0.05	[c]	0.79	[c]	10	[b]
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)		(0.32)	15.15	5.90	327,209		0.13		0.06		2.13		9
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)		(0.33)	14.62	12.42	260,171		0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00	)d	(0.21)	13.32	16.51	183,056		0.17		0.07		1.83		8
	5/31/12		12.04	0.22		(0.41)	(0.19)	(0.21)	(0.01)		(0.22)	11.63	(1.49)	121,899		0.21		0.09		1.87		14
	5/31/11	†	10.85	0.19		1.18	1.37	(0.18)	—		(0.18)	12.04	12.74 [b]	84,549		0.23	[c]	0.08	[c]	2.46	[c]	11	[b]
	9/30/10		10.00	0.12		0.78	0.90	(0.05)	—		(0.05)	10.85	9.00	51,737		0.62		0.07		1.16		22
Premier Class:	11/30/15	#	15.09	0.05		(0.39)	(0.34)	—	—		—	14.75	(2.25)[b]	129,240		0.28	[c]	0.20	[c]	0.64	[c]	10	[b]
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)		(0.30)	15.09	5.70	117,293		0.28		0.21		1.98		9
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)		(0.31)	14.57	12.30	104,180		0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]		(0.20)	13.27	16.29	89,233		0.32		0.22		1.96		8
	5/31/12		12.02	0.20		(0.41)	(0.21)	(0.20)	(0.01)		(0.21)	11.60	(1.67)	27,047		0.36		0.24		1.69		14
	5/31/11	†	10.83	0.18		1.18	1.36	(0.17)	—		(0.17)	12.02	12.72 [b]	19,670		0.38	[c]	0.23	[c]	2.35	[c]	11	[b]
	9/30/10		10.00	0.18		0.69	0.87	(0.04)	—		(0.04)	10.83	8.76	1,851		0.85		0.23		1.73		22
Retirement Class:	11/30/15	#	15.04	0.04		(0.38)	(0.34)	—	—		—	14.70	(2.26)[b]	130,265		0.43	[c]	0.30	[c]	0.54	[c]	10	[b]
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)		(0.30)	15.04	5.55	112,353		0.43		0.31		1.93		9
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)		(0.31)	14.54	12.19	49,705		0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]		(0.19)	13.25	16.13	23,032		0.47		0.32		1.64		8
	5/31/12		12.01	0.18		(0.40)	(0.22)	(0.19)	(0.01)		(0.20)	11.59	(1.70)	8,485		0.51		0.34		1.54		14
	5/31/11	†	10.83	0.09		1.26	1.35	(0.17)	—		(0.17)	12.01	12.58 [b]	2,363		0.54	[c]	0.33	[c]	1.19	[c]	11	[b]
	9/30/10		10.00	0.19		0.68	0.87	(0.04)	—		(0.04)	10.83	8.73	304		1.06		0.33		1.80		22

52	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	53

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE INDEX 2025
Institutional Class:	11/30/15	#	$15.69	$0.05		$(0.43)	$(0.38)	$ —	$ —	$ —	$15.31	(2.42)%[b]	$382,719		0.13%[c]		0.06%[c]		0.66%[c]		6%[b]
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31	337,862		0.13		0.07		2.15		6
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)	(0.34)	15.09	13.85	270,258		0.15		0.07		1.96		11
	5/31/13		11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]	(0.22)	13.57	18.71	187,069		0.17		0.08		1.84		8
	5/31/12		12.18	0.21		(0.55)	(0.34)	(0.20)	(0.01)	(0.21)	11.63	(2.70)	120,360		0.21		0.09		1.80		12
	5/31/11	†	10.84	0.19		1.33	1.52	(0.18)	—	(0.18)	12.18	14.21 [b]	86,413		0.23	[c]	0.08	[c]	2.47	[c]	9	[b]
	9/30/10		10.00	0.10		0.79	0.89	(0.05)	—	(0.05)	10.84	8.96	51,228		0.65		0.07		0.97		16
Premier Class:	11/30/15	#	15.63	0.04		(0.42)	(0.38)	—	—	—	15.25	(2.43)[b]	129,296		0.28	[c]	0.21	[c]	0.51	[c]	6	[b]
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11	118,947		0.28		0.22		1.97		6
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)	(0.32)	15.04	13.63	98,691		0.30		0.22		1.70		11
	5/31/13		11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]	(0.21)	13.53	18.50	81,393		0.32		0.23		2.11		8
	5/31/12		12.16	0.19		(0.54)	(0.35)	(0.19)	(0.01)	(0.20)	11.61	(2.79)	18,118		0.36		0.24		1.64		12
	5/31/11	†	10.83	0.18		1.33	1.51	(0.18)	—	(0.18)	12.16	14.09 [b]	11,066		0.39	[c]	0.23	[c]	2.38	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88	(0.05)	—	(0.05)	10.83	8.82	1,664		0.89		0.23		1.61		16
Retirement Class:	11/30/15	#	15.58	0.03		(0.42)	(0.39)	—	—	—	15.19	(2.50)[b]	116,135		0.43	[c]	0.31	[c]	0.41	[c]	6	[b]
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02	99,991		0.43		0.32		1.93		6
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)	(0.31)	15.00	13.53	49,436		0.45		0.32		1.46		11
	5/31/13		11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]	(0.20)	13.50	18.46	19,093		0.47		0.33		1.69		8
	5/31/12		12.15	0.19		(0.56)	(0.37)	(0.19)	(0.01)	(0.20)	11.58	(2.97)	5,837		0.51		0.34		1.64		12
	5/31/11	†	10.82	0.13		1.38	1.51	(0.18)	—	(0.18)	12.15	14.06 [b]	1,125		0.57	[c]	0.33	[c]	1.64	[c]	9	[b]
	9/30/10		10.00	0.17		0.70	0.87	(0.05)	—	(0.05)	10.82	8.69	324		1.10		0.33		1.69		16

TIAA-CREF LIFECYCLE INDEX 2030
Institutional Class:	11/30/15	#	16.25	0.04		(0.48)	(0.44)	—	—	—	15.81	(2.71)[b]	401,813		0.13	[c]	0.06	[c]	0.53	[c]	4	[b]
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77	360,424		0.13		0.07		2.15		5
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)	(0.37)	15.56	15.24	283,951		0.15		0.08		1.95		10
	5/31/13		11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]	(0.22)	13.84	20.90	194,258		0.17		0.09		1.84		4
	5/31/12		12.35	0.20		(0.70)	(0.50)	(0.19)	(0.01)	(0.20)	11.65	(3.89)	124,802		0.21		0.10		1.74		10
	5/31/11	†	10.86	0.19		1.49	1.68	(0.19)	—	(0.19)	12.35	15.64 [b]	91,910		0.22	[c]	0.09	[c]	2.45	[c]	9	[b]
	9/30/10		10.00	0.07		0.83	0.90	(0.04)	—	(0.04)	10.86	9.06	56,944		0.59		0.07		0.71		16
Premier Class:	11/30/15	#	16.19	0.03		(0.48)	(0.45)	—	—	—	15.74	(2.78)[b]	140,408		0.28	[c]	0.21	[c]	0.38	[c]	4	[b]
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65	130,175		0.28		0.22		2.00		5
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)	(0.35)	15.50	14.98	109,285		0.30		0.23		1.70		10
	5/31/13		11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]	(0.22)	13.80	20.79	86,071		0.32		0.24		2.05		4
	5/31/12		12.32	0.18		(0.69)	(0.51)	(0.18)	(0.01)	(0.19)	11.62	(4.00)	22,673		0.36		0.25		1.55		10
	5/31/11	†	10.84	0.18		1.49	1.67	(0.19)	—	(0.19)	12.32	15.54 [b]	15,655		0.37	[c]	0.24	[c]	2.32	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88	(0.04)	—	(0.04)	10.84	8.82	1,095		0.83		0.23		1.56		16
Retirement Class:	11/30/15	#	16.13	0.02		(0.47)	(0.45)	—	—	—	15.68	(2.79)[b]	114,834		0.43	[c]	0.31	[c]	0.28	[c]	4	[b]
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51	94,242		0.43		0.32		2.00		5
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)	(0.34)	15.46	14.87	39,318		0.45		0.33		1.45		10
	5/31/13		11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]	(0.20)	13.77	20.62	18,588		0.47		0.34		1.62		4
	5/31/12		12.31	0.18		(0.70)	(0.52)	(0.18)	(0.01)	(0.19)	11.60	(4.10)	7,553		0.51		0.35		1.53		10
	5/31/11	†	10.83	0.12		1.54	1.66	(0.18)	—	(0.18)	12.31	15.52 [b]	2,415		0.54	[c]	0.34	[c]	1.61	[c]	9	[b]
	9/30/10		10.00	0.15		0.72	0.87	(0.04)	—	(0.04)	10.83	8.69	455		1.01		0.33		1.48		16

54	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	55

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE INDEX 2035
Institutional Class:	11/30/15	#	$16.77	$0.03		$(0.54)	$(0.51)	$ —	$ —	$ —	$16.26	(3.04)%[b]	$420,019		0.13%[c]		0.07%[c]		0.34%[c]		4%[b]
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14	370,682		0.13		0.08		2.15		5
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)	(0.38)	16.01	16.51	296,719		0.15		0.08		1.96		9
	5/31/13		11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]	(0.23)	14.08	23.25	203,726		0.17		0.09		1.86		7
	5/31/12		12.48	0.20		(0.85)	(0.65)	(0.19)	(0.01)	(0.20)	11.63	(5.07)	125,358		0.21		0.10		1.68		19
	5/31/11	†	10.84	0.19		1.65	1.84	(0.20)	—	(0.20)	12.48	17.12 [b]	91,325		0.23	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.05		0.84	0.89	(0.05)	—	(0.05)	10.84	8.91	56,430		0.61		0.07		0.52		10
Premier Class:	11/30/15	#	16.71	0.02		(0.54)	(0.52)	—	—	—	16.19	(3.11)[b]	119,643		0.28	[c]	0.22	[c]	0.19	[c]	4	[b]
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02	108,817		0.28		0.23		1.99		5
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)	(0.36)	15.95	16.34	90,943		0.30		0.23		1.69		9
	5/31/13		11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]	(0.22)	14.03	23.06	68,495		0.32		0.24		2.17		7
	5/31/12		12.46	0.17		(0.84)	(0.67)	(0.18)	(0.01)	(0.19)	11.60	(5.26)	13,777		0.36		0.25		1.49		19
	5/31/11	†	10.83	0.18		1.64	1.82	(0.19)	—	(0.19)	12.46	17.00 [b]	7,916		0.38	[c]	0.24	[c]	2.31	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87	(0.04)	—	(0.04)	10.83	8.77	1,336		0.85		0.23		1.40		10
Retirement Class:	11/30/15	#	16.66	0.01		(0.54)	(0.53)	—	—	—	16.13	(3.18)[b]	94,228		0.43	[c]	0.32	[c]	0.09	[c]	4	[b]
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92	71,803		0.43		0.33		1.91		5
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)	(0.35)	15.91	16.23	34,019		0.45		0.33		1.45		9
	5/31/13		11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]	(0.21)	14.00	23.00	16,853		0.47		0.34		1.63		7
	5/31/12		12.44	0.18		(0.86)	(0.68)	(0.18)	(0.01)	(0.19)	11.57	(5.36)	6,337		0.51		0.35		1.52		19
	5/31/11	†	10.82	0.13		1.68	1.81	(0.19)	—	(0.19)	12.44	16.89 [b]	1,597		0.55	[c]	0.34	[c]	1.61	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.04)	—	(0.04)	10.82	8.64	404		1.04		0.33		1.41		10

TIAA-CREF LIFECYCLE INDEX 2040
Institutional Class:	11/30/15	#	17.08	0.01		(0.59)	(0.58)	—	—	—	16.50	(3.40)[b]	526,768		0.13	[c]	0.07	[c]	0.16	[c]	3	[b]
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55	462,814		0.13		0.08		2.17		6
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)	(0.39)	16.25	17.45	379,218		0.15		0.08		1.95		8
	5/31/13		11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]	(0.24)	14.19	24.37	264,444		0.16		0.09		1.86		6
	5/31/12		12.52	0.20		(0.89)	(0.69)	(0.19)	(0.02)	(0.21)	11.62	(5.42)	170,934		0.19		0.10		1.70		17
	5/31/11	†	10.87	0.19		1.66	1.85	(0.20)	—	(0.20)	12.52	17.19 [b]	119,510		0.21	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.04		0.86	0.90	(0.03)	—	(0.03)	10.87	8.98	79,123		0.47		0.07		0.42		11
Premier Class:	11/30/15	#	17.01	0.00	[d]	(0.59)	(0.59)	—	—	—	16.42	(3.47)[b]	113,908		0.28	[c]	0.22	[c]	0.01	[c]	3	[b]
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36	102,991		0.28		0.23		1.99		6
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)	(0.37)	16.19	17.28	87,589		0.30		0.23		1.70		8
	5/31/13		11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]	(0.23)	14.14	24.18	66,876		0.31		0.24		2.12		6
	5/31/12		12.49	0.17		(0.87)	(0.70)	(0.18)	(0.02)	(0.20)	11.59	(5.52)	16,233		0.34		0.25		1.48		17
	5/31/11	†	10.85	0.18		1.65	1.83	(0.19)	—	(0.19)	12.49	17.08 [b]	11,311		0.37	[c]	0.24	[c]	2.32	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87	(0.02)	—	(0.02)	10.85	8.74	1,790		0.69		0.23		1.32		11
Retirement Class:	11/30/15	#	16.96	(0.01)		(0.58)	(0.59)	—	—	—	16.37	(3.48)[b]	96,911		0.43	[c]	0.32	[c]	(0.09)[c]		3	[b]
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28	74,281		0.43		0.33		1.92		6
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)	(0.36)	16.15	17.09	33,725		0.45		0.33		1.58		8
	5/31/13		11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]	(0.21)	14.12	24.10	19,052		0.46		0.34		1.65		6
	5/31/12		12.48	0.18		(0.89)	(0.71)	(0.18)	(0.02)	(0.20)	11.57	(5.62)	7,751		0.49		0.35		1.51		17
	5/31/11	†	10.84	0.11		1.72	1.83	(0.19)	—	(0.19)	12.48	17.06 [b]	1,882		0.54	[c]	0.34	[c]	1.37	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.02)	—	(0.02)	10.84	8.62	395		0.88		0.33		1.41		11

56	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	57

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE INDEX 2045
Institutional Class:	11/30/15	#	$17.00	$0.01		$(0.58)	$(0.57)	$ —	$ —	$ —	$16.43	(3.35)%[b]	$226,636		0.14%[c]		0.07%[c]		0.16%[c]		5%[b]
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56	189,644		0.15		0.08		2.17		5
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.17	17.37	135,011		0.18		0.08		1.94		13
	5/31/13		11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]	(0.23)	14.10	24.42	83,001		0.22		0.09		1.90		16
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)	45,913		0.34		0.10		1.65		25
	5/31/11	†	10.79	0.19		1.64	1.83	(0.20)	—	(0.20)	12.42	17.13 [b]	28,529		0.35	[c]	0.09	[c]	2.41	[c]	11	[b]
	9/30/10		10.00	0.09		0.80	0.89	(0.10)	—	(0.10)	10.79	8.94	17,294		1.15		0.08		0.90		10
Premier Class:	11/30/15	#	16.94	0.00	[d]	(0.59)	(0.59)	—	—	—	16.35	(3.48)[b]	85,149		0.29	[c]	0.22	[c]	0.01	[c]	5	[b]
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44	78,809		0.30		0.23		2.00		5
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.11	17.21	63,580		0.33		0.23		1.75		13
	5/31/13		11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.05	24.14	44,631		0.36		0.24		2.35		16
	5/31/12		12.40	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.52	(5.46)	7,202		0.49		0.25		1.47		25
	5/31/11	†	10.78	0.17		1.64	1.81	(0.19)	—	(0.19)	12.40	17.01 [b]	4,521		0.51	[c]	0.24	[c]	2.25	[c]	11	[b]
	9/30/10		10.00	0.16		0.71	0.87	(0.09)	—	(0.09)	10.78	8.80	408		1.37		0.23		1.57		10
Retirement Class:	11/30/15	#	16.88	(0.01)		(0.58)	(0.59)	—	—	—	16.29	(3.50)[b]	70,480		0.44	[c]	0.32	[c]	(0.09)[c]		5	[b]
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29	45,836		0.45		0.33		1.88		5
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.07	17.10	20,002		0.48		0.33		1.51		13
	5/31/13		11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]	(0.21)	14.02	23.98	9,184		0.52		0.34		1.75		16
	5/31/12		12.39	0.16		(0.86)	(0.70)	(0.18)	(0.01)	(0.19)	11.50	(5.56)	2,967		0.64		0.35		1.38		25
	5/31/11	†	10.77	0.16		1.65	1.81	(0.19)	—	(0.19)	12.39	16.98 [b]	596		0.70	[c]	0.34	[c]	1.99	[c]	11	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.09)	—	(0.09)	10.77	8.67	325		1.53		0.33		1.46		10

TIAA-CREF LIFECYCLE INDEX 2050
Institutional Class:	11/30/15	#	16.99	0.01		(0.58)	(0.57)	—	—	—	16.42	(3.35)[b]	148,542		0.16	[c]	0.07	[c]	0.16	[c]	5	[b]
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58	122,783		0.17		0.08		2.18		5
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.16	17.38	86,068		0.21		0.08		1.91		20
	5/31/13		11.54	0.24		2.54	2.78	(0.23)	—	(0.23)	14.09	24.33	57,380		0.28		0.09		1.85		22
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)	30,943		0.44		0.10		1.66		30
	5/31/11	†	10.78	0.18		1.66	1.84	(0.20)	—	(0.20)	12.42	17.26 [b]	19,744		0.43	[c]	0.09	[c]	2.34	[c]	12	[b]
	9/30/10		10.00	0.11		0.78	0.89	(0.11)	—	(0.11)	10.78	8.94	11,539		1.46		0.08		1.10		11
Premier Class:	11/30/15	#	16.92	0.00	[d]	(0.58)	(0.58)	—	—	—	16.34	(3.43)[b]	59,595		0.31	[c]	0.22	[c]	0.01	[c]	5	[b]
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40	54,208		0.32		0.23		1.99		5
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.10	17.23	40,648		0.36		0.23		1.76		20
	5/31/13		11.51	0.30		2.46	2.76	(0.23)	—	(0.23)	14.04	24.16	26,880		0.41		0.24		2.33		22
	5/31/12		12.39	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.51	(5.46)	3,683		0.59		0.25		1.46		30
	5/31/11	†	10.77	0.18		1.64	1.82	(0.20)	—	(0.20)	12.39	17.04 [b]	2,458		0.60	[c]	0.24	[c]	2.27	[c]	12	[b]
	9/30/10		10.00	0.16		0.71	0.87	(0.10)	—	(0.10)	10.77	8.80	328		1.65		0.23		1.59		11
Retirement Class:	11/30/15	#	16.86	(0.01)		(0.57)	(0.58)	—	—	—	16.28	(3.44)[b]	49,630		0.46	[c]	0.32	[c]	(0.09)[c]		5	[b]
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25	31,045		0.47		0.33		1.86		5
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.06	17.12	11,803		0.51		0.33		1.55		20
	5/31/13		11.49	0.22		2.51	2.73	(0.21)	—	(0.21)	14.01	24.00	5,528		0.58		0.34		1.67		22
	5/31/12		12.38	0.15		(0.85)	(0.70)	(0.18)	(0.01)	(0.19)	11.49	(5.57)	1,692		0.75		0.35		1.33		30
	5/31/11	†	10.76	0.17		1.64	1.81	(0.19)	—	(0.19)	12.38	17.01 [b]	404		0.80	[c]	0.34	[c]	2.13	[c]	12	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.10)	—	(0.10)	10.76	8.67	286		1.80		0.33		1.49		11

58	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	59

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

TIAA-CREF LIFECYCLE INDEX 2055
Institutional Class:	11/30/15	#	$13.51	$0.01		$(0.46)	$(0.45)	$ —	$ —	$ —	$13.06	(3.33)%[b]	$30,825		0.28%[c]		0.07%[c]		0.16%[c]		30%[b]
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47	34,367		0.34		0.08		2.18		9
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42	22,433		0.54		0.08		1.93		25
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40	13,356		0.75		0.09		1.83		9
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]	(0.15)	9.18	(5.33)	8,376		1.15		0.10		1.61		7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	7,896		8.35	[c]	0.10	[c]	0.15	[c]	1	[b]
Premier Class:	11/30/15	#	13.49	0.00	[d]	(0.47)	(0.47)	—	—	—	13.02	(3.48)[b]	8,168		0.43	[c]	0.22	[c]	0.01	[c]	30	[b]
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35	7,695		0.49		0.23		1.96		9
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21	4,510		0.69		0.23		1.76		25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29	2,305		0.91		0.24		1.81		9
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]	(0.14)	9.17	(5.53)	986		1.31		0.25		1.50		7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.18	[c]	0.25	[c]	(0.01)[c]		1	[b]
Retirement Class:	11/30/15	#	13.48	(0.01)		(0.47)	(0.48)	—	—	—	13.00	(3.56)[b]	12,564		0.58	[c]	0.32	[c]	(0.09)[c]		30	[b]
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33	7,668		0.65		0.33		2.06		9
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12	2,417		0.85		0.33		1.64		25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03	1,416		1.06		0.34		1.55		9
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]	(0.13)	9.17	(5.59)	986		1.46		0.35		1.36		7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.33	[c]	0.35	[c]	(0.09)[c]		1	[b]

TIAA-CREF LIFECYCLE INDEX 2060
Institutional Class:	11/30/15	#	10.41	0.01		(0.36)	(0.35)	—	—	—	10.06	(3.36)[b]	8,522		1.02	[c]	0.07	[c]	0.15	[c]	6	[b]
	5/31/15^		10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31 [b]	8,556		1.65	[c]	0.08	[c]	3.06	[c]	6	[b]
Premier Class:	11/30/15	#	10.41	0.00	[d]	(0.36)	(0.36)	—	—	—	10.05	(3.46)[b]	1,029		1.18	[c]	0.22	[c]	0.01	[c]	6	[b]
	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26 [b]	1,062		1.97	[c]	0.23	[c]	2.92	[c]	6	[b]
Retirement Class:	11/30/15	#	10.40	(0.00)[d]		(0.36)	(0.36)	—	—	—	10.04	(3.46)[b]	1,042		1.34	[c]	0.32	[c]	(0.10)[c]		6	[b]
	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14 [b]	1,067		2.12	[c]	0.33	[c]	2.82	[c]	6	[b]
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
#	Unaudited.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Fund commenced operations on April 29, 2011.
^	The Fund commenced operations on September 26, 2014.

60	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	61

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

62	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2 —valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	63

Notes to financial statements (unaudited)

judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2015, there were no transfers between levels by the Funds.

As of November 30, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.09% for the Retirement Income Fund and the 2010 Fund; 0.08% for the 2015 Fund; 0.07% for the 2020 Fund and the 2025 Fund; 0.06% for the 2030 Fund, and 0.05% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds. These waivers will remain in effect through September 30, 2016, unless changed with the approval of the Board. Prior to October 1, 2015, Advisors had contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Retirement Income Fund and 2010 Fund; 0.05% for the 2015 Fund; 0.04% for the 2020 Fund; 0.03% for the 2025 Fund and the 2030 Fund; 0.02% for the 2035, 2040, 2045, 2050, 2055 and the 2060 Funds. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of

64	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any reimbursement from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2016. However, this agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds: (i) 0.01% of average daily net assets for Institutional Class shares of the Retirement Income Fund and 2010 Fund; 0.02% of average daily net assets for Institutional Class shares of the 2015 Fund; 0.03% of average daily net assets for Institutional Class shares of the 2020 Fund and the 2025 Fund; 0.04% of average daily net assets for Institutional Class shares of the 2030 Fund; 0.05% of average daily net assets for Institutional Class shares of the 2035, 2040, 2045, 2050, 2055, and 2060 Funds; (ii) 0.16% of average daily net assets for Premier Class shares of the Retirement Income Fund and the 2010 Fund; 0.17% of average daily net assets for Premier Class shares of the 2015 Fund; 0.18% of average daily net assets for Premier Class shares of the 2020 Fund and 2025 Fund; 0.19% of average daily net assets for Premier Class shares of the 2030 Fund; 0.20% of average daily net assets for Premier Class shares of the 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and (iii) 0.26% of average daily net assets for Retirement Class shares of the Retirement Income Fund and the 2010 Fund; 0.27% of average daily net assets for Retirement Class shares of the 2015 Fund; 0.28% of average daily net assets for Retirement Class shares of the 2020 Fund and 2025 Fund; 0.29% of average daily net assets for Retirement Class shares of the 2030 Fund; 0.30% of average daily net assets for Retirement Class shares of the 2035, 2040, 2045, 2050, 2055 and 2060 Funds. The expense reimbursement arrangements will continue through at least September 30, 2016, unless changed with the approval of the Board. Prior to October 1, 2015, Advisors agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds (i) 0.04%, 0.05%, 0.06%, 0.07% and 0.08% of average daily net assets for Institutional Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund; the 2025 Fund and the 2030 Fund; and the 2035, 2040, 2045, 2050, 2055, and 2060 Funds, respectively; (ii) 0.19%, 0.20%, 0.21%, 0.22%, and 0.23% of average daily net assets for Premier Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund; the 2025 and the 2030 Funds; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively; and (iii) 0.29%, 0.30%, 0.31%, 0.32% and 0.33% of average daily net assets for Retirement Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund; the 2025 and 2030 Funds; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively.

During the period ended November 30, 2015, TIAA received total proceeds of $5,700,000 and $8,400,000 from redemptions from the Lifecycle Index Retirement Income Fund and the Lifecycle Index 2055 Fund, respectively.

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	65

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2015:

Fund	TIAA
Lifecycle Index Retirement Income	0	%*
Lifecycle Index 2055	0	*
Lifecycle Index 2060	97
* Amount is less than 1%.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$23,538,355	$8,873,319	$9,538,613	$(63,025)	$284,155	$22,622,771
TIAA-CREF Emerging Markets Equity Index	1,280,745	657,946	218,749	(39,439)	—	1,459,435
TIAA-CREF Equity Index	13,249,909	5,118,855	2,427,746	(46,049)	—	15,918,340
TIAA-CREF Inflation-Linked Bond	4,733,065	1,908,241	883,453	(35,981)	—	5,662,675
TIAA-CREF International Equity Index	4,252,414	2,023,768	649,409	(53,952)	—	5,268,740
TIAA-CREF Short-Term Bond Index	—	6,302,525	619,937	(2,447)	7,156	5,658,394
	$47,054,488	$24,884,654	$14,337,907	$(240,893)	$291,311	$56,590,355
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$87,913,710	$15,896,199	$22,714,541	$(131,374)	$986,281	$80,217,520
TIAA-CREF Emerging Markets Equity Index	5,780,066	1,801,860	551,783	(97,227)	—	5,935,655
TIAA-CREF Equity Index	59,468,910	11,498,628	6,328,739	(64,196)	—	64,334,098
TIAA-CREF Inflation-Linked Bond	14,900,125	3,094,452	974,632	(69,431)	—	16,747,868
TIAA-CREF International Equity Index	19,232,104	4,929,074	1,330,788	(70,582)	—	21,332,778
TIAA-CREF Short-Term Bond Index	—	17,041,266	233,495	(364)	20,354	16,742,158
	$187,294,915	$54,261,479	$32,133,978	$(433,174)	$1,006,635	$205,310,077
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$149,848,729	$24,139,471	$33,987,388	$(343,322)	$1,674,580	$138,466,401
TIAA-CREF Emerging Markets Equity Index	11,711,932	3,289,995	1,115,600	(190,856)	—	11,708,659
TIAA-CREF Equity Index	120,391,640	19,248,411	12,291,127	(5,375)	—	126,673,960
TIAA-CREF Inflation-Linked Bond	20,233,907	4,065,408	1,538,435	(143,523)	—	22,391,381
TIAA-CREF International Equity Index	38,969,408	8,829,233	2,780,402	(140,456)	—	42,021,946
TIAA-CREF Short-Term Bond Index	—	22,805,831	330,897	(951)	27,356	22,386,636
	$341,155,616	$82,378,349	$52,043,849	$(824,483)	$1,701,936	$363,648,983

66	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$210,926,497	$42,980,403	$39,691,091	$(587,531)	$2,439,743	$212,000,996
TIAA-CREF Emerging Markets Equity Index	22,121,864	6,425,220	1,310,697	(256,064)	—	23,020,655
TIAA-CREF Equity Index	227,415,832	38,616,954	15,976,533	(205,053)	—	248,668,798
TIAA-CREF Inflation-Linked Bond	22,103,475	5,204,137	1,216,233	(129,623)	—	25,684,656
TIAA-CREF International Equity Index	73,479,642	17,878,526	2,950,151	(188,179)	—	82,590,041
TIAA-CREF Short-Term Bond Index	—	25,945,824	165,607	(550)	30,848	25,680,711
	$556,047,310	$137,051,064	$61,310,312	$(1,367,000)	$2,470,591	$617,645,857
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$177,819,801	$37,885,158	$23,473,591	$(377,654)	$2,086,163	$190,301,778
TIAA-CREF Emerging Markets Equity Index	25,064,096	7,382,598	975,609	(179,265)	—	26,692,927
TIAA-CREF Equity Index	258,431,516	41,882,997	10,968,938	(159,860)	—	287,795,293
TIAA-CREF Inflation-Linked Bond	11,013,110	3,074,593	342,124	(37,486)	—	13,541,778
TIAA-CREF International Equity Index	83,258,784	20,681,707	1,742,210	(123,590)	—	95,591,133
TIAA-CREF Short-Term Bond Index	—	13,597,473	4,300	—	15,927	13,541,613
	$555,587,307	$124,504,526	$37,506,772	$(877,855)	$2,102,090	$627,464,522
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$151,635,949	$33,958,888	$11,151,576	$(208,028)	$1,818,511	$172,740,252
TIAA-CREF Emerging Markets Equity Index	29,563,063	7,958,880	527,478	(115,253)	—	31,329,393
TIAA-CREF Equity Index	304,305,967	46,196,524	10,647,011	(175,594)	—	337,678,929
TIAA-CREF Inflation-Linked Bond	—	1,036,550	5,046	(58)	—	1,027,562
TIAA-CREF International Equity Index	98,150,767	23,417,295	1,510,396	(122,137)	—	112,192,451
TIAA-CREF Short-Term Bond Index	—	1,031,983	1,355	(6)	923	1,027,552
	$583,655,746	$113,600,120	$23,842,862	$(621,076)	$1,819,434	$655,996,139
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$98,861,355	$26,678,612	$6,433,369	$(120,293)	$1,215,864	$117,977,585
TIAA-CREF Emerging Markets Equity Index	30,908,365	9,198,112	552,030	(167,645)	—	33,515,059
TIAA-CREF Equity Index	317,806,845	54,050,430	8,164,861	(179,386)	—	361,290,911
TIAA-CREF International Equity Index	102,603,196	26,652,653	813,796	(54,155)	—	120,062,412
	$550,179,761	$116,579,807	$15,964,056	$(521,479)	$1,215,864	$632,845,967
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$63,934,195	$18,476,850	$3,354,070	$(50,007)	$795,815	$78,323,787
TIAA-CREF Emerging Markets Equity Index	39,423,423	11,515,298	335,094	(98,327)	—	42,839,480
TIAA-CREF Equity Index	404,023,770	67,526,551	6,489,198	(127,606)	—	461,795,007
TIAA-CREF International Equity Index	130,860,435	33,552,509	202,090	(16,645)	—	153,461,899
	$638,241,823	$131,071,208	$10,380,452	$(292,585)	$795,815	$736,420,173

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	67

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$31,383,152	$9,495,203	$2,371,244	$(43,859)	$394,856	$38,146,897
TIAA-CREF Emerging Markets Equity Index	19,439,089	7,072,003	317,590	(84,560)	—	22,293,035
TIAA-CREF Equity Index	197,702,671	46,718,431	2,083,478	(55,938)	—	240,885,059
TIAA-CREF International Equity Index	64,523,003	21,057,309	208,634	(22,305)	—	79,964,025
	$313,047,915	$84,342,946	$4,980,946	$(206,662)	$394,856	$381,289,016
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$20,697,309	$6,831,759	$1,577,944	$(29,417)	$263,745	$25,712,424
TIAA-CREF Emerging Markets Equity Index	12,815,587	4,879,794	62,984	(18,548)	—	15,034,008
TIAA-CREF Equity Index	130,839,226	34,141,495	1,658,000	(39,621)	—	162,379,355
TIAA-CREF International Equity Index	42,538,415	15,118,219	156,589	(16,229)	—	53,899,073
	$206,890,537	$60,971,267	$3,455,517	$(103,815)	$263,745	$257,024,860
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,941,017	$1,866,086	$1,609,200	$(25,443)	$59,217	$5,137,489
TIAA-CREF Emerging Markets Equity Index	3,059,841	1,287,225	756,903	(186,594)	—	3,012,945
TIAA-CREF Equity Index	31,194,534	9,665,366	8,148,802	(184,038)	—	32,404,762
TIAA-CREF International Equity Index	10,156,407	3,954,323	2,496,845	(215,551)	—	10,769,714
	$49,351,799	$16,773,000	$13,011,750	$(611,626)	$59,217	$51,324,910
Lifecycle Index 2060 Fund
TIAA-CREF Bond Index	$1,075,600	$127,616	$132,999	$(1,182)	$11,885	$1,058,395
TIAA-CREF Emerging Markets Equity Index	658,474	110,710	32,151	(5,028)	—	617,228
TIAA-CREF Equity Index	6,766,318	270,750	287,205	614	—	6,681,115
TIAA-CREF International Equity Index	2,188,453	246,534	46,645	(2,475)	—	2,218,601
	$10,688,845	$755,610	$499,000	$(8,071)	$11,885	$10,575,339

68	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Index Retirement Income	$52,423,711	$4,369,747	$(203,103)	$4,166,644
Lifecycle Index 2010	182,250,103	24,019,242	(959,268)	23,059,974
Lifecycle Index 2015	318,533,241	47,078,440	(1,962,698)	45,115,742
Lifecycle Index 2020	547,871,058	73,857,735	(4,082,936)	69,774,799
Lifecycle Index 2025	550,346,671	81,522,812	(4,404,961)	77,117,851
Lifecycle Index 2030	566,643,209	94,461,943	(5,109,013)	89,352,930
Lifecycle Index 2035	538,623,428	99,692,009	(5,469,470)	94,222,539
Lifecycle Index 2040	613,310,013	130,262,412	(7,152,252)	123,110,160
Lifecycle Index 2045	335,615,311	49,258,171	(3,584,466)	45,673,705
Lifecycle Index 2050	227,498,433	31,942,666	(2,416,239)	29,526,427
Lifecycle Index 2055	46,287,046	5,475,845	(437,981)	5,037,864
Lifecycle Index 2060	10,569,661	288,504	(282,826)	5,678

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2015 were as follows:

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$26,982,844	$16,431,619
Lifecycle Index 2010	54,261,479	32,133,978
Lifecycle Index 2015	82,378,349	52,043,849
Lifecycle Index 2020	137,051,064	61,310,312
Lifecycle Index 2025	124,504,526	37,506,772
Lifecycle Index 2030	113,600,120	23,842,862
Lifecycle Index 2035	122,771,885	22,189,574
Lifecycle Index 2040	139,470,452	18,825,058
Lifecycle Index 2045	97,231,979	17,939,585
Lifecycle Index 2050	69,452,589	11,982,644
Lifecycle Index 2055	19,293,782	15,546,143
Lifecycle Index 2060	933,019	675,858

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	69

Notes to financial statements (unaudited)	concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2015 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifecycle Index Retirement Income	$855,076	$ 26,142	$881,218
Lifecycle Index 2010	3,607,902	298,202	3,906,104
Lifecycle Index 2015	6,608,471	255,658	6,864,129
Lifecycle Index 2020	9,891,760	397,006	10,288,766
Lifecycle Index 2025	10,073,340	429,463	10,502,803
Lifecycle Index 2030	10,548,745	478,526	11,027,271
Lifecycle Index 2035	10,146,413	511,926	10,658,339
Lifecycle Index 2040	12,266,835	646,862	12,913,697
Lifecycle Index 2045	5,586,265	267,344	5,853,609
Lifecycle Index 2050	3,665,686	170,889	3,836,575
Lifecycle Index 2055	843,204	34,520	877,724
Lifecycle Index 2060	210,425	—	210,425

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2015, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

70	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Lifecycle Index Funds ■ 2015 Semiannual Report	71

Additional information about index providers (unaudited)	concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

72	2015 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Understanding your Lifestyle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 17 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015–November 30, 2015).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Institutional Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Income Fund actual return	$1,000.00	$992.87	$0.50		$2.14
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.17
Conservative Fund actual return	1,000.00	984.44	0.50		2.33
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.38
Moderate Fund actual return	1,000.00	976.82	0.49		2.52
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.58
Growth Fund actual return	1,000.00	969.70	0.49		2.66
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.73
Aggressive Growth Fund actual return	1,000.00	963.67	0.49		2.75
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.83

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Income Fund; 0.47% for the Conservative Fund; 0.51% for the Moderate Fund; 0.54% for the Growth Fund; and 0.56% for the Aggressive Growth Fund.

6	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Income Fund actual return	$1,000.00	$991.38	$1.24		$2.89
5% annual hypothetical return	1,000.00	1,023.75	1.26		2.93
Conservative Fund actual return	1,000.00	983.75	1.24		3.07
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.13
Moderate Fund actual return	1,000.00	975.43	1.23		3.26
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.34
Growth Fund actual return	1,000.00	968.97	1.23		3.40
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.49
Aggressive Growth Fund actual return	1,000.00	963.62	1.23		3.49
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.59

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.58% for the Income Fund; 0.62% for the Conservative Fund; 0.66% for the Moderate Fund; 0.69% for the Growth Fund; and 0.71% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Income Fund actual return	$1,000.00	$990.88	$1.74		$3.38
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.44
Conservative Fund actual return	1,000.00	983.34	1.74		3.57
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.64
Moderate Fund actual return	1,000.00	975.70	1.73		3.75
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.84
Growth Fund actual return	1,000.00	968.90	1.72		3.89
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.99
Aggressive Growth Fund actual return	1,000.00	962.25	1.72		3.97
5% annual hypothetical return	1,000.00	1,023.25	1.77		4.09

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.68% for the Income Fund; 0.72% for the Conservative Fund; 0.76% for the Moderate Fund; 0.79% for the Growth Fund; and 0.81% for the Aggressive Growth Fund.

8	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended November 30, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retail Class	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Income Fund actual return	$1,000.00	$990.59	$1.89		$3.53
5% annual hypothetical return	1,000.00	1,023.10	1.92		3.59
Conservative Fund actual return	1,000.00	983.08	1.88		3.67
5% annual hypothetical return	1,000.00	1,023.10	1.92		3.74
Moderate Fund actual return	1,000.00	975.47	1.88		3.85
5% annual hypothetical return	1,000.00	1,023.10	1.92		3.94
Growth Fund actual return	1,000.00	968.86	1.92		4.09
5% annual hypothetical return	1,000.00	1,023.05	1.97		4.19
Aggressive Growth Fund actual return	1,000.00	962.20	2.06		4.32
5% annual hypothetical return	1,000.00	1,022.90	2.12		4.45

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.38% for the Income, Conservative and Moderate Funds; 0.39% for the Growth Fund; and 0.42% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.71% for the Income Fund; 0.74% for the Conservative Fund; 0.78% for the Moderate Fund; 0.83% for the Growth Fund; and 0.88% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	9

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2015

For the six-month period, two of the five TIAA-CREF Lifestyle Funds outperformed their composite benchmark indexes, two trailed their benchmarks and one matched its benchmark. Returns for the Institutional Class ranged from –0.71% for the Income Fund to –3.63% for the Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds. (All fund results are for the Institutional Class.)

U.S. economy gains momentum, growth overseas lags

The domestic economy strengthened on many fronts. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose 3.9% in the second calendar quarter and 2.0% in the third. National unemployment dropped further, inflation rose modestly and the price of oil plunged. Overseas, Europe’s economy picked up, Japan’s economy improved, but China’s growth slowed. The Federal Reserve did not raise its target for the federal funds rate but signaled a possible rate hike in December 2015. Central banks in Europe, Japan and China cut rates.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –1.05%. Large-cap stocks topped mid- and small-cap stocks. Growth stocks rose, but their value counterparts dropped sharply. However, small-cap and value stocks rallied later in the period. (Returns are based on Russell indexes.)

International stocks and bond prices languish

The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –10.16% for the six months in U.S. dollars. During the summer, U.S. and international stocks—particularly in emerging markets—dropped sharply in reaction to concerns about China’s slow growth and currency devaluation, the Greek credit crisis, geopolitical conflicts, oil prices and U.S. interest rates. In the fall, stocks rose after China introduced fresh stimulus, and U.S. wages, corporate earnings and labor participation improved. Stocks performed better in the second half of the period than the first.

Bond markets, particularly high-yield bonds, were volatile primarily due to interest rate uncertainties, as well as credit concerns within certain sectors, such as energy. The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.12%.

10	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Funds suffer losses as most equity and bond markets decline

All five Lifestyle Funds and their benchmarks posted negative results for the six months. The funds were negatively impacted by the broad weakness in stock and bond prices through their investments in underlying TIAA-CREF Funds.

The Lifestyle Funds may invest in up to four sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds pursue this strategy by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the six months, the Lifestyle Funds’ absolute returns—that is, without regard to the performance of their composite benchmarks—were hampered by declines in both stocks and bonds. Among the underlying U.S. equity funds, the worst performers were the Mid-Cap Value Fund, the Large-Cap Value Fund, the Mid-Cap Growth Fund and the Enhanced Large-Cap Value Index Fund. The Large-Cap Growth Fund performed best, followed by the Enhanced Large-Cap Growth Index Fund and the Small-Cap Equity Fund. In the fixed-income category, the Bond Plus Fund and the Short-Term Bond Fund ended slightly down and up, respectively. In absolute terms, the High-Yield Fund had the worst performance. All of the underlying international equity funds ended down. (All fund returns are for the Institutional Class.)

Domestic and international equities fuel relative performance

In terms of U.S. equity relative returns, the Large-Cap Growth Fund and the Small-Cap Equity Fund were the largest contributors to each of the five Lifestyle Funds, respectively. The Large-Cap Value Fund was the biggest detractor across all five funds.

In the international equity component, the International Opportunities Fund contributed most to each of the five funds and beat its benchmark. The Global Natural Resources Fund and the Emerging Markets Equity Fund also contributed significantly to all five funds. The International Equity Fund detracted from each of them.

In the fixed-income category, the Bond Plus Fund and the High-Yield Fund were the largest detractors in the five funds—with the exception of the Aggressive Growth Fund, whose target allocation is 100% equities. The Short-Term Bond Fund was a key contributor to the Income Fund and Conservative Fund and outperformed its benchmark. (Performance of the Lifestyle Funds’ underlying funds can be found at tiaa-cref.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	11

Lifestyle Income Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifestyle Income Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	–0.71%	1.06%	4.73%
Premier Class	12/9/2011	–0.86	0.91	4.56
Retirement Class	12/9/2011	–0.91	0.82	4.46
Retail Class	12/9/2011	–0.94	0.78	4.41
Lifestyle Income Fund
Composite Index*	—	–0.72	0.66	3.94	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	2.41	†
Russell 3000® Index	—	–1.05	2.58	15.90	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2015, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets
as of 11/30/2015
Equity
U.S. equity	13.4%
International equity	6.6
Fixed income
Fixed income	39.9
Short-term fixed income	39.9
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

12	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifestyle Conservative Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	–1.56%	1.26%	7.17%
Premier Class	12/9/2011	–1.62	1.02	6.99
Retirement Class	12/9/2011	–1.67	0.93	6.89
Retail Class	12/9/2011	–1.69	0.90	6.85
Lifestyle Conservative Fund
Composite Index*	—	–1.46	0.54	6.29	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	2.41	†
Russell 3000® Index	—	–1.05	2.58	15.90	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2015, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets
as of 11/30/2015
Equity
U.S. equity	26.8%
International equity	13.1
Fixed income
Fixed income	39.7
Short-term fixed income	19.9
Other assets & liabilities, net	0.5
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	13

Lifestyle Moderate Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifestyle Moderate Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	–2.32%	1.36%	9.62%
Premier Class	12/9/2011	–2.46	1.14	9.44
Retirement Class	12/9/2011	–2.43	1.12	9.36
Retail Class	12/9/2011	–2.45	1.02	9.30
Lifestyle Moderate Fund
Composite Index*	—	–2.24	0.36	8.65	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	15.90	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	2.41	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2015, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets
as of 11/30/2015
Equity
U.S. equity	40.9%
International equity	19.1
Fixed income	39.9
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

14	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifestyle Growth Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	–3.03%	1.33%	11.46%
Premier Class	12/9/2011	–3.10	1.19	11.30
Retirement Class	12/9/2011	–3.11	1.04	11.19
Retail Class	12/9/2011	–3.11	1.02	11.13
Lifestyle Growth Fund
Composite Index*	—	–3.03	0.00	10.69	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	15.90	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	2.41	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2015, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets
as of 11/30/2015
Equity
U.S. equity	54.7%
International equity	25.0
Fixed income	19.9
Other assets & liabilities, net	0.4
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	15

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2015

		Total return		Average annual total return
Lifestyle Aggressive Growth Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	–3.63%	1.35%	13.34%
Premier Class	12/9/2011	–3.64	1.21	13.18
Retirement Class	12/9/2011	–3.77	1.04	13.06
Retail Class	12/9/2011	–3.78	1.00	12.97
Lifestyle Aggressive Growth Fund
Composite Index*	—	–3.86	–0.42	12.71	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	15.90	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2015, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets
as of 11/30/2015
Equity
U.S. equity	68.8%
International equity	30.9
Other assets & liabilities, net	0.3
Total	100.0

Target allocation

16	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.9%
894,012	TIAA-CREF Bond Fund		$9,306,664	18.9%
937,259	TIAA-CREF Bond Plus Fund		9,813,098	20.0
54,534	TIAA-CREF High-Yield Fund		501,166	1.0
	TOTAL FIXED INCOME		19,620,928	39.9

INTERNATIONAL EQUITY — 6.6%
67,459	TIAA-CREF Emerging Markets Equity Fund		595,661	1.2
89,011	TIAA-CREF Enhanced International Equity Index Fund		643,551	1.3
18,874	TIAA-CREF Global Natural Resources Fund		135,324	0.3
102,963	TIAA-CREF International Equity Fund		1,120,233	2.3
70,127	TIAA-CREF International Opportunities Fund		734,932	1.5
	TOTAL INTERNATIONAL EQUITY		3,229,701	6.6

SHORT-TERM FIXED INCOME — 39.9%
2,994	TIAA-CREF Money Market Fund		2,994	0.0
1,901,111	TIAA-CREF Short-Term Bond Fund		19,619,467	39.9
	TOTAL SHORT-TERM FIXED INCOME		19,622,461	39.9

U.S. EQUITY — 13.4%
47,705	TIAA-CREF Enhanced Large-Cap Growth Index Fund		580,566	1.2
53,327	TIAA-CREF Enhanced Large-Cap Value Index Fund		542,338	1.1
114,168	TIAA-CREF Growth & Income Fund		1,440,802	2.9
105,394	TIAA-CREF Large-Cap Growth Fund		1,744,263	3.5
93,137	TIAA-CREF Large-Cap Value Fund		1,650,385	3.4
2,469	TIAA-CREF Mid-Cap Growth Fund		53,398	0.1
2,309	TIAA-CREF Mid-Cap Value Fund		54,487	0.1
29,701	TIAA-CREF Small-Cap Equity Fund		541,453	1.1
	TOTAL U.S. EQUITY		6,607,692	13.4
	TOTAL TIAA-CREF FUNDS	(Cost $48,430,006)	49,080,782	99.8

	TOTAL PORTFOLIO	(Cost $48,430,006)	49,080,782	99.8
	OTHER ASSETS & LIABILITIES, NET		114,539	0.2
	NET ASSETS		$49,195,321	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	17

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.5% (a)

FIXED INCOME — 39.7%
1,064,201	TIAA-CREF Bond Fund		$11,078,333	8.9%
3,538,878	TIAA-CREF Bond Plus Fund		37,052,053	29.8
137,368	TIAA-CREF High-Yield Fund		1,262,410	1.0
	TOTAL FIXED INCOME		49,392,796	39.7

INTERNATIONAL EQUITY — 13.1%
338,710	TIAA-CREF Emerging Markets Equity Fund		2,990,808	2.4
447,995	TIAA-CREF Enhanced International Equity Index Fund		3,239,007	2.6
94,898	TIAA-CREF Global Natural Resources Fund		680,422	0.6
517,943	TIAA-CREF International Equity Fund		5,635,223	4.5
352,709	TIAA-CREF International Opportunities Fund		3,696,391	3.0
	TOTAL INTERNATIONAL EQUITY		16,241,851	13.1

SHORT-TERM FIXED INCOME — 19.9%
4,722	TIAA-CREF Money Market Fund		4,722	0.0
2,393,369	TIAA-CREF Short-Term Bond Fund		24,699,572	19.9
	TOTAL SHORT-TERM FIXED INCOME		24,704,294	19.9

U.S. EQUITY — 26.8%
240,240	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,923,724	2.4
268,786	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,733,556	2.2
574,489	TIAA-CREF Growth & Income Fund		7,250,048	5.8
530,130	TIAA-CREF Large-Cap Growth Fund		8,773,659	7.1
468,320	TIAA-CREF Large-Cap Value Fund		8,298,631	6.7
12,423	TIAA-CREF Mid-Cap Growth Fund		268,700	0.2
11,588	TIAA-CREF Mid-Cap Value Fund		273,473	0.2
149,647	TIAA-CREF Small-Cap Equity Fund		2,728,057	2.2
	TOTAL U.S. EQUITY		33,249,848	26.8
	TOTAL TIAA-CREF FUNDS	(Cost $121,041,383)	123,588,789	99.5

	TOTAL PORTFOLIO	(Cost $121,041,383)	123,588,789	99.5
	OTHER ASSETS & LIABILITIES, NET		598,595	0.5
	NET ASSETS		$124,187,384	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

18	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2015

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.9%
6,063,412	TIAA-CREF Bond Plus Fund		$63,483,918	38.9%
181,295	TIAA-CREF High-Yield Fund		1,666,100	1.0
	TOTAL FIXED INCOME		65,150,018	39.9

INTERNATIONAL EQUITY — 19.1%
613,942	TIAA-CREF Emerging Markets Equity Fund		5,421,111	3.3
886,379	TIAA-CREF Enhanced International Equity Index Fund		6,408,520	3.9
187,676	TIAA-CREF Global Natural Resources Fund		1,345,640	0.8
980,419	TIAA-CREF International Equity Fund		10,666,962	6.6
697,506	TIAA-CREF International Opportunities Fund		7,309,863	4.5
	TOTAL INTERNATIONAL EQUITY		31,152,096	19.1

SHORT-TERM FIXED INCOME — 0.0%
6,347	TIAA-CREF Money Market Fund		6,347	0.0
	TOTAL SHORT-TERM FIXED INCOME		6,347	0.0

U.S. EQUITY — 40.9%
495,347	TIAA-CREF Enhanced Large-Cap Growth Index Fund		6,028,373	3.7
555,699	TIAA-CREF Enhanced Large-Cap Value Index Fund		5,651,457	3.4
1,137,128	TIAA-CREF Growth & Income Fund		14,350,560	8.8
1,049,662	TIAA-CREF Large-Cap Growth Fund		17,371,910	10.6
927,665	TIAA-CREF Large-Cap Value Fund		16,438,217	10.1
35,829	TIAA-CREF Mid-Cap Growth Fund		774,976	0.5
33,333	TIAA-CREF Mid-Cap Value Fund		786,653	0.5
296,094	TIAA-CREF Small-Cap Equity Fund		5,397,788	3.3
	TOTAL U.S. EQUITY		66,799,934	40.9
	TOTAL TIAA-CREF FUNDS	(Cost $158,639,692)	163,108,395	99.9

	TOTAL PORTFOLIO	(Cost $158,639,692)	163,108,395	99.9
	OTHER ASSETS & LIABILITIES, NET		103,085	0.1
	NET ASSETS		$163,211,480	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	19

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 19.9%
1,364,901	TIAA-CREF Bond Plus Fund		$14,290,513	18.9%
83,650	TIAA-CREF High-Yield Fund		768,743	1.0
	TOTAL FIXED INCOME		15,059,256	19.9

INTERNATIONAL EQUITY — 25.0%
360,698	TIAA-CREF Emerging Markets Equity Fund		3,184,967	4.2
546,564	TIAA-CREF Enhanced International Equity Index Fund		3,951,656	5.2
115,983	TIAA-CREF Global Natural Resources Fund		831,596	1.1
590,543	TIAA-CREF International Equity Fund		6,425,108	8.5
430,422	TIAA-CREF International Opportunities Fund		4,510,818	6.0
	TOTAL INTERNATIONAL EQUITY		18,904,145	25.0

SHORT-TERM FIXED INCOME — 0.0%
3,306	TIAA-CREF Money Market Fund		3,306	0.0
	TOTAL SHORT-TERM FIXED INCOME		3,306	0.0

U.S. EQUITY — 54.7%
310,990	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,784,748	5.0
349,456	TIAA-CREF Enhanced Large-Cap Value Index Fund		3,553,971	4.7
699,973	TIAA-CREF Growth & Income Fund		8,833,656	11.7
645,594	TIAA-CREF Large-Cap Growth Fund		10,684,573	14.1
571,011	TIAA-CREF Large-Cap Value Fund		10,118,310	13.4
25,585	TIAA-CREF Mid-Cap Growth Fund		553,408	0.7
23,605	TIAA-CREF Mid-Cap Value Fund		557,076	0.7
182,136	TIAA-CREF Small-Cap Equity Fund		3,320,339	4.4
	TOTAL U.S. EQUITY		41,406,081	54.7
	TOTAL TIAA-CREF FUNDS	(Cost $70,748,325)	75,372,788	99.6

	TOTAL PORTFOLIO	(Cost $70,748,325)	75,372,788	99.6
	OTHER ASSETS & LIABILITIES, NET		325,902	0.4
	NET ASSETS		$75,698,690	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

20	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.7% (a)

INTERNATIONAL EQUITY — 30.9%
250,820	TIAA-CREF Emerging Markets Equity Fund		$2,214,739	5.1%
389,548	TIAA-CREF Enhanced International Equity Index Fund		2,816,431	6.5
82,497	TIAA-CREF Global Natural Resources Fund		591,501	1.4
414,717	TIAA-CREF International Equity Fund		4,512,125	10.5
306,570	TIAA-CREF International Opportunities Fund		3,212,851	7.4
	TOTAL INTERNATIONAL EQUITY		13,347,647	30.9

SHORT-TERM FIXED INCOME — 0.0%
4,049	TIAA-CREF Money Market Fund		4,049	0.0
	TOTAL SHORT-TERM FIXED INCOME		4,049	0.0

U.S. EQUITY — 68.8%
224,652	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,734,009	6.3
252,648	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,569,428	6.0
499,500	TIAA-CREF Growth & Income Fund		6,303,687	14.6
460,927	TIAA-CREF Large-Cap Growth Fund		7,628,339	17.7
406,910	TIAA-CREF Large-Cap Value Fund		7,210,441	16.7
19,699	TIAA-CREF Mid-Cap Growth Fund		426,082	1.0
18,220	TIAA-CREF Mid-Cap Value Fund		429,990	1.0
130,121	TIAA-CREF Small-Cap Equity Fund		2,372,097	5.5
	TOTAL U.S. EQUITY		29,674,073	68.8
	TOTAL TIAA-CREF FUNDS	(Cost $37,565,594)	43,025,769	99.7

	TOTAL PORTFOLIO	(Cost $37,565,594)	43,025,769	99.7
	OTHER ASSETS & LIABILITIES, NET		128,684	0.3
	NET ASSETS		$43,154,453	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	21

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2015

		Lifestyle			Lifestyle
	Lifestyle	Conservative	Lifestyle	Lifestyle	Aggressive
	Income Fund	Fund	Moderate Fund	Growth Fund	Growth Fund

ASSETS
Affiliated investments, at value‡	$49,080,782	$123,588,789	$163,108,395	$75,372,788	$43,025,769
Cash	47,493	94,752	91,661	—	71,174
Receivable from securities transactions	29,174	120,155	219,635	258,652	53,141
Receivable from Fund shares sold	80,266	558,887	29,607	262,645	88,482
Dividends and interest receivable	79,482	163,860	173,027	42,691	—
Due from affiliates	8,707	10,603	15,732	7,600	4,456
Other	20,663	22,101	23,574	21,718	21,256
Total assets	49,346,567	124,559,147	163,661,631	75,966,094	43,264,278

LIABILITIES
Management fees payable	939	2,367	3,120	1,448	820
Service agreement fees payable	606	1,142	2,112	1,059	771
Distribution fees payable	7,478	19,876	23,913	10,753	5,386
Due to affiliates	163	259	283	156	146
Overdraft payable	—	—	—	132,336	—
Payable for securities transactions	103,924	248,406	314,135	92,152	80,891
Payable for Fund shares redeemed	22,500	74,229	77,870	11,000	4,900
Payable for trustee compensation	1,080	1,968	2,409	1,319	1,106
Accrued expenses and other payables	14,556	23,516	26,309	17,181	15,805
Total liabilities	151,246	371,763	450,151	267,404	109,825

NET ASSETS	$49,195,321	$124,187,384	$163,211,480	$75,698,690	$43,154,453

NET ASSETS CONSIST OF:
Paid-in-capital	$48,216,444	$120,164,263	$155,957,282	$69,347,068	$36,132,319
Undistributed net investment income (loss)	136,921	259,369	253,966	239,338	(92,341)
Accumulated net realized gain (loss) on total investments	191,180	1,216,346	2,531,529	1,487,821	1,654,300
Net unrealized appreciation (depreciation) on total investments	650,776	2,547,406	4,468,703	4,624,463	5,460,175

NET ASSETS	$49,195,321	$124,187,384	$163,211,480	$75,698,690	$43,154,453

INSTITUTIONAL CLASS:
Net assets	$751,189	$2,615,826	$1,255,614	$2,234,085	$1,566,632
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	69,125	220,610	97,578	162,354	107,369
Net asset value per share	$10.87	$11.86	$12.87	$13.76	$14.59

PREMIER CLASS:
Net assets	$1,189,044	$1,314,720	$1,428,506	$1,535,821	$1,636,175
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	109,511	110,927	111,045	111,786	112,322
Net asset value per share	$10.86	$11.85	$12.86	$13.74	$14.57

RETIREMENT CLASS:
Net assets	$12,688,784	$23,632,086	$44,135,628	$22,039,152	$16,370,888
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,168,911	1,995,441	3,433,296	1,607,803	1,126,494
Net asset value per share	$10.86	$11.84	$12.86	$13.71	$14.53

RETAIL CLASS:
Net assets	$34,566,304	$96,624,752	$116,391,732	$49,889,632	$23,580,758
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,183,386	8,160,576	9,057,123	3,644,323	1,624,764
Net asset value per share	$10.86	$11.84	$12.85	$13.69	$14.51
‡ Affiliated investments, cost	$48,430,006	$121,041,383	$158,639,692	$70,748,325	$37,565,594

22	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	23

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the period ended November 30, 2015

		Lifestyle			Lifestyle
	Lifestyle	Conservative	Lifestyle	Lifestyle	Aggressive
	Income Fund	Fund	Moderate Fund	Growth Fund	Growth Fund
INVESTMENT INCOME
Dividends from affiliated investments	$509,815	$973,489	$1,040,765	$304,611	$40,962
Total income	509,815	973,489	1,040,765	304,611	40,962

EXPENSES
Management fees	27,631	61,492	79,009	40,586	25,055
Shareholder servicing — Institutional Class	15	16	60	109	16
Shareholder servicing — Premier Class	48	44	11	41	11
Shareholder servicing — Retirement Class	19,090	31,595	52,119	31,790	24,089
Shareholder servicing — Retail Class	4,900	11,790	14,961	10,408	9,472
Distribution fees — Premier Class	902	986	1,072	1,150	1,225
Distribution fees — Retail Class	46,330	115,859	140,639	65,207	32,799
Registration fees	26,954	29,575	30,296	26,766	26,965
Professional fees	11,874	12,147	12,297	11,963	11,861
Custody and accounting fees	7,690	7,898	7,763	7,695	7,609
Administrative service fees	740	1,578	2,080	1,115	674
Trustee fees and expenses	253	596	687	367	257
Other expenses	10,599	17,925	19,933	12,949	9,750
Total expenses	157,026	291,501	360,927	210,146	149,783
Less: Expenses reimbursed by the investment adviser	(57,573)	(69,221)	(72,731)	(61,055)	(57,120)
Net expenses	99,453	222,280	288,196	149,091	92,663

Net investment income (loss)	410,362	751,209	752,569	155,520	(51,701)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(105,160)	(329,906)	(437,952)	(503,731)	(185,368)
Realized gain (loss) from sale of unaffiliated investments	916	(3,062)	—	5,528	4,181
Net realized gain (loss) from investments	(104,244)	(332,968)	(437,952)	(498,203)	(181,187)
Net change in unrealized appreciation (depreciation) from affiliated investments	(816,941)	(2,217,265)	(3,948,913)	(2,102,647)	(1,994,574)
Net realized and unrealized gain (loss) from investments	(921,185)	(2,550,233)	(4,386,865)	(2,600,850)	(2,175,761)
Net increase (decrease) in net assets from operations	$(510,823)	$(1,799,024)	$(3,634,296)	$(2,445,330)	$(2,227,462)

24	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	25

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$410,362	$717,355	$751,209	$1,427,267	$752,569	$1,868,608
Net realized gain (loss) from investments		(104,244)	752,669	(332,968)	2,618,264	(437,952)	4,838,194
Net change in unrealized appreciation (depreciation) from affiliated investments		(816,941)	70,928	(2,217,265)	625,863	(3,948,913)	1,576,472
Net increase (decrease) in net assets from operations		(510,823)	1,540,952	(1,799,024)	4,671,394	(3,634,296)	8,283,274

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,894)	(39,668)	(26,633)	(87,743)	(14,943)	(76,402)
	Premier Class	(9,316)	(24,362)	(8,031)	(30,882)	(7,075)	(38,593)
	Retirement Class	(112,036)	(262,824)	(146,836)	(472,510)	(184,118)	(961,718)
	Retail Class	(257,293)	(651,824)	(501,618)	(1,648,957)	(476,824)	(2,270,110)
From realized gains:	Institutional Class	—	(12,308)	—	(31,246)	—	(31,900)
	Premier Class	—	(8,095)	—	(11,832)	—	(16,784)
	Retirement Class	—	(95,272)	—	(188,573)	—	(439,437)
	Retail Class	—	(238,230)	—	(670,160)	—	(1,045,886)
Total distributions		(394,539)	(1,332,583)	(683,118)	(3,141,903)	(682,960)	(4,880,830)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	46,595	167,143	120,006	795,595	274,800	392,534
	Premier Class	—	13,337	—	10,001	—	—
	Retirement Class	3,611,582	5,732,677	9,335,885	7,608,930	9,186,955	16,050,262
	Retail Class	6,255,277	15,115,569	22,613,598	40,239,539	25,931,266	47,410,351
Reinvestments of distributions:	Institutional Class	10,810	51,976	22,123	118,989	10,823	108,302
	Premier Class	4,518	32,457	3,937	42,714	3,368	55,377
	Retirement Class	94,060	358,096	131,405	661,083	180,028	1,401,155
	Retail Class	234,704	855,893	476,000	2,257,937	456,739	3,270,489
Redemptions:	Institutional Class	(1,195,893)	(16,269)	(1,460,098)	(61,631)	(1,630,113)	(400,487)
	Premier Class	(13,137)	—	—	—	—	—
	Retirement Class	(6,230,377)	(1,670,985)	(8,238,615)	(3,761,578)	(3,992,927)	(11,142,210)
	Retail Class	(8,272,087)	(5,372,510)	(10,694,395)	(13,549,340)	(14,248,642)	(11,326,701)
Net increase (decrease) from shareholder transactions		(5,453,948)	15,267,384	12,309,846	34,362,239	16,172,297	45,819,072
Net increase (decrease) in net assets		(6,359,310)	15,475,753	9,827,704	35,891,730	11,855,041	49,221,516

NET ASSETS
Beginning of period		55,554,631	40,078,878	114,359,680	78,467,950	151,356,439	102,134,923
End of period		$49,195,321	$55,554,631	$124,187,384	$114,359,680	$163,211,480	$151,356,439
Undistributed net investment income (loss) included in net assets		$136,921	$121,098	$259,369	$191,278	$253,966	$184,357

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,307	15,235	10,109	67,080	21,326	30,464
	Premier Class	—	1,205	—	850	—	—
	Retirement Class	332,483	522,296	791,796	635,261	716,347	1,231,181
	Retail Class	576,423	1,374,648	1,907,590	3,357,932	2,017,414	3,647,914
Shares reinvested:	Institutional Class	995	4,776	1,870	10,068	839	8,478
	Premier Class	413	2,983	327	3,616	256	4,339
	Retirement Class	8,683	32,927	11,177	55,984	14,163	109,860
	Retail Class	21,688	78,703	40,487	191,388	35,892	256,632
Shares redeemed:	Institutional Class	(110,323)	(1,487)	(123,023)	(5,166)	(126,073)	(31,239)
	Premier Class	(1,215)	—	—	—	—	—
	Retirement Class	(574,031)	(151,979)	(693,897)	(315,579)	(310,178)	(855,698)
	Retail Class	(762,715)	(489,365)	(900,800)	(1,131,382)	(1,107,190)	(872,441)
Net increase (decrease) from shareholder transactions		(503,292)	1,389,942	1,045,636	2,870,052	1,262,796	3,529,490

26	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	27

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2015	May 31, 2015	November 30, 2015	May 31, 2015
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$155,520	$749,241	$(51,701)	$445,496
Net realized gain (loss) from investments		(498,203)	3,037,795	(181,187)	2,865,993
Net change in unrealized appreciation (depreciation) from affiliated investments		(2,102,647)	1,106,861	(1,994,574)	949,541
Net increase (decrease) in net assets from operations		(2,445,330)	4,893,897	(2,227,462)	4,261,030

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(50,078)	—	(75,403)
	Premier Class	—	(38,693)	—	(40,130)
	Retirement Class	—	(471,830)	—	(477,773)
	Retail Class	—	(1,001,757)	—	(606,421)
From realized gains:	Institutional Class	—	(30,968)	—	(67,277)
	Premier Class	—	(25,217)	—	(37,720)
	Retirement Class	—	(317,161)	—	(468,495)
	Retail Class	—	(676,882)	—	(603,225)
Total distributions		—	(2,612,586)	—	(2,376,444)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	568,829	296,272	397,534	516,410
	Premier Class	—	5,000	—	—
	Retirement Class	6,869,635	8,824,049	3,614,021	5,110,754
	Retail Class	11,104,628	21,036,192	5,402,171	9,631,791
Reinvestments of distributions:	Institutional Class	—	81,046	—	142,680
	Premier Class	—	63,910	—	77,850
	Retirement Class	—	788,991	—	946,268
	Retail Class	—	1,663,779	—	1,197,845
Redemptions:	Institutional Class	(350,132)	(139,678)	(1,761,553)	(238,345)
	Premier Class	—	—	—	—
	Retirement Class	(8,619,159)	(2,339,378)	(8,270,379)	(4,372,663)
	Retail Class	(10,014,121)	(4,160,455)	(9,041,738)	(4,566,766)
Net increase (decrease) from shareholder transactions		(440,320)	26,119,728	(9,659,944)	8,445,824
Net increase (decrease) in net assets		(2,885,650)	28,401,039	(11,887,406)	10,330,410

NET ASSETS
Beginning of period		78,584,340	50,183,301	55,041,859	44,711,449
End of period		$75,698,690	$78,584,340	$43,154,453	$55,041,859
Undistributed net investment income (loss) included in net assets		$239,338	$83,818	$(92,341)	$(40,640)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	41,498	21,071	27,111	34,736
	Premier Class	—	359	—	—
	Retirement Class	505,939	636,241	250,131	347,764
	Retail Class	811,919	1,527,553	372,352	658,618
Shares reinvested:	Institutional Class	—	6,012	—	9,992
	Premier Class	—	4,741	—	5,452
	Retirement Class	—	58,617	—	66,358
	Retail Class	—	123,701	—	84,059
Shares redeemed:	Institutional Class	(25,970)	(9,967)	(124,126)	(16,377)
	Premier Class	—	—	—	—
	Retirement Class	(631,274)	(170,094)	(574,325)	(301,471)
	Retail Class	(732,542)	(301,644)	(627,257)	(312,960)
Net increase (decrease) from shareholder transactions		(30,430)	1,896,590	(676,114)	576,171

28	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	29

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE INCOME FUND
Institutional Class:	11/30/15	#	$11.04	$0.10		$(0.18)	$(0.08)	$(0.09)	$—	$(0.09)	$10.87	(0.71)%[b]		$751		0.31%[c]		0.10%[c]		1.74%[c]		15%[b]
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
	5/31/14		10.76	0.19		0.38	0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712		0.52		0.10		1.75		16
	5/31/13		10.24	0.20		0.60	0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444		0.82		0.10		1.88		21
	5/31/12	‡	10.00	0.09		0.21	0.30	(0.06)	—	(0.06)	10.24	2.95	[b]	1,030		2.98	[c]	0.10	[c]	1.81	[c]	3	[b]
Premier Class:	11/30/15	#	11.04	0.09		(0.19)	(0.10)	(0.08)	—	(0.08)	10.86	(0.86)[b]		1,189		0.47	[c]	0.25	[c]	1.60	[c]	15	[b]
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
	5/31/14		10.76	0.18		0.38	0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167		0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60	0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352		0.96		0.25		1.74		21
	5/31/12	‡	10.00	0.08		0.21	0.29	(0.05)	—	(0.05)	10.24	2.91	[b]	1,065		3.13	[c]	0.25	[c]	1.66	[c]	3	[b]
Retirement Class:	11/30/15	#	11.04	0.08		(0.18)	(0.10)	(0.08)	—	(0.08)	10.86	(0.91)[b]		12,689		0.56	[c]	0.35	[c]	1.49	[c]	15	[b]
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981		0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59	0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840		1.05		0.35		1.65		21
	5/31/12	‡	10.00	0.08		0.21	0.29	(0.05)	—	(0.05)	10.24	2.88	[b]	4,127		2.83	[c]	0.35	[c]	1.56	[c]	3	[b]
Retail Class:	11/30/15	#	11.04	0.08		(0.18)	(0.10)	(0.08)	—	(0.08)	10.86	(0.94)[b]		34,566		0.59	[c]	0.38	[c]	1.47	[c]	15	[b]
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218		0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60	0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670		1.08		0.38		1.61		21
	5/31/12	‡	10.00	0.07		0.20	0.27	(0.04)	—	(0.04)	10.23	2.73	[b]	4,979		2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/15	#	12.13	0.09		(0.28)	(0.19)	(0.08)	—	(0.08)	11.86	(1.56)[b]		2,616		0.21	[c]	0.10	[c]	1.47	[c]	16	[b]
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13		4,021		0.25		0.10		1.70		13
	5/31/14		11.36	0.19		0.79	0.98	(0.30)	(0.09)	(0.39)	11.95	8.82		3,103		0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12	1.33	(0.25)	(0.01)	(0.26)	11.36	13.12		1,520		0.70		0.10		1.94		24
	5/31/12	‡	10.00	0.08		0.26	0.34	(0.05)	—	(0.05)	10.29	3.38	[b]	1,033		2.81	[c]	0.10	[c]	1.54	[c]	17	[b]
Premier Class:	11/30/15	#	12.12	0.08		(0.28)	(0.20)	(0.07)	—	(0.07)	11.85	(1.62)[b]		1,315		0.37	[c]	0.25	[c]	1.33	[c]	16	[b]
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88		1,341		0.41		0.25		1.57		13
	5/31/14		11.36	0.20		0.76	0.96	(0.28)	(0.09)	(0.37)	11.95	8.66		1,268		0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13	1.33	(0.24)	(0.01)	(0.25)	11.36	13.07		1,768		0.83		0.25		1.83		24
	5/31/12	‡	10.00	0.07		0.25	0.32	(0.04)	—	(0.04)	10.28	3.23	[b]	1,505		2.90	[c]	0.25	[c]	1.39	[c]	17	[b]
Retirement Class:	11/30/15	#	12.11	0.07		(0.27)	(0.20)	(0.07)	—	(0.07)	11.84	(1.67)[b]		23,632		0.46	[c]	0.35	[c]	1.23	[c]	16	[b]
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79		22,852		0.50		0.35		1.47		13
	5/31/14		11.35	0.17		0.79	0.96	(0.28)	(0.09)	(0.37)	11.94	8.59		18,039		0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12	1.31	(0.23)	(0.01)	(0.24)	11.35	12.87		9,012		0.92		0.35		1.70		24
	5/31/12	‡	10.00	0.06		0.26	0.32	(0.04)	—	(0.04)	10.28	3.20	[b]	4,189		2.66	[c]	0.35	[c]	1.29	[c]	17	[b]
Retail Class:	11/30/15	#	12.11	0.07		(0.28)	(0.21)	(0.06)	—	(0.06)	11.84	(1.69)[b]		96,625		0.49	[c]	0.38	[c]	1.21	[c]	16	[b]
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77		86,146		0.52		0.38		1.45		13
	5/31/14		11.35	0.17		0.78	0.95	(0.27)	(0.09)	(0.36)	11.94	8.55		56,057		0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13	1.31	(0.23)	(0.01)	(0.24)	11.35	12.86		21,456		0.96		0.38		1.64		24
	5/31/12	‡	10.00	0.06		0.26	0.32	(0.04)	—	(0.04)	10.28	3.16	[b]	5,624		2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

30	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	31

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE MODERATE FUND
Institutional Class:	11/30/15	#	$13.25	$0.08		$(0.39)	$(0.31)	$(0.07)	$—	$(0.07)	$12.87	(2.32)%[b]		$1,256		0.20%[c]		0.10%[c]		1.21%[c]		10%[b]
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81		2,670		0.23		0.10		1.78		13
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)	(0.47)	12.93	12.29		2,506		0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67	1.90	(0.26)	(0.01)	(0.27)	11.96	18.60		1,419		0.69		0.10		2.04		34
	5/31/12‡		10.00	0.06		0.31	0.37	(0.04)	—	(0.04)	10.33	3.69	[b]	1,037		2.77	[c]	0.10	[c]	1.28	[c]	11	[b]
Premier Class:	11/30/15	#	13.25	0.07		(0.40)	(0.33)	(0.06)	—	(0.06)	12.86	(2.46)[b]		1,429		0.34	[c]	0.25	[c]	1.07	[c]	10	[b]
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65		1,468		0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)	(0.46)	12.93	12.22		1,376		0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67	1.88	(0.25)	(0.01)	(0.26)	11.95	18.33		1,256		0.83		0.25		1.90		34
	5/31/12	‡	10.00	0.06		0.31	0.37	(0.04)	—	(0.04)	10.33	3.65	[b]	1,036		2.92	[c]	0.25	[c]	1.13	[c]	11	[b]
Retirement Class:	11/30/15	#	13.24	0.06		(0.38)	(0.32)	(0.06)	—	(0.06)	12.86	(2.43)[b]		44,136		0.44	[c]	0.35	[c]	0.97	[c]	10	[b]
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56		39,886		0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)	(0.45)	12.92	12.06		32,655		0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69	1.88	(0.24)	(0.01)	(0.25)	11.95	18.35		12,300		0.92		0.35		1.72		34
	5/31/12	‡	10.00	0.05		0.30	0.35	(0.03)	—	(0.03)	10.32	3.52	[b]	4,244		2.63	[c]	0.35	[c]	1.03	[c]	11	[b]
Retail Class:	11/30/15	#	13.23	0.06		(0.39)	(0.33)	(0.05)	—	(0.05)	12.85	(2.45)[b]		116,392		0.47	[c]	0.38	[c]	0.94	[c]	10	[b]
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46		107,332		0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)	(0.44)	12.92	12.01		65,598		0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68	1.87	(0.23)	(0.01)	(0.24)	11.95	18.31		21,809		0.97		0.39		1.67		34
	5/31/12	‡	10.00	0.05		0.30	0.35	(0.03)	—	(0.03)	10.32	3.48	[b]	6,648		2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

LIFESTYLE GROWTH FUND
Institutional Class:	11/30/15	#	14.19	0.04		(0.47)	(0.43)	—	—	—	13.76	(3.03)[b]		2,234		0.26	[c]	0.10	[c]	0.64	[c]	22	[b]
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92		2,083		0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)	(0.64)	13.75	15.28		1,783		0.47		0.10		1.37		16
	5/31/13		10.32	0.21		2.20	2.41	(0.22)	(0.01)	(0.23)	12.50	23.63		1,420		0.77		0.10		1.80		30
	5/31/12	‡	10.00	0.03		0.29	0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.24	[b]	1,033		2.77	[c]	0.10	[c]	0.64	[c]	7	[b]
Premier Class:	11/30/15	#	14.18	0.03		(0.47)	(0.44)	—	—	—	13.74	(3.10)[b]		1,536		0.41	[c]	0.25	[c]	0.50	[c]	22	[b]
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77		1,585		0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)	(0.61)	13.74	15.01		1,465		0.62		0.25		1.28		16
	5/31/13		10.32	0.18		2.22	2.40	(0.21)	(0.01)	(0.22)	12.50	23.46		1,580		0.91		0.25		1.55		30
	5/31/12	‡	10.00	0.02		0.30	0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.23	[b]	1,065		2.92	[c]	0.25	[c]	0.49	[c]	7	[b]
Retirement Class:	11/30/15	#	14.15	0.03		(0.47)	(0.44)	—	—	—	13.71	(3.11)[b]		22,039		0.50	[c]	0.35	[c]	0.40	[c]	22	[b]
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62		24,527		0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)	(0.61)	13.72	14.91		16,575		0.71		0.35		1.14		16
	5/31/13		10.31	0.16		2.23	2.39	(0.20)	(0.01)	(0.21)	12.49	23.39		10,027		1.00		0.35		1.41		30
	5/31/12	‡	10.00	0.02		0.29	0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.13	[b]	4,203		2.63	[c]	0.35	[c]	0.39	[c]	7	[b]
Retail Class:	11/30/15	#	14.13	0.02		(0.46)	(0.44)	—	—	—	13.69	(3.11)[b]		49,890		0.54	[c]	0.39	[c]	0.36	[c]	22	[b]
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61		50,390		0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)	(0.61)	13.70	14.81		30,360		0.76		0.41		1.07		16
	5/31/13		10.31	0.16		2.22	2.38	(0.20)	(0.01)	(0.21)	12.48	23.26		12,800		1.06		0.40		1.40		30
	5/31/12	‡	10.00	0.01		0.30	0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.12	[b]	5,249		2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

32	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	33

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment	Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income	turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss )	rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/15	#	$15.14	$0.00	[d]	$(0.55)	$(0.55)	$—	$—	$—	$14.59	(3.63)%[b]		$1,567		0.33%[c]		0.10%[c]		0.06%[c]	16%[b]
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13		3,094		0.35		0.10		1.18	14
	5/31/14		13.01	0.13		2.23	2.36	(0.48)	(0.29)	(0.77)	14.60	18.34		2,570		0.49		0.10		0.91	24
	5/31/13		10.29	0.17		2.74	2.91	(0.18)	(0.01)	(0.19)	13.01	28.51		1,514		0.82		0.10		1.48	29
	5/31/12	‡	10.00	0.00	[d]	0.29	0.29	—	—	—	10.29	2.90	[b]	1,029		2.79	[c]	0.10	[c]	0.01 [c]	2	[b]
Premier Class:	11/30/15	#	15.12	(0.01)		(0.54)	(0.55)	—	—	—	14.57	(3.64)[b]		1,636		0.48	[c]	0.25	[c]	(0.09)[c]	16	[b]
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92		1,699		0.50		0.25		1.01	14
	5/31/14		13.00	0.15		2.18	2.33	(0.45)	(0.29)	(0.74)	14.59	18.16		1,559		0.64		0.25		1.09	24
	5/31/13		10.28	0.15		2.75	2.90	(0.17)	(0.01)	(0.18)	13.00	28.36		1,543		0.95		0.25		1.28	29
	5/31/12	‡	10.00	(0.01)		0.29	0.28	—	—	—	10.28	2.80	[b]	1,038		2.94	[c]	0.25	[c]	(0.14)[c]	2	[b]
Retirement Class:	11/30/15	#	15.10	(0.01)		(0.56)	(0.57)	—	—	—	14.53	(3.77)[b]		16,371		0.58	[c]	0.35	[c]	(0.18)[c]	16	[b]
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89		21,900		0.59		0.35		0.89	14
	5/31/14		12.99	0.11		2.20	2.31	(0.45)	(0.29)	(0.74)	14.56	18.00		19,483		0.73		0.35		0.77	24
	5/31/13		10.28	0.12		2.76	2.88	(0.16)	(0.01)	(0.17)	12.99	28.19		10,585		1.05		0.35		1.04	29
	5/31/12	‡	10.00	(0.01)		0.29	0.28	—	—	—	10.28	2.80	[b]	4,224		2.65	[c]	0.35	[c]	(0.24)[c]	2	[b]
Retail Class:	11/30/15	#	15.08	(0.02)		(0.55)	(0.57)	—	—	—	14.51	(3.78)[b]		23,581		0.65	[c]	0.42	[c]	(0.26)[c]	16	[b]
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79		28,349		0.66		0.42		0.87	14
	5/31/14		12.99	0.10		2.19	2.29	(0.44)	(0.29)	(0.73)	14.55	17.86		21,100		0.82		0.44		0.71	24
	5/31/13		10.27	0.13		2.75	2.88	(0.15)	(0.01)	(0.16)	12.99	28.21		10,109		1.12		0.42		1.09	29
	5/31/12	‡	10.00	(0.02)		0.29	0.27	—	—	—	10.27	2.70	[b]	5,039		2.66	[c]	0.49	[c]	(0.37)[c]	2	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
#	Unaudited
‡	The Fund commenced operations on December 9, 2011.

34	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	35

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly

36	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets,

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	37

Notes to financial statements (unaudited)

and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2015, there were no transfers between levels by the Funds.

As of November 30, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense

38	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

reimbursement arrangements will continue through at least September 30, 2016, unless changed with the approval of the Board.

During the period ended November 30, 2015, TIAA received total proceeds from redemptions of $10,500,000 from the Lifestyle Income Fund, $11,300,000 from the Lifestyle Conservative Fund, $8,400,000 from the Lifestyle Moderate Fund, $11,400,000 from the Lifestyle Growth Fund and $11,000,000 from the Lifestyle Aggressive Growth Fund.

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2015:

Fund	TIAA
Lifestyle Income	2%
Lifestyle Conservative	1
Lifestyle Moderate	1
Lifestyle Growth	4
Lifestyle Aggressive Growth	4

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifestyle Income Fund
TIAA-CREF Bond	$10,536,070	$1,415,281	$2,488,496	$(35,866)	$139,486	$9,306,664
TIAA-CREF Bond Plus	11,035,052	1,528,712	2,527,663	(42,393)	165,042	9,813,098
TIAA-CREF Emerging Markets Equity	700,071	185,345	172,860	(21,744)	—	595,661
TIAA-CREF Enhanced International Equity Index	708,588	163,155	176,229	(11,835)	—	643,551
TIAA-CREF Enhanced Large-Cap Growth Index	671,160	101,195	207,944	7,071	—	580,566
TIAA-CREF Enhanced Large-Cap Value Index	617,951	121,709	181,088	(5,382)	—	542,338
TIAA-CREF Global Natural Resources	165,574	51,311	54,944	(10,199)	—	135,324
TIAA-CREF Growth & Income	1,655,285	259,501	474,337	13,956	8,745	1,440,802
TIAA-CREF High-Yield	565,614	106,586	125,649	(7,715)	16,073	501,166
TIAA-CREF International Equity	1,223,092	365,363	366,944	(12,376)	—	1,120,233
TIAA-CREF International Opportunities	827,472	207,627	232,394	(7,406)	—	734,932
TIAA-CREF Large-Cap Growth	2,012,844	294,440	633,153	70,811	—	1,744,263
TIAA-CREF Large-Cap Value	1,866,212	395,918	539,929	(12,653)	—	1,650,385
TIAA-CREF Mid-Cap Growth	70,314	21,722	36,512	(1,712)	—	53,398
TIAA-CREF Mid-Cap Value	54,659	31,773	28,118	(1,423)	—	54,487
TIAA-CREF Money Market	2,993	—	—	—	—	2,994
TIAA-CREF Short-Term Bond	22,176,351	2,803,785	5,230,381	(29,718)	180,469	19,619,467
TIAA-CREF Small-Cap Equity	611,134	126,860	201,195	3,424	—	541,453
	$55,500,436	$8,180,283	$13,677,836	$(105,160)	$509,815	$49,080,782

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	39

Notes to financial statements (unaudited)

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifestyle Conservative Fund
TIAA-CREF Bond	$10,281,719	$2,695,457	$1,745,804	$(27,790)	$146,937	$11,078,333
TIAA-CREF Bond Plus	34,166,169	8,484,886	4,891,984	(95,811)	551,525	37,052,053
TIAA-CREF Emerging Markets Equity	2,868,128	1,022,472	404,875	(60,962)	—	2,990,808
TIAA-CREF Enhanced International Equity Index	2,905,381	990,820	444,817	(29,913)	—	3,239,007
TIAA-CREF Enhanced Large-Cap Growth Index	2,751,095	633,507	543,302	21,231	—	2,923,724
TIAA-CREF Enhanced Large-Cap Value Index	2,535,443	715,896	457,093	(6,890)	—	2,733,556
TIAA-CREF Global Natural Resources	679,681	258,349	143,477	(24,446)	—	680,422
TIAA-CREF Growth & Income	6,788,855	1,673,071	1,230,992	(1,276)	38,772	7,250,048
TIAA-CREF High-Yield	1,165,973	340,559	143,773	(8,816)	35,834	1,262,410
TIAA-CREF International Equity	5,034,350	1,896,753	865,721	(53,060)	—	5,635,223
TIAA-CREF International Opportunities	3,392,743	1,166,858	577,845	(29,254)	—	3,696,391
TIAA-CREF Large-Cap Growth	8,246,311	1,890,463	1,696,950	85,766	—	8,773,659
TIAA-CREF Large-Cap Value	7,648,592	2,365,315	1,426,757	(51,212)	—	8,298,631
TIAA-CREF Mid-Cap Growth	285,197	94,686	102,087	(4,684)	—	268,700
TIAA-CREF Mid-Cap Value	226,064	122,851	60,955	(2,651)	—	273,473
TIAA-CREF Money Market	4,722	—	—	—	—	4,722
TIAA-CREF Short-Term Bond	22,765,641	5,818,596	3,743,902	(21,683)	200,421	24,699,572
TIAA-CREF Small-Cap Equity	2,509,500	655,896	465,705	(18,455)	—	2,728,057
	$114,255,564	$30,826,435	$18,946,039	$(329,906)	$973,489	$123,588,789
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$58,693,339	$12,711,667	$6,712,693	$(148,893)	$920,426	$63,483,918
TIAA-CREF Emerging Markets Equity	5,246,545	1,531,228	442,485	(78,430)	—	5,421,111
TIAA-CREF Enhanced International Equity Index	5,757,794	1,491,211	413,192	(36,952)	—	6,408,520
TIAA-CREF Enhanced Large-Cap Growth Index	5,681,368	924,543	725,776	16,386	—	6,028,373
TIAA-CREF Enhanced Large-Cap Value Index	5,252,833	1,090,636	546,488	(11,594)	—	5,651,457
TIAA-CREF Global Natural Resources	1,354,249	380,839	158,183	(37,443)	—	1,345,640
TIAA-CREF Growth & Income	13,467,074	2,364,001	1,468,133	(15,062)	74,167	14,350,560
TIAA-CREF High-Yield	1,546,792	387,358	137,307	(6,946)	46,171	1,666,100
TIAA-CREF International Equity	9,541,996	2,761,481	805,154	(57,418)	—	10,666,962
TIAA-CREF International Opportunities	6,728,451	1,703,497	557,133	(33,771)	—	7,309,863
TIAA-CREF Large-Cap Growth	16,374,656	2,590,282	2,173,933	58,747	—	17,371,910
TIAA-CREF Large-Cap Value	15,171,643	3,319,853	1,432,448	(62,559)	—	16,438,217
TIAA-CREF Mid-Cap Growth	774,729	166,449	139,054	(6,759)	—	774,976
TIAA-CREF Mid-Cap Value	671,942	236,346	78,004	(4,145)	—	786,653
TIAA-CREF Money Market	6,346	1	—	—	1	6,347
TIAA-CREF Small-Cap Equity	4,911,169	1,008,390	563,465	(13,113)	—	5,397,788
	$151,180,926	$32,667,782	$16,353,448	$(437,952)	$1,040,765	$163,108,395

40	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,839,300	$3,575,962	$3,814,842	$(86,610)	$229,746	$14,290,513
TIAA-CREF Emerging Markets Equity	3,471,457	942,757	624,409	(114,183)	—	3,184,967
TIAA-CREF Enhanced International Equity Index	3,965,121	998,974	703,288	(64,072)	—	3,951,656
TIAA-CREF Enhanced Large-Cap Growth Index	3,997,822	570,966	877,982	24,565	—	3,784,748
TIAA-CREF Enhanced Large-Cap Value Index	3,700,328	730,204	767,327	(22,157)	—	3,553,971
TIAA-CREF Global Natural Resources	933,035	270,224	212,312	(46,278)	—	831,596
TIAA-CREF Growth & Income	9,287,264	1,562,316	1,981,785	(27,377)	51,173	8,833,656
TIAA-CREF High-Yield	803,201	222,203	189,892	(10,966)	23,692	768,743
TIAA-CREF International Equity	6,406,922	1,918,713	1,326,020	(93,878)	—	6,425,108
TIAA-CREF International Opportunities	4,646,442	1,174,234	906,314	(49,593)	—	4,510,818
TIAA-CREF Large-Cap Growth	11,297,237	1,739,439	2,721,739	119,966	—	10,684,573
TIAA-CREF Large-Cap Value	10,473,631	2,277,041	2,174,793	(93,344)	—	10,118,310
TIAA-CREF Mid-Cap Growth	617,340	101,424	142,718	(6,988)	—	553,408
TIAA-CREF Mid-Cap Value	539,559	177,605	122,803	(6,723)	—	557,076
TIAA-CREF Money Market	3,306	—	—	—	—	3,306
TIAA-CREF Small-Cap Equity	3,399,638	659,193	757,468	(26,093)	—	3,320,339
	$78,381,603	$16,921,255	$17,323,692	$(503,731)	$304,611	$75,372,788
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,963,104	$586,352	$861,257	$(93,064)	$—	$2,214,739
TIAA-CREF Enhanced International Equity Index	3,466,391	699,588	1,089,092	(61,391)	—	2,816,431
TIAA-CREF Enhanced Large-Cap Growth Index	3,520,366	350,824	1,175,955	41,315	—	2,734,009
TIAA-CREF Enhanced Large-Cap Value Index	3,273,584	368,164	956,241	(32,021)	—	2,569,428
TIAA-CREF Global Natural Resources	818,455	195,131	290,308	(41,743)	—	591,501
TIAA-CREF Growth & Income	8,120,155	869,795	2,582,856	9,352	40,961	6,303,687
TIAA-CREF International Equity	5,611,073	1,094,180	1,716,304	(61,177)	—	4,512,125
TIAA-CREF International Opportunities	4,053,797	711,938	1,219,466	(35,532)	—	3,212,851
TIAA-CREF Large-Cap Growth	9,893,858	957,022	3,410,239	216,785	—	7,628,339
TIAA-CREF Large-Cap Value	9,120,254	1,191,494	2,657,214	(68,976)	—	7,210,441
TIAA-CREF Mid-Cap Growth	584,714	69,926	205,229	(11,396)	—	426,082
TIAA-CREF Mid-Cap Value	511,717	93,839	140,271	(5,345)	—	429,990
TIAA-CREF Money Market	4,048	1	—	—	1	4,049
TIAA-CREF Small-Cap Equity	2,999,842	297,657	917,126	(42,175)	—	2,372,097
	$54,941,358	$7,485,911	$17,221,558	$(185,368)	$40,962	$43,025,769

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	41

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation/
Fund	cost	appreciation	(depreciation )	(depreciation	)
Lifestyle Income	$48,655,872	$851,599	$(426,689)	$424,910
Lifestyle Conservative	121,712,743	3,268,988	(1,392,942)	1,876,046
Lifestyle Moderate	159,663,129	5,602,853	(2,157,587)	3,445,266
Lifestyle Growth	71,295,488	4,969,697	(892,397)	4,077,300
Lifestyle Aggressive Growth	38,083,515	5,418,681	(476,427)	4,942,254

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2015 were as follows:

Fund	Purchases	Sales
Lifestyle Income	$8,381,427	$13,879,896
Lifestyle Conservative	31,837,869	19,954,411
Lifestyle Moderate	32,667,782	16,353,448
Lifestyle Growth	17,606,900	18,014,865
Lifestyle Aggressive Growth	8,110,066	17,849,894

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2015 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifestyle Income	$982,833	$349,750	$1,332,583
Lifestyle Conservative	2,254,892	887,011	3,141,903
Lifestyle Moderate	3,354,446	1,526,384	4,880,830
Lifestyle Growth	1,571,319	1,041,267	2,612,586
Lifestyle Aggressive Growth	1,222,031	1,154,413	2,376,444

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual

42	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2015, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	43

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

44	2015 Semiannual Report ■ TIAA-CREF Lifestyle Funds

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifestyle Funds ■ 2015 Semiannual Report	45

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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Understanding your fund report

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended November 30, 2015. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of November 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 10 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA–CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015–November 30, 2015).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2015

	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Managed Allocation Fund	(6/1/15)	(11/30/15)	(6/1/15–11/30/15)		(6/1/15–11/30/15)
Institutional Class
Actual return	$1,000.00	$978.03	$0.00		$1.98
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.02
Retirement Class
Actual return	1,000.00	975.96	1.23		3.21
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.29
Retail Class
Actual return	1,000.00	976.03	1.24		3.21
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.29

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.65% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	5

Managed Allocation Fund

Performance for the six months ended November 30, 2015

For the six-month period ended November 30, 2015, the TIAA-CREF Managed Allocation Fund returned –2.20% for the Institutional Class, compared with the –2.24% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2015, the fund returned 1.44% versus 0.36% for its composite index. The table on page 8 includes performance data for all share classes of the fund.

U.S. economy gains momentum, growth overseas lags

The domestic economy strengthened on many fronts. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose 3.9% in the second calendar quarter and 2.0% in the third. National unemployment dropped further, inflation rose modestly and the price of oil plunged. Overseas, Europe’s economy picked up, Japan’s economy improved, but China’s growth slowed. The Federal Reserve did not raise its target for the federal funds rate but signaled a possible rate hike in December 2015. Central banks in Europe, Japan and China cut rates.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –1.05%. Large-cap stocks topped mid- and small-cap stocks. Growth stocks rose, but their value counterparts dropped sharply. However, small-cap and value stocks rallied later in the period. (Returns are based on Russell indexes.)

International stocks and bond prices languish

The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –10.16% for the six months in U.S. dollars. During the summer, U.S. and international stocks—particularly in emerging markets—dropped sharply in reaction to concerns about China’s slow growth and currency devaluation, the Greek credit crisis, geopolitical conflicts, oil prices and U.S. interest rates. In the fall, stocks rose after China introduced fresh stimulus, and U.S. wages, corporate earnings and labor participation improved. Stocks performed better in the second half of the period than the first.

Bond markets, particularly high-yield bonds, were volatile primarily due to interest rate uncertainties, as well as credit concerns within certain sectors, such as energy. The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.12%.

6	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Fund suffers a loss as most equity and bond markets decline

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund pursues this strategy by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the six months, the Managed Allocation Fund’s absolute returns—that is, without regard to the performance of their composite benchmarks—were hampered by declines in both stocks and bonds. Among the underlying U.S. equity funds, the worst performers were the Mid-Cap Value Fund, the Large-Cap Value Fund, the Mid-Cap Growth Fund and the Enhanced Large-Cap Value Index Fund. The Large-Cap Growth Fund performed best, followed by the Enhanced Large-Cap Growth Index Fund and the Small-Cap Equity Fund. In the fixed-income category, the Bond Plus Fund ended slightly lower. In absolute terms, the High-Yield Fund performed the worst. All of the underlying international equity funds ended down. (All fund returns are for the Institutional Class.)

Domestic and international equities fuel relative performance

In terms of relative returns, in the U.S. equity category, the Large-Cap Growth Fund and the Small-Cap Equity Fund made the strongest contributions to the fund’s relative returns. The Large-Cap Value Fund was the biggest detractor and underperformed its benchmark.

In the international equity component, the International Opportunities Fund contributed most to relative performance, beating its benchmark. The Global Natural Resources Fund and the Emerging Markets Equity Fund followed in terms of their contribution. The International Equity Fund detracted from the fund’s relative return and slightly underperformed its benchmark.

In the fixed-income category, the Bond Plus Fund was the largest detractor, trailing its benchmark. The High-Yield Fund slightly detracted and also under-performed its benchmark. (Performance of the Managed Allocation Fund’s underlying funds can be found at tiaa-cref.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	7

Managed Allocation Fund

Performance as of November 30, 2015

				Average annual
		Total return		total return
					since
Managed Allocation Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	3/31/2006	–2.20%	1.44%	8.45%	5.53%
Retirement Class	3/31/2006	–2.40	1.10	8.17	5.25
Retail Class	3/31/2006	–2.40	1.10	8.19	5.36
Managed Allocation Composite Index*	—	–2.24	0.36	8.12	5.64	†
Broad market index
Russell 3000® Index	—	–1.05	2.58	14.13	7.27	†
Barclays U.S. Aggregate Bond Index	—	–0.12	0.97	3.09	4.78	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2015, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation

% of net assets
as of 11/30/2015
Equity
U.S. equity	40.9%
International equity	19.1
Fixed income	39.9
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

8	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	9

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2015

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.9%
28,120,134	TIAA-CREF Bond Plus Fund		$294,417,802	38.9%
829,835	TIAA-CREF High-Yield Fund		7,626,187	1.0
	TOTAL FIXED INCOME		302,043,989	39.9

INTERNATIONAL EQUITY — 19.1%
2,855,429	TIAA-CREF Emerging Markets Equity Fund		25,213,441	3.4
5,143,817	TIAA-CREF Enhanced International Equity Index Fund		37,189,794	4.9
866,560	TIAA-CREF Global Natural Resources Fund		6,213,232	0.8
3,833,100	TIAA-CREF International Equity Fund		41,704,124	5.5
3,241,180	TIAA-CREF International Opportunities Fund		33,967,563	4.5
	TOTAL INTERNATIONAL EQUITY		144,288,154	19.1

SHORT-TERM FIXED INCOME — 0.0%
73,554	TIAA-CREF Money Market Fund		73,554	0.0
	TOTAL SHORT-TERM FIXED INCOME		73,554	0.0

U.S. EQUITY — 40.9%
4,783,584	TIAA-CREF Enhanced Large-Cap Growth Index Fund		58,216,220	7.7
5,388,134	TIAA-CREF Enhanced Large-Cap Value Index Fund		54,797,326	7.2
3,962,997	TIAA-CREF Growth & Income Fund		50,013,020	6.6
3,646,893	TIAA-CREF Large-Cap Growth Fund		60,356,076	8.0
3,222,962	TIAA-CREF Large-Cap Value Fund		57,110,886	7.5
98,366	TIAA-CREF Mid-Cap Growth Fund		2,127,654	0.3
90,617	TIAA-CREF Mid-Cap Value Fund		2,138,571	0.3
1,373,335	TIAA-CREF Small-Cap Equity Fund		25,035,906	3.3
	TOTAL U.S. EQUITY		309,795,659	40.9
	TOTAL TIAA-CREF FUNDS	(Cost $673,671,038)	756,201,356	99.9

	TOTAL PORTFOLIO	(Cost $673,671,038)	756,201,356	99.9
	OTHER ASSETS & LIABILITIES, NET		444,130	0.1
	NET ASSETS		$756,645,486	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2015

ASSETS
Affiliated investments, at value‡	$756,201,356
Cash	828,046
Receivable from securities transactions	1,076,745
Receivable from Fund shares sold	199,118
Dividends receivable	804,409
Due from affiliates	5,613
Other	50,362
Total assets	759,165,649

LIABILITIES
Service agreement fees payable	2,350
Distribution fees payable	142,082
Due to affiliates	2,048
Payable for securities transactions	1,919,499
Payable for Fund shares redeemed	293,654
Payable for trustee compensation	51,474
Accrued expenses and other payables	109,056
Total liabilities	2,520,163
NET ASSETS	$756,645,486

NET ASSETS CONSIST OF:
Paid-in-capital	$649,616,253
Undistributed net investment income (loss)	1,273,275
Accumulated net realized gain (loss) on total investments	23,225,640
Net unrealized appreciation (depreciation) on total investments	82,530,318
NET ASSETS	$756,645,486

INSTITUTIONAL CLASS:
Net assets	$14,375,276
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,191,333
Net asset value per share	$12.07

RETIREMENT CLASS:
Net assets	$49,124,375
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,075,869
Net asset value per share	$12.05

RETAIL CLASS:
Net assets	$693,145,835
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,325,785
Net asset value per share	$12.09
‡ Affiliated investments, cost	$673,671,038

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	11

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2015

INVESTMENT INCOME
Dividends from affiliated investments	$4,913,254
Total income	4,913,254

EXPENSES
Shareholder servicing — Institutional Class	124
Shareholder servicing — Retirement Class	60,563
Shareholder servicing — Retail Class	163,997
Distribution fees — Retail Class	872,282
Administrative service fees	9,599
Trustee fees and expenses	3,598
Other expenses	88,500
Total expenses	1,198,663
Less: Expenses reimbursed by the investment adviser	(265,736)
Net expenses	932,927
Net investment income (loss)	3,980,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from sale of affiliated investments	1,827,012
Net change in unrealized appreciation (depreciation) from affiliated investments	(24,640,153)
Net realized and unrealized gain (loss) from affiliated investments	(22,813,141)
Net increase (decrease) in net assets from operations	$(18,832,814)

12	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2015	May 31, 2015
		(unaudited )
OPERATIONS
Net investment income (loss)		$3,980,327	$12,458,580
Net realized gain (loss) from sale of affiliated investments		1,827,012	36,264,857
Net change in unrealized appreciation (depreciation) from affiliated investments		(24,640,153)	(617,712)
Net increase (decrease) in net assets from operations		(18,832,814)	48,105,725

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(89,047)	(385,463)
	Retirement Class	(243,394)	(1,286,820)
	Retail Class	(3,514,197)	(19,575,621)
From realized gains:	Institutional Class	—	(324,092)
	Retirement Class	—	(1,197,578)
	Retail Class	—	(18,019,642)
Total distributions		(3,846,638)	(40,789,216)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,590,933	5,175,999
	Retirement Class	6,969,968	11,944,005
	Retail Class	23,237,195	50,840,780
Reinvestments of distributions:	Institutional Class	83,104	700,777
	Retirement Class	243,394	2,484,398
	Retail Class	3,368,280	36,231,334
Redemptions:	Institutional Class	(1,244,565)	(4,104,843)
	Retirement Class	(5,747,777)	(7,004,494)
	Retail Class	(32,757,868)	(57,499,358)
Net increase (decrease) from shareholder transactions		(4,257,336)	38,768,598
Net increase (decrease) in net assets		(26,936,788)	46,085,107

NET ASSETS
Beginning of period		783,582,274	737,497,167
End of period		$756,645,486	$783,582,274
Undistributed net investment income (loss) included in net assets		$1,273,275	$1,139,586

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	13

Statements of changes in net assets	concluded

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2015	May 31, 2015
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	131,410	419,640
	Retirement Class	575,545	963,704
	Retail Class	1,917,942	4,120,190
Shares reinvested:	Institutional Class	6,959	58,386
	Retirement Class	20,400	207,380
	Retail Class	281,488	3,013,764
Shares redeemed:	Institutional Class	(103,335)	(332,151)
	Retirement Class	(476,383)	(571,251)
	Retail Class	(2,718,182)	(4,664,101)
Net increase (decrease) from shareholder transactions		(364,156)	3,215,561

14	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	15

Financial highlights

Managed Allocation Fund

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
Institutional Class:	11/30/15	#	$12.42	$0.08		$(0.35)	$(0.27)	$(0.08)	$—	$(0.08)	$12.07	(2.20)%[b]	$14,375		0.03%[c]		0.00%[c]		1.29%[c]		7%[b]
	5/31/15		12.32	0.23		0.57	0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
	5/31/14		11.43	0.22		1.16	1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453		0.04		0.00		1.86		15
	5/31/13		9.92	0.22		1.58	1.80	(0.29)	—	(0.29)	11.43	18.33	9,461		0.04		0.00		2.09		17
	5/31/12		10.39	0.22		(0.42)	(0.20)	(0.27)	—	(0.27)	9.92	(1.79)	6,724		0.04		0.00		2.26		15
	5/31/11	†	9.40	0.17		1.01	1.18	(0.19)	—	(0.19)	10.39	12.66 [b]	4,142		0.06	[c]	0.00	[c]	2.53	[c]	10	[b]
	9/30/10		8.73	0.24		0.67	0.91	(0.24)	—	(0.24)	9.40	10.52	2,542		0.06		0.00		2.68		21
Retirement Class:	11/30/15	#	12.41	0.06		(0.36)	(0.30)	(0.06)	—	(0.06)	12.05	(2.40)[b]	49,124		0.28	[c]	0.25	[c]	1.04	[c]	7	[b]
	5/31/15		12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
	5/31/14		11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320		0.29		0.25		1.60		15
	5/31/13		9.91	0.20		1.57	1.77	(0.26)	—	(0.26)	11.42	18.04	31,195		0.29		0.25		1.84		17
	5/31/12		10.38	0.19		(0.41)	(0.22)	(0.25)	—	(0.25)	9.91	(2.04)	29,993		0.29		0.25		1.96		15
	5/31/11	†	9.39	0.14		1.03	1.17	(0.18)	—	(0.18)	10.38	12.54 [b]	32,622		0.31	[c]	0.25	[c]	2.18	[c]	10	[b]
	9/30/10		8.72	0.21		0.67	0.88	(0.21)	—	(0.21)	9.39	10.26	24,404		0.30		0.25		2.36		21
Retail Class:	11/30/15	#	12.45	0.06		(0.36)	(0.30)	(0.06)	—	(0.06)	12.09	(2.40)[b]	693,146		0.32	[c]	0.25	[c]	1.04	[c]	7	[b]
	5/31/15		12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14
	5/31/14		11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724		0.35		0.25		1.59		15
	5/31/13		9.94	0.21		1.56	1.77	(0.26)	—	(0.26)	11.45	18.00	607,883		0.36		0.25		1.92		17
	5/31/12		10.41	0.20		(0.42)	(0.22)	(0.25)	—	(0.25)	9.94	(2.03)	525,266		0.33		0.25		1.97		15
	5/31/11	†	9.42	0.15		1.02	1.17	(0.18)	—	(0.18)	10.41	12.52 [b]	562,043		0.26	[c]	0.21	[c]	2.29	[c]	10	[b]
	9/30/10		8.75	0.22		0.67	0.89	(0.22)	—	(0.22)	9.42	10.34	505,725		0.21		0.16		2.47		21
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
#	Unaudited
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

16	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	17

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees

18	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	19

Notes to financial statements (unaudited)

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2015, there were no transfers between levels by the Fund.

As of November 30, 2015, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2016, unless changed with approval of the Board.

20	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	2015
TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$304,014,809	$20,716,500	$24,323,449	$(438,204)	$4,423,334	$294,417,802
TIAA-CREF Emerging Markets Equity	27,192,393	3,483,509	889,660	(154,726)	—	25,213,441
TIAA-CREF Enhanced International Equity Index	37,321,504	3,902,468	1,349,389	(130,512)	—	37,189,794
TIAA-CREF Enhanced Large-Cap Growth Index	61,026,641	1,487,943	5,563,396	889,775	—	58,216,220
TIAA-CREF Enhanced Large-Cap Value Index	57,004,112	3,223,843	3,734,489	(12,003)	—	54,797,326
TIAA-CREF Global Natural Resources	7,118,834	770,497	529,861	(91,688)	—	6,213,232
TIAA-CREF Growth & Income	52,517,958	1,834,203	4,114,070	334,596	269,530	50,013,020
TIAA-CREF High-Yield	7,966,678	582,155	287,347	(15,167)	220,380	7,626,187
TIAA-CREF International Equity	41,836,665	5,463,765	2,068,639	(150,844)	—	41,704,124
TIAA-CREF International Opportunities	35,059,811	3,512,251	1,822,501	(54,516)	—	33,967,563
TIAA-CREF Large-Cap Growth	63,272,842	2,941,367	7,721,547	1,587,189	—	60,356,076
TIAA-CREF Large-Cap Value	58,958,824	4,713,711	3,988,276	(62,936)	—	57,110,886
TIAA-CREF Mid-Cap Growth	2,423,962	74,959	284,610	(10,663)	—	2,127,654
TIAA-CREF Mid-Cap Value	2,018,102	528,017	274,394	(11,621)	—	2,138,571
TIAA-CREF Money Market	73,544	10	—	—	10	73,554
TIAA-CREF Small-Cap Equity	25,445,414	2,342,071	2,863,237	148,332	—	25,035,906
	$783,252,093	$55,577,269	$59,814,865	$1,827,012	$4,913,254	$756,201,356

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2015, the cost of portfolio investments for federal income tax purposes was $677,653,569. Net unrealized appreciation of portfolio investments for federal income tax purposes was $78,547,787, consisting of gross unrealized appreciation of $88,346,463 and gross unrealized depreciation of ($9,798,676).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended November 30, 2015 were $55,577,269 and $59,814,865, respectively.

TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	21

Notes to financial statements (unaudited)	concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2015 was as follows:

		Long-term
	Ordinary income	capital gains	Total
5/31/2015	$21,322,086	$19,467,130	$40,789,216

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2015, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Managed Allocation Fund ■ 2015 Semiannual Report	23

Additional information about index providers (unaudited)	concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

24	2015 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 13, 2016	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 13, 2016	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated: January 13, 2016	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer